NATIONWIDE

VARIABLE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
91,463 shares (cost $1,189,538)	$1,227,429
Investors Growth Stock Series - Service Class (MIGSC)
224,812 shares (cost $2,015,592)	2,162,689
Mid Cap Growth Series - Service Class (MMCGSC)
565,654 shares (cost $3,651,010)	2,556,755
New Discovery Series - Service Class (MNDSC)
173,559 shares (cost $2,273,432)	2,264,943
Value Series - Service Class (MVFSC)
421,652 shares (cost $5,614,953)	4,924,894
Core Plus Fixed Income Portfolio - Class II (MSVF2)
97,012 shares (cost $1,023,814)	955,565
Managed Allocation Fund - Moderate Growth II (VFMG2)
1,727,677 shares (cost $17,257,354)	14,978,960
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
6,216 shares (cost $71,410)	68,503
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
386,604 shares (cost $6,581,436)	6,061,948
American Funds NVIT Bond Fund - Class II (GVABD2)
270,135 shares (cost $2,751,099)	2,876,940
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
138,669 shares (cost $2,992,740)	2,741,487
American Funds NVIT Growth Fund - Class II (GVAGR2)
55,429 shares (cost $2,768,357)	2,550,292
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
29,884 shares (cost $908,905)	1,001,998
Federated NVIT High Income Bond Fund - Class III (HIBF3)
43,542 shares (cost $273,297)	286,943
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)
76,173 shares (cost $998,575)	856,950
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
551,331 shares (cost $7,084,301)	6,246,582
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
25,712 shares (cost $198,888)	205,696

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
13,269 shares (cost $103,525)	$111,591
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
1,655 shares (cost $11,596)	13,932
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2,833 shares (cost $21,608)	23,824
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
90,357 shares (cost $759,413)	862,006
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
59,930 shares (cost $463,110)	544,767
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
72,574 shares (cost $680,057)	730,094
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
266,779 shares (cost $2,054,810)	2,486,379
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
17,586 shares (cost $135,109)	155,456
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
79,804 shares (cost $705,786)	778,887
NVIT Core Bond Fund - Class I (NVCBD1)
981 shares (cost $9,868)	10,011
NVIT Core Bond Fund - Class II (NVCBD2)
55,389 shares (cost $547,987)	564,418
NVIT Core Plus Bond Fund - Class II (NVLCP2)
65,516 shares (cost $717,187)	706,258
NVIT Fund - Class II (TRF2)
30,607 shares (cost $234,587)	247,001
NVIT Government Bond Fund - Class I (GBF)
1,440,678 shares (cost $16,792,014)	16,913,559
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
1,277,515 shares (cost $14,098,661)	10,513,950
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
8,425 shares (cost $101,816)	101,356
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
540 shares (cost $6,338)	6,972
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,563,493 shares (cost $15,687,389)	15,431,674
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
8,163,237 shares (cost $89,338,721)	79,265,032

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
3,723,030 shares (cost $41,855,616)	$34,959,252
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2,424,350 shares (cost $25,975,210)	23,782,877
NVIT Mid Cap Index Fund - Class I (MCIF)
61,410 shares (cost $998,407)	910,097
NVIT Mid Cap Index Fund - Class II (MCIF2)
264,948 shares (cost $4,735,510)	3,910,639
NVIT Money Market Fund - Class I (SAM)
30,505,825 shares (cost $30,505,825)	30,505,825
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
1,107 shares (cost $7,840)	9,541
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
14,913 shares (cost $229,598)	145,999
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
172,661 shares (cost $2,375,613)	1,683,448
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
8,403 shares (cost $58,373)	72,935
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
623,896 shares (cost $4,719,521)	5,203,295
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
18,078 shares (cost $126,766)	150,954
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
28,160 shares (cost $231,361)	257,098
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
97,112 shares (cost $1,579,640)	1,172,137
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
18,171 shares (cost $124,149)	150,816
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
332,936 shares (cost $3,635,185)	2,723,418
NVIT Multi-Manager Small Company Fund - Class I (SCF)
35,386 shares (cost $739,328)	511,328
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
198,125 shares (cost $3,763,614)	2,799,501
NVIT Short Term Bond Fund - Class II (NVSTB2)
73,495 shares (cost $739,685)	753,319
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
1,333 shares (cost $17,841)	18,769

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
2,334 shares (cost $31,954)	$32,845
Templeton NVIT International Value Fund - Class III (NVTIV3)
5,624 shares (cost $76,863)	78,170
Van Kampen NVIT Real Estate Fund - Class II (NVRE2)
255,365 shares (cost $1,597,239)	1,859,060
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
11,335 shares (cost $125,055)	120,606
Low Duration Portfolio - Advisor Class (PMVLAD)
174,424 shares (cost $1,821,810)	1,763,432
V.I. Capital Appreciation Fund - Series II (AVCA2)
68,572 shares (cost $1,599,104)	1,371,446
V.I. Capital Development Fund - Series I (AVCDI)
10,392 shares (cost $139,135)	117,326
V.I. Capital Development Fund - Series II (AVCD2)
22,979 shares (cost $352,304)	252,534
V.I. Core Equity Fund - Series I (AVGI)
19,190 shares (cost $480,755)	478,220
V.I. Core Equity Fund - Series II (AVCE2)
49,918 shares (cost $1,251,424)	1,235,477
V.I. International Growth Fund - Series II (AVIE2)
24,181 shares (cost $399,257)	619,750
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)
52,397 shares (cost $638,727)	572,175
VPS Growth and Income Portfolio - Class B (ALVGIB)
228,489 shares (cost $4,979,271)	3,445,611
VPS International Value Portfolio - Class B (ALVIVB)
116,480 shares (cost $1,970,705)	1,693,624
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
62,826 shares (cost $1,559,289)	1,553,051
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
449,118 shares (cost $7,179,623)	6,000,211
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
65,072 shares (cost $812,305)	634,454
Stock Index Fund, Inc. - Initial Shares (DSIF)
53,765 shares (cost $1,571,522)	1,414,569
Stock Index Fund, Inc. - Service Shares (DSIFS)
95,133 shares (cost $2,923,031)	2,505,796

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
10,482 shares (cost $256,460)	$275,264
Capital Appreciation Fund II - Service Shares (FCA2S)
208,163 shares (cost $1,236,982)	1,188,611
Clover Value Fund II - Service Shares (FALFS)
114,119 shares (cost $1,737,780)	1,030,491
High Income Bond Fund II - Service Shares (FHIBS)
1,104,459 shares (cost $7,121,781)	7,344,653
International Equity Fund II (FVIE2)
7,213 shares (cost $84,737)	99,247
Mid Cap Growth Strategies Fund II (FVGS2)
28,363 shares (cost $626,300)	471,966
Quality Bond Fund II - Primary Shares (FQB)
275,789 shares (cost $2,991,278)	3,088,836
Quality Bond Fund II - Service Shares (FQBS)
796,371 shares (cost $8,486,600)	8,879,535
Contrafund Portfolio - Service Class 2 (FC2)
1,230,107 shares (cost $34,744,396)	24,958,865
Equity-Income Portfolio - Initial Class (FEIP)
705,587 shares (cost $16,638,831)	11,860,919
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
372,719 shares (cost $3,971,385)	2,896,030
High Income Portfolio - Initial Class (FHIP)
2,091,443 shares (cost $12,298,253)	11,063,734
VIP Fund - Asset Manager Growth Portfolio - Initial Class (FAMGP)
125,799 shares (cost $1,622,932)	1,592,621
VIP Fund - Asset Manager Growth Portfolio - Service Class (FAMGS)
122,341 shares (cost $1,464,513)	1,539,048
VIP Fund - Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
46,211 shares (cost $606,061)	578,098
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
217,812 shares (cost $3,101,452)	2,831,561
VIP Fund - Asset Manager Portfolio - Service Class (FAMS)
166,938 shares (cost $2,349,604)	2,156,845
VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)
106,891 shares (cost $1,477,129)	1,367,141
VIP Fund - Balanced Portfolio - Initial Class (FBP)
1,334,425 shares (cost $18,071,049)	17,894,642

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

VIP Fund - Balanced Portfolio - Service Class (FBS)
385,606 shares (cost $5,220,204)	$5,151,697
VIP Fund - Balanced Portfolio - Service Class 2 (FB2)
196,250 shares (cost $2,735,351)	2,598,351
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
1,221,109 shares (cost $31,541,461)	25,179,264
VIP Fund - Contrafund Portfolio - Service Class (FCS)
868,919 shares (cost $22,945,376)	17,856,294
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
193,368 shares (cost $1,756,577)	1,365,178
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 1 (FDCAS)
28,983 shares (cost $280,312)	206,942
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
636,838 shares (cost $15,019,190)	10,667,037
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
1,087,050 shares (cost $25,773,743)	18,012,423
VIP Fund - Growth & Income Portfolio - Initial Class (FGIP)
560,365 shares (cost $7,211,634)	6,203,243
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)
695,083 shares (cost $9,179,522)	7,645,913
VIP Fund - Growth & Income Portfolio - Service Class 2 (FGI2)
446,707 shares (cost $6,049,251)	4,869,107
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2,274,858 shares (cost $43,288,189)	33,008,190
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
566,009 shares (cost $10,212,569)	8,195,808
VIP Fund - Growth Opportunities Portfolio - Service Class 2 (FGO2)
101,750 shares (cost $1,474,683)	1,465,199
VIP Fund - Growth Portfolio - Initial Class (FGP)
361,415 shares (cost $11,138,351)	10,856,917
VIP Fund - Growth Portfolio - Service Class (FGS)
380,435 shares (cost $12,274,789)	11,397,838
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
327,622 shares (cost $11,112,776)	9,746,763
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
241,255 shares (cost $1,121,397)	1,271,412
VIP Fund - High Income Portfolio - Service Class (FHIS)
1,032,437 shares (cost $6,079,202)	5,430,618

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

VIP Fund - High Income Portfolio - Service Class 2 (FHI2)
1,058,175 shares (cost $6,063,335)	$5,481,346
VIP Fund - High Income Portfolio - Service Class 2R (FHI2R)
389,704 shares (cost $1,832,399)	2,014,771
VIP Fund - High Income Portfolio - Service Class R (FHISR)
95,698 shares (cost $426,113)	502,416
VIP Fund - Index 500 Portfolio - Initial Class (FIP)
204,522 shares (cost $27,351,994)	24,464,844
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
1,765,341 shares (cost $21,746,001)	22,031,450
VIP Fund - Mid Cap Portfolio - Initial Class (FMCP)
112,525 shares (cost $3,381,642)	2,873,897
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
326,390 shares (cost $9,901,075)	8,293,573
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
970,302 shares (cost $29,365,321)	24,354,582
VIP Fund - Money Market Portfolio - Initial Class (FMMP)
16,691,097 shares (cost $16,691,097)	16,691,097
VIP Fund - Overseas Portfolio - Initial Class (FOP)
809,726 shares (cost $15,125,667)	12,186,379
VIP Fund - Overseas Portfolio - Service Class (FOS)
250,431 shares (cost $4,014,186)	3,753,965
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
178,382 shares (cost $3,233,126)	2,661,465
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
251,109 shares (cost $4,967,536)	3,716,412
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
43,371 shares (cost $863,436)	649,260
VIP Fund - Value Portfolio - Service Class 2 (FV2)
54,111 shares (cost $681,541)	507,561
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
44,334 shares (cost $406,760)	341,812
VIP Fund - Value Strategies Portfolio - Service Class 2 (FVS)
25,856 shares (cost $318,032)	244,597
VIP Fund - VIP Growth Strategies Portfolio - Service Class (FAGRS)
10,146 shares (cost $91,623)	73,152
VIP Fund - VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)
148,235 shares (cost $1,343,188)	1,045,057

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
91,323 shares (cost $1,595,104)	$1,473,033
Templeton Foreign Securities Fund - Class 1 (TIF)
24,913 shares (cost $337,905)	340,808
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
68,734 shares (cost $442,538)	490,762
Socially Responsive Portfolio - I Class Shares (AMSRS)
21,346 shares (cost $237,913)	258,289
Capital Appreciation Fund/VA - Service Class (OVCAFS)
202,338 shares (cost $7,317,652)	7,413,649
Global Securities Fund/VA - Class 3 (OVGS3)
20,863 shares (cost $632,203)	556,408
Global Securities Fund/VA - Class 4 (OVGS4)
213,022 shares (cost $6,687,129)	5,606,735
Global Securities Fund/VA - Non-Service Shares (OVGS)
17,575 shares (cost $478,675)	465,728
Global Securities Fund/VA - Service Class (OVGSS)
140,443 shares (cost $3,835,521)	3,690,832
High Income Fund/VA - Class 3 (OVHI3)
100,323 shares (cost $260,121)	199,642
High Income Fund/VA - Non-Service Shares (OVHI)
105,425 shares (cost $838,084)	208,742
Main Street Fund(R)/VA - Service Class (OVGIS)
412,417 shares (cost $8,189,420)	7,440,000
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
43,227 shares (cost $650,854)	622,464
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
22,795 shares (cost $288,844)	325,510
Strategic Bond Fund/VA - Service Class (OVSBS)
2,626,551 shares (cost $14,110,452)	14,130,842
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
13,726 shares (cost $192,518)	197,649
Putnam VT International Equity Fund - IB Shares (PVTIGB)
18,565 shares (cost $308,175)	205,700
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
18,877 shares (cost $314,223)	207,084
Putnam VT Voyager Fund - IB Shares (PVTVB)
36,903 shares (cost $972,305)	1,195,664

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Capital Growth Portfolio - Class II (ACEG2)
91,463 shares (cost $2,488,923)	$2,561,879
Comstock Portfolio - Class II (ACC2)
812,999 shares (cost $10,516,023)	8,211,294
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
134,261 shares (cost $1,168,252)	1,238,599
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
14,189 shares (cost $76,997)	90,097

Total Investments	788,170,693
Total Assets	788,170,693
Accounts Receivable - Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	4,178

Total Accounts Receivable	4,178
Accounts Payable	43,769

$788,131,102

Contract Owners’ Equity:
Accumulation units	787,703,212
Contracts in payout (annuitization) period	427,890

Total Contract Owners’ Equity (note 5)	$788,131,102

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	MLVGA3	JARLCS	MIGSC	MMCGSC	MNDSC	MVFSC	MSVF2

Reinvested dividends	$14,028,680	14,686	946	9,004	-	-	55,005	102,114
Mortality and expense risk charges (note 2)	(9,410,459)	(3,588)	(1,707)	(27,936)	(30,598)	(22,570)	(58,740)	(13,567)

Net investment income (loss)	4,618,221	11,098	(761)	(18,932)	(30,598)	(22,570)	(3,735)	88,547

Realized gain (loss) on investments	(64,653,221)	3,787	(100,180)	(124,831)	(349,044)	(370,824)	(507,744)	(137,702)
Change in unrealized gain (loss) on investments	213,853,843	37,891	116,533	752,563	1,148,755	1,269,033	1,339,037	136,909

Net gain (loss) on investments	149,200,622	41,678	16,353	627,732	799,711	898,209	831,293	(793)

Reinvested capital gains	7,049,164	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$160,868,007	52,776	15,592	608,800	769,113	875,639	827,558	87,754

Investment Activity:	MSVREB	VFMG2	NVAGF3	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2

Reinvested dividends	$48,027	1,666	2,381	-	4,162	9,516	-	-
Mortality and expense risk charges (note 2)	(12,689)	(163,647)	(173)	(1)	(62,359)	(33,642)	(25,937)	(26,586)

Net investment income (loss)	35,338	(161,981)	2,208	(1)	(58,197)	(24,126)	(25,937)	(26,586)

Realized gain (loss) on investments	(2,242,153)	(2,808,289)	(99)	(46)	(339,069)	(146,519)	(509,107)	(570,592)
Change in unrealized gain (loss) on investments	2,290,483	5,643,449	(2,908)	-	1,396,805	465,056	1,081,905	1,047,536

Net gain (loss) on investments	48,330	2,835,160	(3,007)	(46)	1,057,736	318,537	572,798	476,944

Reinvested capital gains	-	81,205	322	-	133,247	909	172,168	268,575

Net increase (decrease) in contract owners’ equity resulting from operations	$83,668	2,754,384	(477)	(47)	1,132,786	295,320	719,029	718,933

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVAGI2	HIBF3	GEM2	GEM6	NVIE6	NVNMO2	NVNSR2	NVCRA2

Reinvested dividends	$-	24,392	8,114	56,741	1,239	-	30	120
Mortality and expense risk charges (note 2)	(9,305)	(2,979)	(9,101)	(72,126)	(1,699)	(570)	(77)	(177)

Net investment income (loss)	(9,305)	21,413	(987)	(15,385)	(460)	(570)	(47)	(57)

Realized gain (loss) on investments	(89,189)	(10,033)	(53,309)	(2,547,125)	(32,725)	(4,627)	181	(2,550)
Change in unrealized gain (loss) on investments	311,583	80,139	394,416	4,882,945	71,546	18,889	2,336	1,899

Net gain (loss) on investments	222,394	70,106	341,107	2,335,820	38,821	14,262	2,517	(651)

Reinvested capital gains	22,746	-	-	-	-	242	-	5

Net increase (decrease) in contract owners’ equity resulting from operations	$235,835	91,519	340,120	2,320,435	38,361	13,934	2,470	(703)

Investment Activity:	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2

Reinvested dividends	$16,089	7,040	16,932	34,647	1,796	12,846	870	14,169
Mortality and expense risk charges (note 2)	(10,150)	(4,942)	(7,531)	(19,856)	(1,200)	(7,489)	(409)	(6,106)

Net investment income (loss)	5,939	2,098	9,401	14,791	596	5,357	461	8,063

Realized gain (loss) on investments	58,900	(42,402)	14,610	(56,213)	9,365	16,147	3,477	8,415
Change in unrealized gain (loss) on investments	104,390	132,955	48,748	480,594	17,645	63,046	143	16,009

Net gain (loss) on investments	163,290	90,553	63,358	424,381	27,010	79,193	3,620	24,424

Reinvested capital gains	-	-	1,478	116	57	413	131	2,694

Net increase (decrease) in contract owners’ equity resulting from operations	$169,229	92,651	74,237	439,288	27,663	84,963	4,212	35,181

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVLCP2	TRF2	GBF	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM

Reinvested dividends	$16,819	1,174	653,588	101,686	609	1,521	320,581	1,204,960
Mortality and expense risk charges (note 2)	(3,260)	(1,502)	(242,402)	(133,260)	(137)	(1,144)	(216,239)	(1,004,355)

Net investment income (loss)	13,559	(328)	411,186	(31,574)	472	377	104,342	200,605

Realized gain (loss) on investments	14,068	(9,258)	228,849	(1,057,264)	2	22,408	(583,530)	(3,107,007)
Change in unrealized gain (loss) on investments	(11,084)	35,680	(645,892)	2,671,883	(460)	634	1,620,934	13,509,449

Net gain (loss) on investments	2,984	26,422	(417,043)	1,614,619	(458)	23,042	1,037,404	10,402,442

Reinvested capital gains	13,851	-	249,038	525,577	724	36	85,948	1,745,944

Net increase (decrease) in contract owners’ equity resulting from operations	$30,394	26,094	243,181	2,108,622	738	23,455	1,227,694	12,348,991

Investment Activity:	GVDMA	GVDMC	MCIF	MCIF2	SAM	NVMIG6	GVDIV3	GVDIV6

Reinvested dividends	$434,149	432,400	7,686	25,804	22,532	238	2,908	30,203
Mortality and expense risk charges (note 2)	(441,002)	(315,553)	(8,926)	(46,011)	(525,544)	(208)	(1,659)	(21,644)

Net investment income (loss)	(6,853)	116,847	(1,240)	(20,207)	(503,012)	30	1,249	8,559

Realized gain (loss) on investments	(2,413,277)	(1,408,467)	(39,287)	(466,000)	-	(275)	(52,726)	(1,261,833)
Change in unrealized gain (loss) on investments	7,682,485	3,877,683	261,197	1,451,798	-	8,198	87,477	1,596,360

Net gain (loss) on investments	5,269,208	2,469,216	221,910	985,798	-	7,923	34,751	334,527

Reinvested capital gains	1,373,321	369,079	25,889	110,635	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,635,676	2,955,142	246,559	1,076,226	(503,012)	7,953	36,000	343,086

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVMLG2	NVMLV2	NVMMG2	NVMMV2	SCGF2	SCVF	SCVF2	SCF

Reinvested dividends	$199	22,831	-	1,152	-	869	14,050	1,232
Mortality and expense risk charges (note 2)	(654)	(25,485)	(1,197)	(1,116)	(13,312)	(1,713)	(34,861)	(5,500)

Net investment income (loss)	(455)	(2,654)	(1,197)	36	(13,312)	(844)	(20,811)	(4,268)

Realized gain (loss) on investments	(6,608)	53,390	4,576	2,775	(155,070)	(42,946)	(698,724)	(76,810)
Change in unrealized gain (loss) on investments	22,711	484,901	28,288	26,331	407,255	79,058	1,247,835	214,564

Net gain (loss) on investments	16,103	538,291	32,864	29,106	252,185	36,112	549,111	137,754

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,648	535,637	31,667	29,142	238,873	35,268	528,300	133,486

Investment Activity:	SCF2	NVSTB2	NVOLG1	NVOLG2	NVTIV3	NVRE2	PMVFAD	PMVLAD

Reinvested dividends	$4,377	14,082	26	10	238	13,317	501	15,931
Mortality and expense risk charges (note 2)	(33,631)	(9,195)	(112)	(92)	(245)	(8,788)	(316)	(8,445)

Net investment income (loss)	(29,254)	4,887	(86)	(82)	(7)	4,529	185	7,486

Realized gain (loss) on investments	(972,237)	9,510	1,434	1,031	331	16,570	2,034	8,926
Change in unrealized gain (loss) on investments	1,741,621	20,275	927	891	1,308	271,570	(4,449)	(58,378)

Net gain (loss) on investments	769,384	29,785	2,361	1,922	1,639	288,140	(2,415)	(49,452)

Reinvested capital gains	-	2,396	293	544	129	5,978	1,483	85,311

Net increase (decrease) in contract owners’ equity resulting from operations	$740,130	37,068	2,568	2,384	1,761	298,647	(747)	43,345

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AVBV2	AVCA2	AVCDI	AVCD2	AVGI	AVCE2	AVIE2	AVMCCI

Reinvested dividends	$-	3,425	-	-	7,949	16,292	7,471	7,005
Mortality and expense risk charges (note 2)	(36,024)	(16,996)	(1,159)	(2,920)	(4,652)	(14,063)	(7,346)	(5,673)

Net investment income (loss)	(36,024)	(13,571)	(1,159)	(2,920)	3,297	2,229	125	1,332

Realized gain (loss) on investments	(3,958,665)	(48,521)	(18,476)	(94,209)	(8,049)	(54,512)	53,392	(29,670)
Change in unrealized gain (loss) on investments	5,222,503	281,179	54,477	175,700	110,681	294,224	117,515	157,710

Net gain (loss) on investments	1,263,838	232,658	36,001	81,491	102,632	239,712	170,907	128,040

Reinvested capital gains	-	-	-	-	-	-	-	6,760

Net increase (decrease) in contract owners’ equity resulting from operations	$1,227,814	219,087	34,842	78,571	105,929	241,941	171,032	136,132

Investment Activity:	ALVGIB	ALVIVB	ALVPGB	ALVSVB	DVSCS	DSIF	DSIFS	DSRG

Reinvested dividends	$117,383	16,438	-	43,949	15,948	28,392	39,935	2,276
Mortality and expense risk charges (note 2)	(44,882)	(22,443)	(18,633)	(68,635)	(6,930)	(16,358)	(28,483)	(2,886)

Net investment income (loss)	72,501	(6,005)	(18,633)	(24,686)	9,018	12,034	11,452	(610)

Realized gain (loss) on investments	(736,143)	(75,575)	(24,098)	(531,458)	(89,662)	(229,075)	(207,744)	(587)
Change in unrealized gain (loss) on investments	1,204,600	532,615	467,108	2,156,018	99,321	425,683	517,056	71,821

Net gain (loss) on investments	468,457	457,040	443,010	1,624,560	9,659	196,608	309,312	71,234

Reinvested capital gains	-	-	-	231,819	108,109	92,067	140,149	-

Net increase (decrease) in contract owners’ equity resulting from operations	$540,958	451,035	424,377	1,831,693	126,786	300,709	460,913	70,624

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FCA2S	FALFS	FHIBS	FVIE2	FVGS2	FQB	FQBS	FC2

Reinvested dividends	$8,328	22,379	713,800	2,834	-	185,317	588,457	255,278
Mortality and expense risk charges (note 2)	(14,800)	(11,782)	(86,873)	(1,003)	(5,249)	(32,909)	(113,473)	(296,587)

Net investment income (loss)	(6,472)	10,597	626,927	1,831	(5,249)	152,408	474,984	(41,309)

Realized gain (loss) on investments	(5,406)	(297,993)	(719,692)	1,217	(42,220)	(45,283)	(263,521)	(2,828,768)
Change in unrealized gain (loss) on investments	132,811	396,650	2,782,801	28,488	159,413	405,340	1,348,737	9,469,128

Net gain (loss) on investments	127,405	98,657	2,063,109	29,705	117,193	360,057	1,085,216	6,640,360

Reinvested capital gains	-	-	-	-	-	-	-	6,129

Net increase (decrease) in contract owners’ equity resulting from operations	$120,933	109,254	2,690,036	31,536	111,944	512,465	1,560,200	6,605,180

Investment Activity:	FEIP	FVSS2	FHIP	FAMGP	FAMGS	FAMG2	FAMP	FAMS

Reinvested dividends	$238,531	8,662	793,265	22,049	20,134	6,829	60,701	44,365
Mortality and expense risk charges (note 2)	(150,429)	(31,615)	(142,744)	(20,121)	(13,540)	(5,479)	(35,046)	(19,601)

Net investment income (loss)	88,102	(22,953)	650,521	1,928	6,594	1,350	25,655	24,764

Realized gain (loss) on investments	(1,432,325)	(850,508)	(725,576)	(17,941)	(70,290)	(8,258)	(153,605)	(24,873)
Change in unrealized gain (loss) on investments	3,960,010	1,884,413	3,603,987	401,104	434,854	143,459	726,015	483,419

Net gain (loss) on investments	2,527,685	1,033,905	2,878,411	383,163	364,564	135,201	572,410	458,546

Reinvested capital gains	-	-	-	2,848	2,774	1,061	4,259	3,278

Net increase (decrease) in contract owners’ equity resulting from operations	$2,615,787	1,010,952	3,528,932	387,939	373,932	137,612	602,324	486,588

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FAM2	FBP	FBS	FB2	FCP	FCS	FDCA2	FDCAS

Reinvested dividends	$26,599	294,796	79,312	38,950	307,505	201,426	196	261
Mortality and expense risk charges (note 2)	(13,120)	(219,286)	(43,367)	(24,728)	(308,326)	(157,954)	(15,911)	(1,737)

Net investment income (loss)	13,479	75,510	35,945	14,222	(821)	43,472	(15,715)	(1,476)

Realized gain (loss) on investments	(51,952)	(832,391)	(109,743)	(78,717)	(1,041,765)	(500,660)	(210,845)	(31,311)
Change in unrealized gain (loss) on investments	332,627	5,612,481	1,459,766	770,605	7,555,111	5,133,729	626,849	87,297

Net gain (loss) on investments	280,675	4,780,090	1,350,023	691,888	6,513,346	4,633,069	416,004	55,986

Reinvested capital gains	2,097	49,334	13,729	7,283	6,108	4,306	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$296,251	4,904,934	1,399,697	713,393	6,518,633	4,680,847	400,289	54,510

Investment Activity:	FEIS	FEI2	FGIP	FGIS	FGI2	FGOP	FGOS	FGO2

Reinvested dividends	$205,262	332,350	60,489	68,168	37,685	133,916	26,555	2,946
Mortality and expense risk charges (note 2)	(97,603)	(208,230)	(79,653)	(68,433)	(52,335)	(392,681)	(69,172)	(12,953)

Net investment income (loss)	107,659	124,120	(19,164)	(265)	(14,650)	(258,765)	(42,617)	(10,007)

Realized gain (loss) on investments	(829,505)	(2,732,180)	(346,526)	(629,380)	(399,817)	(3,332,665)	(861,932)	(61,706)
Change in unrealized gain (loss) on investments	3,126,815	6,722,411	1,669,043	2,220,237	1,427,522	13,943,282	3,494,613	534,967

Net gain (loss) on investments	2,297,310	3,990,231	1,322,517	1,590,857	1,027,705	10,610,617	2,632,681	473,261

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,404,969	4,114,351	1,303,353	1,590,592	1,013,055	10,351,852	2,590,064	463,254

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FGP	FGS	FG2	FHIPR	FHIS	FHI2	FHI2R	FHISR

Reinvested dividends	$42,207	34,057	17,314	90,909	385,180	397,348	146,215	35,584
Mortality and expense risk charges (note 2)	(136,336)	(100,855)	(104,937)	(16,556)	(50,129)	(65,584)	(24,154)	(4,914)

Net investment income (loss)	(94,129)	(66,798)	(87,623)	74,353	335,051	331,764	122,061	30,670

Realized gain (loss) on investments	(1,364,888)	(939,280)	(482,958)	(174,346)	(304,733)	(639,663)	(342,230)	(109,577)
Change in unrealized gain (loss) on investments	3,745,326	3,445,205	2,638,611	524,443	1,737,499	2,231,606	885,872	250,468

Net gain (loss) on investments	2,380,438	2,505,925	2,155,653	350,097	1,432,766	1,591,943	543,642	140,891

Reinvested capital gains	8,352	8,884	7,727	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,294,661	2,448,011	2,075,757	424,450	1,767,817	1,923,707	665,703	171,561

Investment Activity:	FIP	FIGBP	FMCP	FMCS	FMC2	FMMP	FOP	FOS

Reinvested dividends	$553,746	1,945,890	17,134	42,565	98,767	154,135	231,162	68,224
Mortality and expense risk charges (note 2)	(256,710)	(260,405)	(31,814)	(72,013)	(281,047)	(253,945)	(150,845)	(33,455)

Net investment income (loss)	297,036	1,685,485	(14,680)	(29,448)	(182,280)	(99,810)	80,317	34,769

Realized gain (loss) on investments	(677,618)	(319,762)	(184,235)	(660,559)	(1,884,757)	-	(100,843)	(1,011)
Change in unrealized gain (loss) on investments	4,772,893	1,416,745	970,900	3,009,491	9,147,032	-	2,320,629	726,329

Net gain (loss) on investments	4,095,275	1,096,983	786,665	2,348,932	7,262,275	-	2,219,786	725,318

Reinvested capital gains	506,732	85,817	12,814	37,383	111,479	-	35,300	10,818

Net increase (decrease) in contract owners’ equity resulting from operations	$4,899,043	2,868,285	784,799	2,356,867	7,191,474	(99,810)	2,335,403	770,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FO2	FO2R	FOSR	FV2	FVSS	FVS	FAGRS	FAGR2

Reinvested dividends	$45,601	65,038	11,818	2,917	1,402	1,579	-	-
Mortality and expense risk charges (note 2)	(28,113)	(43,117)	(6,815)	(4,670)	(3,007)	(1,990)	(472)	(14,477)

Net investment income (loss)	17,488	21,921	5,003	(1,753)	(1,605)	(411)	(472)	(14,477)

Realized gain (loss) on investments	(112,899)	(1,279,678)	(129,054)	(34,068)	(68,877)	(39,923)	(4,417)	(374,463)
Change in unrealized gain (loss) on investments	618,893	1,908,644	278,351	190,187	192,524	110,496	21,235	746,919

Net gain (loss) on investments	505,994	628,966	149,297	156,119	123,647	70,573	16,818	372,456

Reinvested capital gains	8,144	11,338	1,961	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$531,626	662,225	156,261	154,366	122,042	70,162	16,346	357,979

Investment Activity:	FTVRDI	TIF	FTVFA2	AMRS	AMSRS	OVCAFS	OVGS3	OVGS4

Reinvested dividends	$27,219	12,385	10,278	-	5,212	495	11,935	97,576
Mortality and expense risk charges (note 2)	(16,839)	(3,519)	(2,521)	(1,381)	(3,654)	(88,537)	(6,052)	(61,586)

Net investment income (loss)	10,380	8,866	7,757	(1,381)	1,558	(88,042)	5,883	35,990

Realized gain (loss) on investments	(56,716)	(12,520)	(3,361)	(61,275)	(130,241)	(189,504)	(65,046)	(736,368)
Change in unrealized gain (loss) on investments	278,694	85,461	66,301	111,877	186,675	2,748,833	217,833	2,179,441

Net gain (loss) on investments	221,978	72,941	62,940	50,602	56,434	2,559,329	152,787	1,443,073

Reinvested capital gains	-	13,856	-	-	-	-	11,403	111,113

Net increase (decrease) in contract owners’ equity resulting from operations	$232,358	95,663	70,697	49,221	57,992	2,471,287	170,073	1,590,176

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	OVGS	OVGSS	OVHI3	OVHI	OVGIS	OVSC	OVSCS	OVSBS

Reinvested dividends	$8,907	75,126	-	-	120,768	5,213	1,990	37,161
Mortality and expense risk charges (note 2)	(4,328)	(45,389)	(1,828)	(2,272)	(91,623)	(6,300)	(4,061)	(174,939)

Net investment income (loss)	4,579	29,737	(1,828)	(2,272)	29,145	(1,087)	(2,071)	(137,778)

Realized gain (loss) on investments	(6,648)	(88,551)	(137,210)	(323,287)	(279,448)	(18,890)	(118,456)	(327,827)
Change in unrealized gain (loss) on investments	126,449	1,102,123	178,809	363,530	1,884,626	197,349	230,986	2,606,580

Net gain (loss) on investments	119,801	1,013,572	41,599	40,243	1,605,178	178,459	112,530	2,278,753

Reinvested capital gains	8,492	83,310	-	-	-	-	-	11,647

Net increase (decrease) in contract owners’ equity resulting from operations	$132,872	1,126,619	39,771	37,971	1,634,323	177,372	110,459	2,152,622

Investment Activity:	PVGIB	PVTIGB	PVTSCB	PVTVB	ACEG2	ACC2	WRASP	WFVSCG

Reinvested dividends	$5,886	-	3,803	4,149	-	324,272	-	-
Mortality and expense risk charges (note 2)	(2,869)	(2,402)	(2,259)	(10,409)	(29,676)	(97,554)	(4,540)	(383)

Net investment income (loss)	3,017	(2,402)	1,544	(6,260)	(29,676)	226,718	(4,540)	(383)

Realized gain (loss) on investments	(219,232)	(85,196)	(132,381)	12,631	(38,638)	(1,110,528)	8,938	1,791
Change in unrealized gain (loss) on investments	242,865	128,578	180,656	373,619	1,160,287	2,649,859	70,348	13,100

Net gain (loss) on investments	23,633	43,382	48,275	386,250	1,121,649	1,539,331	79,286	14,891

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$26,650	40,980	49,819	379,990	1,091,973	1,766,049	74,746	14,508

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	STVGI	VFLG2	STVCA	STVVIS	VFLV2	STVMCE	SGRF2	STVSCV

Reinvested dividends	$251	-	200	679	3,635	223	-	512
Mortality and expense risk charges (note 2)	(96)	(4,396)	(88)	(231)	(3,944)	(96)	(329)	(210)

Net investment income (loss)	155	(4,396)	112	448	(309)	127	(329)	302

Realized gain (loss) on investments	(21,023)	(719,810)	(16,682)	(33,700)	(803,839)	(21,977)	(83,485)	(100,809)
Change in unrealized gain (loss) on investments	19,307	693,102	16,439	29,285	667,728	21,025	85,366	98,839

Net gain (loss) on investments	(1,716)	(26,708)	(243)	(4,415)	(136,111)	(952)	1,881	(1,970)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,561)	(31,104)	(131)	(3,967)	(136,420)	(825)	1,552	(1,668)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		MLVGA3		JARLCS		MIGSC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$4,618,221	9,138,371	11,098	-	(761)	(2,361)	(18,932)	(37,186)
Realized gain (loss) on investments	(64,653,221)	61,389	3,787	-	(100,180)	(37,365)	(124,831)	124,916
Change in unrealized gain (loss) on investments	213,853,843	(517,576,150)	37,891	-	116,533	(125,154)	752,563	(1,708,166)
Reinvested capital gains	7,049,164	62,229,595	-	-	-	20,634	-	168,312

Net increase (decrease) in contract owners’ equity resulting from operations	160,868,007	(446,146,795)	52,776	-	15,592	(144,246)	608,800	(1,452,124)

Equity transactions:
Purchase payments received from contract owners (note 3)	21,045,121	38,164,764	374,117	-	352	34,039	17,353	48,254
Transfers between funds	-	-	803,770	-	(198,371)	16,898	(210,369)	119,792
Redemptions (note 3)	(167,586,083)	(314,588,038)	(3,232)	-	(14,057)	(149,481)	(382,993)	(1,004,950)
Annuity benefits	(165,909)	(182,547)	-	-	-	-	(835)	(1,077)
Contract maintenance charges (note 2)	(50,301)	(59,146)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(525,516)	(1,223,961)	-	-	(174)	(1,909)	(3,300)	(9,196)
Adjustments to maintain reserves	(269,197)	314,494	(4)	-	(12)	(46)	(920)	4,109

Net equity transactions	(147,551,885)	(277,574,434)	1,174,651	-	(212,262)	(100,499)	(581,064)	(843,068)

Net change in contract owners’ equity	13,316,122	(723,721,229)	1,227,427	-	(196,670)	(244,745)	27,736	(2,295,192)
Contract owners’ equity beginning of period	774,814,980	1,498,536,209	-	-	196,670	441,415	2,133,768	4,428,960

Contract owners’ equity end of period	$788,131,102	774,814,980	1,227,427	-	-	196,670	2,161,504	2,133,768

CHANGES IN UNITS:
Beginning units	76,510,891	97,687,602	-	-	17,772	25,017	296,075	381,774
Units purchased	14,581,562	20,285,429	105,023	-	656	6,511	29,874	51,407
Units redeemed	(28,124,669)	(41,486,674)	(3,460)	-	(18,428)	(13,756)	(108,433)	(137,106)

Ending units	62,967,784	76,510,891	101,563	-	-	17,772	217,516	296,075

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MMCGSC		MNDSC		MVFSC		MSVF2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(30,598)	(58,797)	(22,570)	(28,954)	(3,735)	(15,045)	88,547	62,580
Realized gain (loss) on investments	(349,044)	(83,856)	(370,824)	(156,212)	(507,744)	207,950	(137,702)	(67,957)
Change in unrealized gain (loss) on investments	1,148,755	(3,110,596)	1,269,033	(1,405,831)	1,339,037	(3,456,966)	136,909	(233,970)
Reinvested capital gains	-	616,010	-	488,264	-	344,217	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	769,113	(2,637,239)	875,639	(1,102,733)	827,558	(2,919,844)	87,754	(239,347)

Equity transactions:
Purchase payments received from contract owners (note 3)	32,161	49,339	105,432	21,113	372,599	224,820	36,462	33,069
Transfers between funds	38,158	(210,260)	326,645	(218,611)	(53,806)	(287,127)	(23,768)	14,957
Redemptions (note 3)	(490,219)	(812,510)	(479,004)	(353,958)	(955,024)	(2,267,042)	(521,398)	(374,948)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,113)	(6,437)	(1,256)	(3,194)	(2,827)	(10,292)	(2,189)	(90)
Adjustments to maintain reserves	(249)	(132)	(224)	(127)	(1,191)	(145)	(59)	(47)

Net equity transactions	(422,262)	(980,000)	(48,407)	(554,777)	(640,249)	(2,339,786)	(510,952)	(327,059)

Net change in contract owners’ equity	346,851	(3,617,239)	827,232	(1,657,510)	187,309	(5,259,630)	(423,198)	(566,406)
Contract owners’ equity beginning of period	2,209,695	5,826,934	1,437,560	3,095,070	4,737,336	9,996,966	1,378,702	1,945,108

Contract owners’ equity end of period	$2,556,546	2,209,695	2,264,792	1,437,560	4,924,645	4,737,336	955,504	1,378,702

CHANGES IN UNITS:
Beginning units	433,328	546,746	206,391	265,727	450,686	631,815	136,564	171,376
Units purchased	63,702	38,605	97,214	42,057	134,540	112,836	28,827	40,097
Units redeemed	(138,973)	(152,025)	(101,444)	(101,393)	(198,481)	(293,967)	(77,725)	(74,910)

Ending units	358,057	433,328	202,161	206,391	386,745	450,686	87,666	136,564

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSVREB		VFMG2		NVAGF3		NVAMV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$35,338	43,991	(161,981)	27,337	2,208	-	(1)	-
Realized gain (loss) on investments	(2,242,153)	(1,251,481)	(2,808,289)	(365,083)	(99)	-	(46)	-
Change in unrealized gain (loss) on investments	2,290,483	(1,282,486)	5,643,449	(9,110,216)	(2,908)	-	-	-
Reinvested capital gains	-	1,181,979	81,205	1,282,770	322	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	83,668	(1,307,997)	2,754,384	(8,165,192)	(477)	-	(47)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	33,516	122,847	185,448	813,844	4,000	-	-	-
Transfers between funds	(1,740,449)	(370,085)	(2,283,265)	(1,481,347)	68,937	-	47	-
Redemptions (note 3)	(158,020)	(638,386)	(2,760,707)	(4,113,815)	(3,953)	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(884)	(5,619)	(19,829)	(28,881)	-	-	-	-
Adjustments to maintain reserves	(120)	(94)	(447)	(1,348)	(9)	-	-	-

Net equity transactions	(1,865,957)	(891,337)	(4,878,800)	(4,811,547)	68,975	-	47	-

Net change in contract owners’ equity	(1,782,289)	(2,199,334)	(2,124,416)	(12,976,739)	68,498	-	-	-
Contract owners’ equity beginning of period	1,782,289	3,981,623	17,103,103	30,079,842	-	-	-	-

Contract owners’ equity end of period	$-	1,782,289	14,978,687	17,103,103	68,498	-	-	-

CHANGES IN UNITS:
Beginning units	130,116	177,081	1,828,065	2,255,144	-	-	-	-
Units purchased	22,583	46,493	54,864	76,656	6,398	-	215	-
Units redeemed	(152,699)	(93,463)	(595,957)	(503,728)	(349)	-	(215)	-

Ending units	-	130,116	1,286,972	1,828,065	6,049	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVAAA2		GVABD2		GVAGG2		GVAGR2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(58,197)	58,833	(24,126)	91,237	(25,937)	41,441	(26,586)	19,208
Realized gain (loss) on investments	(339,069)	(179,311)	(146,519)	(114,137)	(509,107)	(155,593)	(570,592)	(22,907)
Change in unrealized gain (loss) on investments	1,396,805	(1,953,812)	465,056	(252,503)	1,081,905	(1,545,513)	1,047,536	(1,515,760)
Reinvested capital gains	133,247	66,014	909	1,659	172,168	104,627	268,575	146,000

Net increase (decrease) in contract owners’ equity resulting from operations	1,132,786	(2,008,276)	295,320	(273,744)	719,029	(1,555,038)	718,933	(1,373,459)

Equity transactions:
Purchase payments received from contract owners (note 3)	72,891	402,112	85,422	119,490	117,289	209,396	136,597	200,009
Transfers between funds	1,074,543	277,102	1,052,207	801,603	226,764	304,310	503,605	834,011
Redemptions (note 3)	(533,741)	(1,091,681)	(710,564)	(643,350)	(410,313)	(520,165)	(541,672)	(606,847)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6,972)	(5,659)	(798)	(1,442)	(590)	(1,348)	285	(2,600)
Adjustments to maintain reserves	(198)	(98)	(96)	(141)	(215)	(215)	(190)	(99)

Net equity transactions	606,523	(418,224)	426,171	276,160	(67,065)	(8,022)	98,625	424,474

Net change in contract owners’ equity	1,739,309	(2,426,500)	721,491	2,416	651,964	(1,563,060)	817,558	(948,985)
Contract owners’ equity beginning of period	4,322,499	6,748,999	2,155,354	2,152,938	2,089,363	3,652,423	1,732,572	2,681,557

Contract owners’ equity end of period	$6,061,808	4,322,499	2,876,845	2,155,354	2,741,327	2,089,363	2,550,130	1,732,572

CHANGES IN UNITS:
Beginning units	567,533	615,213	227,907	202,671	283,306	300,663	276,634	235,969
Units purchased	219,870	239,417	187,841	176,162	103,627	159,233	150,097	154,075
Units redeemed	(135,761)	(287,098)	(141,909)	(150,925)	(121,535)	(176,582)	(130,069)	(113,414)

Ending units	651,642	567,533	273,839	227,907	265,398	283,306	296,662	276,634

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVAGI2		HIBF3		GEM2		GEM6

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(9,305)	7,987	21,413	12,912	(987)	(9,937)	(15,385)	(37,741)
Realized gain (loss) on investments	(89,189)	(69,692)	(10,033)	(1,095)	(53,309)	143,540	(2,547,125)	(245,147)
Change in unrealized gain (loss) on investments	311,583	(207,171)	80,139	(61,688)	394,416	(1,953,356)	4,882,945	(8,933,888)
Reinvested capital gains	22,746	193	-	-	-	367,222	-	1,881,859

Net increase (decrease) in contract owners’ equity resulting from operations	235,835	(268,683)	91,519	(49,871)	340,120	(1,452,531)	2,320,435	(7,334,917)

Equity transactions:
Purchase payments received from contract owners (note 3)	39,945	93,889	11,322	547	(11)	-	136,008	431,694
Transfers between funds	315,992	379,040	87,310	85,196	(37,477)	(739,538)	520,367	(1,445,603)
Redemptions (note 3)	(110,429)	(56,578)	(31,023)	(3,058)	(105,714)	(212,920)	(892,304)	(1,786,477)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(244)	(130)	-	(9)	(389)	(1,385)	(3,389)	(11,367)
Adjustments to maintain reserves	(70)	(16)	(14)	11	(112)	(50)	(308)	(600)

Net equity transactions	245,194	416,205	67,595	82,687	(143,703)	(953,893)	(239,626)	(2,812,353)

Net change in contract owners’ equity	481,029	147,522	159,114	32,816	196,417	(2,406,424)	2,080,809	(10,147,270)
Contract owners’ equity beginning of period	520,920	373,398	127,826	95,010	660,491	3,066,915	4,165,503	14,312,773

Contract owners’ equity end of period	$1,001,949	520,920	286,940	127,826	856,908	660,491	6,246,312	4,165,503

CHANGES IN UNITS:
Beginning units	86,788	38,038	15,462	8,188	40,444	77,884	337,634	481,332
Units purchased	89,575	98,128	12,104	7,678	12,528	-	185,099	121,996
Units redeemed	(47,456)	(49,380)	(3,479)	(405)	(20,694)	(37,442)	(209,275)	(265,685)

Ending units	128,907	86,788	24,087	15,462	32,278	40,444	313,458	337,634

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVIE6		NVNMO2		NVNSR2		NVCRA2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(460)	669	(570)	(179)	(47)	-	(57)	11
Realized gain (loss) on investments	(32,725)	(15,921)	(4,627)	(3,055)	181	-	(2,550)	1
Change in unrealized gain (loss) on investments	71,546	(64,737)	18,889	(10,823)	2,336	-	1,899	317
Reinvested capital gains	-	19,177	242	-	-	-	5	175

Net increase (decrease) in contract owners’ equity resulting from operations	38,361	(60,812)	13,934	(14,057)	2,470	-	(703)	504

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	4,559	-	34,388	7,609
Transfers between funds	69,871	238,849	81,331	30,668	7,700	-	6,904	-
Redemptions (note 3)	(5,211)	(75,352)	(284)	-	(797)	-	(24,648)	(86)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(141)	(3)
Adjustments to maintain reserves	(13)	(9)	(19)	2	(5)	-	(5)	-

Net equity transactions	64,647	163,488	81,028	30,670	11,457	-	16,498	7,520

Net change in contract owners’ equity	103,008	102,676	94,962	16,613	13,927	-	15,795	8,024
Contract owners’ equity beginning of period	102,676	-	16,613	-	-	-	8,024	-

Contract owners’ equity end of period	$205,684	102,676	111,575	16,613	13,927	-	23,819	8,024

CHANGES IN UNITS:
Beginning units	18,797	-	3,251	-	-	-	1,264	-
Units purchased	17,964	28,296	14,629	5,422	1,861	-	6,136	1,279
Units redeemed	(7,259)	(9,499)	(3,428)	(2,171)	(111)	-	(4,451)	(15)

Ending units	29,502	18,797	14,452	3,251	1,750	-	2,949	1,264

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCRB2		NVCCA2		NVCCN2		NVCMD2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$5,939	1,350	2,098	1,773	9,401	3,028	14,791	2,131
Realized gain (loss) on investments	58,900	(643)	(42,402)	(10,079)	14,610	(24,271)	(56,213)	(1,103)
Change in unrealized gain (loss) on investments	104,390	(1,798)	132,955	(51,298)	48,748	1,288	480,594	(49,026)
Reinvested capital gains	-	1,506	-	1,453	1,478	598	116	2,288

Net increase (decrease) in contract owners’ equity resulting from operations	169,229	415	92,651	(58,151)	74,237	(19,357)	439,288	(45,710)

Equity transactions:
Purchase payments received from contract owners (note 3)	48,410	-	86,037	5,089	118,099	12	289,690	27,933
Transfers between funds	908,758	309,151	286,791	219,442	286,939	409,660	1,730,201	363,526
Redemptions (note 3)	(571,210)	(2,743)	(72,105)	(14,402)	(130,618)	(4,357)	(310,272)	(5,517)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(581)	-	(519)	-	(2,755)	(6)
Adjustments to maintain reserves	(12)	(8)	(4)	(2)	2	(4,008)	(17)	12

Net equity transactions	385,946	306,400	300,138	210,127	273,903	401,307	1,706,847	385,948

Net change in contract owners’ equity	555,175	306,815	392,789	151,976	348,140	381,950	2,146,135	340,238
Contract owners’ equity beginning of period	306,815	-	151,976	-	381,950	-	340,238	-

Contract owners’ equity end of period	$861,990	306,815	544,765	151,976	730,090	381,950	2,486,373	340,238

CHANGES IN UNITS:
Beginning units	38,787	-	21,071	-	42,097	-	44,997	-
Units purchased	146,787	39,488	57,050	25,421	80,314	67,436	292,883	45,634
Units redeemed	(93,631)	(701)	(16,370)	(4,350)	(50,317)	(25,339)	(65,095)	(637)

Ending units	91,943	38,787	61,751	21,071	72,094	42,097	272,785	44,997

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCMA2		NVCMC2		NVCBD1		NVCBD2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$596	144	5,357	1,102	461	-	8,063	592
Realized gain (loss) on investments	9,365	(24)	16,147	(219)	3,477	-	8,415	(56)
Change in unrealized gain (loss) on investments	17,645	2,702	63,046	10,055	143	-	16,009	421
Reinvested capital gains	57	478	413	526	131	-	2,694	-

Net increase (decrease) in contract owners’ equity resulting from operations	27,663	3,300	84,963	11,464	4,212	-	35,181	957

Equity transactions:
Purchase payments received from contract owners (note 3)	64,374	12,503	158,752	(1,782)	-	-	-	-
Transfers between funds	133,720	26,815	595,512	168,572	55,813	-	544,637	36,451
Redemptions (note 3)	(111,365)	(138)	(236,867)	(4,777)	(50,015)	-	(51,374)	(1,432)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,412)	(4)	(945)	-	-	-	-	-
Adjustments to maintain reserves	(10)	1	(20)	3,997	(8)	-	(19)	7

Net equity transactions	85,307	39,177	516,432	166,010	5,790	-	493,244	35,026

Net change in contract owners’ equity	112,970	42,477	601,395	177,474	10,002	-	528,425	35,983
Contract owners’ equity beginning of period	42,477	-	177,474	-	-	-	35,983	-

Contract owners’ equity end of period	$155,447	42,477	778,869	177,474	10,002	-	564,408	35,983

CHANGES IN UNITS:
Beginning units	6,213	-	21,422	-	-	-	3,657	-
Units purchased	28,689	6,235	89,234	41,072	5,626	-	100,477	6,210
Units redeemed	(16,707)	(22)	(29,677)	(19,650)	(4,681)	-	(50,829)	(2,553)

Ending units	18,195	6,213	80,979	21,422	945	-	53,305	3,657

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVLCP2		TRF2		GBF		GVIDA

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$13,559	56	(328)	(110)	411,186	657,041	(31,574)	100,572
Realized gain (loss) on investments	14,068	(409)	(9,258)	(19,918)	228,849	(258,507)	(1,057,264)	(213,883)
Change in unrealized gain (loss) on investments	(11,084)	155	35,680	(23,899)	(645,892)	918,154	2,671,883	(9,780,981)
Reinvested capital gains	13,851	-	-	9,471	249,038	-	525,577	2,738,401

Net increase (decrease) in contract owners’ equity resulting from operations	30,394	(198)	26,094	(34,456)	243,181	1,316,688	2,108,622	(7,155,891)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,500	-	1,561	1,131	466,659	319,164	146,924	630,528
Transfers between funds	768,449	15,880	187,881	76,594	(787,027)	4,035,729	(113,759)	(2,019,167)
Redemptions (note 3)	(97,774)	(12,483)	(7,523)	(74,686)	(4,774,776)	(5,754,457)	(1,547,036)	(2,882,871)
Annuity benefits	-	-	-	-	(1,334)	(1,310)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,511)	-	(26)	(399)	(24,266)	(51,572)	(4,252)	(31,593)
Adjustments to maintain reserves	(27)	7	(51)	(21)	(408)	(1,584)	(330)	(218)

Net equity transactions	672,637	3,404	181,842	2,619	(5,121,152)	(1,454,030)	(1,518,453)	(4,303,321)

Net change in contract owners’ equity	703,031	3,206	207,936	(31,837)	(4,877,971)	(137,342)	590,169	(11,459,212)
Contract owners’ equity beginning of period	3,206	-	39,012	70,849	21,791,327	21,928,669	9,923,501	21,382,713

Contract owners’ equity end of period	$706,237	3,206	246,948	39,012	16,913,356	21,791,327	10,513,670	9,923,501

CHANGES IN UNITS:
Beginning units	325	-	5,793	5,948	1,644,424	1,761,138	1,027,805	1,378,218
Units purchased	81,322	1,644	24,103	9,109	412,238	817,361	154,713	172,831
Units redeemed	(19,183)	(1,319)	(1,253)	(9,263)	(794,755)	(934,080)	(319,705)	(523,244)

Ending units	62,464	325	28,643	5,793	1,261,907	1,644,424	862,813	1,027,805

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVDBL2		NVDCA2		GVIDC		GVIDM

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$472	-	377	-	104,342	475,818	200,605	1,606,408
Realized gain (loss) on investments	2	-	22,408	-	(583,530)	(497,094)	(3,107,007)	4,062,121
Change in unrealized gain (loss) on investments	(460)	-	634	-	1,620,934	(2,000,184)	13,509,449	(45,170,770)
Reinvested capital gains	724	-	36	-	85,948	391,823	1,745,944	9,243,394

Net increase (decrease) in contract owners’ equity resulting from operations	738	-	23,455	-	1,227,694	(1,629,637)	12,348,991	(30,258,847)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	196,356	1,032,780	1,004,917	2,488,149
Transfers between funds	100,618	-	158,468	-	906,317	2,194,343	(760,542)	(6,865,755)
Redemptions (note 3)	-	-	(174,952)	-	(5,661,883)	(9,246,814)	(14,109,752)	(31,448,223)
Annuity benefits	-	-	-	-	(24,187)	(26,935)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(44,727)	(51,033)	(51,784)	(223,809)
Adjustments to maintain reserves	(7)	-	1	-	(4,597)	(4,910)	(2,202)	(326)

Net equity transactions	100,611	-	(16,483)	-	(4,632,721)	(6,102,569)	(13,919,363)	(36,049,964)

Net change in contract owners’ equity	101,349	-	6,972	-	(3,405,027)	(7,732,206)	(1,570,372)	(66,308,811)
Contract owners’ equity beginning of period	-	-	-	-	18,832,025	26,564,231	80,834,731	147,143,542

Contract owners’ equity end of period	$101,349	-	6,972	-	15,426,998	18,832,025	79,264,359	80,834,731

CHANGES IN UNITS:
Beginning units	-	-	-	-	1,662,960	2,184,896	7,705,854	10,650,531
Units purchased	8,765	-	15,460	-	239,897	523,120	674,770	563,977
Units redeemed	-	-	(14,883)	-	(638,792)	(1,045,055)	(1,967,579)	(3,508,655)

Ending units	8,765	-	577	-	1,264,065	1,662,960	6,413,045	7,705,854

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDMA		GVDMC		MCIF		MCIF2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(6,853)	549,463	116,847	668,507	(1,240)	1,434	(20,207)	(13,599)
Realized gain (loss) on investments	(2,413,277)	1,719,467	(1,408,467)	(983,395)	(39,287)	4,487	(466,000)	(73,225)
Change in unrealized gain (loss) on investments	7,682,485	(26,075,322)	3,877,683	(8,228,260)	261,197	(525,954)	1,451,798	(2,737,734)
Reinvested capital gains	1,373,321	5,042,649	369,079	1,867,770	25,889	68,348	110,635	368,969

Net increase (decrease) in contract owners’ equity resulting from operations	6,635,676	(18,763,743)	2,955,142	(6,675,378)	246,559	(451,685)	1,076,226	(2,455,589)

Equity transactions:
Purchase payments received from contract owners (note 3)	666,778	897,231	283,241	755,995	3,147	26,081	55,120	79,841
Transfers between funds	(1,754,055)	(3,511,427)	(644,453)	(2,292,761)	(5,029)	(80,978)	(293,409)	(434,217)
Redemptions (note 3)	(5,785,995)	(8,819,029)	(5,376,752)	(12,468,236)	(62,237)	(54,951)	(611,097)	(1,154,177)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(38,223)	(71,655)	(19,910)	(49,169)	(285)	(109)	(1,666)	(6,529)
Adjustments to maintain reserves	(748)	(481)	(620)	(218)	(35)	(66)	(319)	(269)

Net equity transactions	(6,912,243)	(11,505,361)	(5,758,494)	(14,054,389)	(64,439)	(110,023)	(851,371)	(1,515,351)

Net change in contract owners’ equity	(276,567)	(30,269,104)	(2,803,352)	(20,729,767)	182,120	(561,708)	224,855	(3,970,940)
Contract owners’ equity beginning of period	35,235,304	65,504,408	26,585,963	47,315,730	727,927	1,289,635	3,685,520	7,656,460

Contract owners’ equity end of period	$34,958,737	35,235,304	23,782,611	26,585,963	910,047	727,927	3,910,375	3,685,520

CHANGES IN UNITS:
Beginning units	3,489,803	4,395,960	2,425,833	3,622,567	71,732	79,936	388,437	505,757
Units purchased	225,515	189,641	269,711	369,462	10,679	4,000	24,118	36,398
Units redeemed	(898,149)	(1,095,786)	(780,377)	(1,566,198)	(16,219)	(12,201)	(106,916)	(153,711)

Ending units	2,817,169	3,489,803	1,915,167	2,425,833	66,192	71,732	305,639	388,437

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SAM		NVMIG6		GVDIV3		GVDIV6

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(503,012)	356,709	30	(73)	1,249	1,715	8,559	9,308
Realized gain (loss) on investments	-	-	(275)	(19)	(52,726)	(26,333)	(1,261,833)	(617,684)
Change in unrealized gain (loss) on investments	-	-	8,198	(6,497)	87,477	(175,568)	1,596,360	(2,153,903)
Reinvested capital gains	-	-	-	-	-	39,879	-	513,397

Net increase (decrease) in contract owners’ equity resulting from operations	(503,012)	356,709	7,953	(6,589)	36,000	(160,307)	343,086	(2,248,882)

Equity transactions:
Purchase payments received from contract owners (note 3)	8,843,902	18,592,334	42	-	201	970	14,027	62,044
Transfers between funds	638,927	44,403,794	17,273	20,000	(6,294)	(36,595)	(244,685)	(1,157,131)
Redemptions (note 3)	(34,661,952)	(45,645,130)	(29,139)	-	(37,349)	(10,898)	(390,060)	(923,432)
Annuity benefits	(1,484)	(408)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(97,655)	(162,748)	-	-	(422)	(61)	(1,393)	(6,208)
Adjustments to maintain reserves	(11,892)	(152)	(10)	3	29	(45)	(144)	(189)

Net equity transactions	(25,290,154)	17,187,690	(11,834)	20,003	(43,835)	(46,629)	(622,255)	(2,024,916)

Net change in contract owners’ equity	(25,793,166)	17,544,399	(3,881)	13,414	(7,835)	(206,936)	(279,169)	(4,273,798)
Contract owners’ equity beginning of period	56,287,173	38,742,774	13,414	-	153,858	360,794	1,962,480	6,236,278

Contract owners’ equity end of period	$30,494,007	56,287,173	9,533	13,414	146,023	153,858	1,683,311	1,962,480

CHANGES IN UNITS:
Beginning units	5,176,926	3,594,049	2,205	-	17,385	21,426	238,492	401,003
Units purchased	2,990,997	7,970,849	4,503	2,205	293	215	71,878	20,487
Units redeemed	(5,331,610)	(6,387,967)	(5,545)	-	(4,777)	(4,256)	(150,980)	(182,996)

Ending units	2,836,313	5,176,926	1,163	2,205	12,901	17,385	159,390	238,492

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMLG2		NVMLV2		NVMMG2		NVMMV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(455)	(124)	(2,654)	10	(1,197)	(89)	36	50
Realized gain (loss) on investments	(6,608)	(935)	53,390	(499)	4,576	(22)	2,775	(1,022)
Change in unrealized gain (loss) on investments	22,711	(8,149)	484,901	(1,126)	28,288	(4,101)	26,331	(593)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,648	(9,208)	535,637	(1,615)	31,667	(4,212)	29,142	(1,565)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	43,584	-	31,688	-	175	-
Transfers between funds	48,248	24,348	5,066,044	11,073	85,873	10,615	240,650	11,021
Redemptions (note 3)	(6,089)	-	(450,961)	-	(4,691)	-	(22,322)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9)	-	(463)	-	-	-	-	-
Adjustments to maintain reserves	(17)	(1)	(688)	(2)	(60)	2	(53)	(1)

Net equity transactions	42,133	24,347	4,657,516	11,071	112,810	10,617	218,450	11,020

Net change in contract owners’ equity	57,781	15,139	5,193,153	9,456	144,477	6,405	247,592	9,455
Contract owners’ equity beginning of period	15,139	-	9,456	-	6,405	-	9,455	-

Contract owners’ equity end of period	$72,920	15,139	5,202,609	9,456	150,882	6,405	257,047	9,455

CHANGES IN UNITS:
Beginning units	2,403	-	1,504	-	1,033	-	1,408	-
Units purchased	10,912	3,000	765,180	2,132	26,761	1,033	34,469	2,667
Units redeemed	(4,270)	(597)	(109,463)	(628)	(8,406)	-	(6,176)	(1,259)

Ending units	9,045	2,403	657,221	1,504	19,388	1,033	29,701	1,408

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCGF2		SCVF		SCVF2		SCF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(13,312)	(25,178)	(844)	(236)	(20,811)	(22,478)	(4,268)	(2,244)
Realized gain (loss) on investments	(155,070)	45,922	(42,946)	(207,145)	(698,724)	(843,256)	(76,810)	(39,532)
Change in unrealized gain (loss) on investments	407,255	(1,246,045)	79,058	65,992	1,247,835	(804,413)	214,564	(402,342)
Reinvested capital gains	-	-	-	-	-	-	-	137,474

Net increase (decrease) in contract owners’ equity resulting from operations	238,873	(1,225,301)	35,268	(141,389)	528,300	(1,670,147)	133,486	(306,644)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,353	11,721	2,272	68,834	60,555	50,371	10,001	1,354
Transfers between funds	(72,079)	(131,759)	25,446	(276,789)	(225,896)	(283,647)	(12,332)	(47,690)
Redemptions (note 3)	(183,042)	(461,444)	(69,817)	(79,695)	(443,843)	(1,077,759)	(67,758)	(20,525)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,303)	(3,717)	(1,573)	(266)	(2,031)	(6,644)	(218)	(191)
Adjustments to maintain reserves	(157)	(119)	(15)	(21)	(325)	(108)	(22)	(86)

Net equity transactions	(250,228)	(585,318)	(43,687)	(287,937)	(611,540)	(1,317,787)	(70,329)	(67,138)

Net change in contract owners’ equity	(11,355)	(1,810,619)	(8,419)	(429,326)	(83,240)	(2,987,934)	63,157	(373,782)
Contract owners’ equity beginning of period	1,183,345	2,993,964	159,218	588,544	2,806,429	5,794,363	448,152	821,934

Contract owners’ equity end of period	$1,171,990	1,183,345	150,799	159,218	2,723,189	2,806,429	511,309	448,152

CHANGES IN UNITS:
Beginning units	181,123	242,695	16,182	39,614	309,328	426,358	44,543	49,805
Units purchased	27,962	22,369	4,818	7,526	48,080	62,532	1,091	1,607
Units redeemed	(66,992)	(83,940)	(8,818)	(30,959)	(116,466)	(179,567)	(7,343)	(6,865)

Ending units	142,093	181,123	12,182	16,182	240,942	309,328	38,291	44,543

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCF2		NVSTB2		NVOLG1		NVOLG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(29,254)	(31,062)	4,887	3,146	(86)	-	(82)	-
Realized gain (loss) on investments	(972,237)	(633,551)	9,510	(224)	1,434	-	1,031	-
Change in unrealized gain (loss) on investments	1,741,621	(2,284,187)	20,275	(6,640)	927	-	891	-
Reinvested capital gains	-	901,822	2,396	-	293	-	544	-

Net increase (decrease) in contract owners’ equity resulting from operations	740,130	(2,046,978)	37,068	(3,718)	2,568	-	2,384	-

Equity transactions:
Purchase payments received from contract owners (note 3)	34,016	104,993	45,141	439	521	-	-	-
Transfers between funds	(316,786)	(299,175)	705,557	405,830	16,062	-	30,640	-
Redemptions (note 3)	(492,937)	(904,819)	(430,119)	(5,866)	(376)	-	(179)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(8)	-	-	-
Contingent deferred sales charges (note 2)	(2,452)	(4,428)	(1,034)	-	-	-	-	-
Adjustments to maintain reserves	(196)	(326)	(5)	11	(3)	-	(4)	-

Net equity transactions	(778,355)	(1,103,755)	319,540	400,414	16,196	-	30,457	-

Net change in contract owners’ equity	(38,225)	(3,150,733)	356,608	396,696	18,764	-	32,841	-
Contract owners’ equity beginning of period	2,837,537	5,988,270	396,696	-	-	-	-	-

Contract owners’ equity end of period	$2,799,312	2,837,537	753,304	396,696	18,764	-	32,841	-

CHANGES IN UNITS:
Beginning units	276,811	355,604	40,233	-	-	-	-	-
Units purchased	25,316	52,321	98,737	59,263	2,109	-	5,908	-
Units redeemed	(96,875)	(131,107)	(66,741)	(19,030)	(659)	-	(3,373)	-

Ending units	205,252	276,811	72,229	40,233	1,450	-	2,535	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVTIV3		NVRE2		PMVFAD		PMVLAD

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(7)	-	4,529	384	185	-	7,486	-
Realized gain (loss) on investments	331	-	16,570	(6,206)	2,034	-	8,926	-
Change in unrealized gain (loss) on investments	1,308	-	271,570	(9,748)	(4,449)	-	(58,378)	-
Reinvested capital gains	129	-	5,978	-	1,483	-	85,311	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,761	-	298,647	(15,570)	(747)	-	43,345	-

Equity transactions:
Purchase payments received from contract owners (note 3)	2,795	-	17,076	18,243	26,890	-	27	-
Transfers between funds	75,302	-	1,726,221	14,324	91,392	-	1,873,737	-
Redemptions (note 3)	(1,686)	-	(199,483)	-	(916)	-	(149,683)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(215)	-	(8)	-	-	-
Adjustments to maintain reserves	9	-	(248)	(4)	(183)	-	8	-

Net equity transactions	76,420	-	1,543,351	32,563	117,175	-	1,724,089	-

Net change in contract owners’ equity	78,181	-	1,841,998	16,993	116,428	-	1,767,434	-
Contract owners’ equity beginning of period	-	-	16,993	-	-	-	-	-

Contract owners’ equity end of period	$78,181	-	1,858,991	16,993	116,428	-	1,767,434	-

CHANGES IN UNITS:
Beginning units	-	-	3,048	-	-	-	-	-
Units purchased	7,025	-	334,926	6,833	17,183	-	231,147	-
Units redeemed	(986)	-	(79,640)	(3,785)	(6,488)	-	(69,871)	-

Ending units	6,039	-	258,334	3,048	10,695	-	161,276	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVBV2		AVCA2		AVCDI		AVCD2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(36,024)	(74,980)	(13,571)	(28,686)	(1,159)	(1,765)	(2,920)	(5,423)
Realized gain (loss) on investments	(3,958,665)	108,720	(48,521)	67,105	(18,476)	11,266	(94,209)	(63,567)
Change in unrealized gain (loss) on investments	5,222,503	(6,968,954)	281,179	(1,186,122)	54,477	(122,643)	175,700	(226,330)
Reinvested capital gains	-	1,447,219	-	-	-	19,832	-	44,249

Net increase (decrease) in contract owners’ equity resulting from operations	1,227,814	(5,487,995)	219,087	(1,147,703)	34,842	(93,310)	78,571	(251,071)

Equity transactions:
Purchase payments received from contract owners (note 3)	26,321	146,674	4,731	26,920	8,802	4,768	108	(197)
Transfers between funds	(5,174,593)	(787,885)	(8,742)	(130,660)	(1,339)	(10,986)	4,709	(204,411)
Redemptions (note 3)	(495,959)	(1,761,568)	(147,931)	(350,576)	(23,648)	(25,779)	(48,090)	(62,895)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,914)	(14,775)	(500)	(2,501)	-	(9)	(375)	(36)
Adjustments to maintain reserves	(77)	(261)	(108)	(146)	(9)	(10)	(26)	(23)

Net equity transactions	(5,647,222)	(2,417,815)	(152,550)	(456,963)	(16,194)	(32,016)	(43,674)	(267,562)

Net change in contract owners’ equity	(4,419,408)	(7,905,810)	66,537	(1,604,666)	18,648	(125,326)	34,897	(518,633)
Contract owners’ equity beginning of period	4,419,408	12,325,218	1,304,807	2,909,473	98,659	223,985	217,628	736,261

Contract owners’ equity end of period	$-	4,419,408	1,371,344	1,304,807	117,307	98,659	252,525	217,628

CHANGES IN UNITS:
Beginning units	708,705	938,809	182,489	230,439	11,561	13,747	26,173	44,378
Units purchased	63,780	48,166	9,653	21,312	2,450	820	2,655	7,549
Units redeemed	(772,485)	(278,266)	(31,421)	(69,261)	(4,253)	(3,005)	(7,139)	(25,755)

Ending units	-	708,705	160,721	182,489	9,758	11,561	21,689	26,173

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVGI		AVCE2		AVIE2		AVMCCI

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$3,297	5,570	2,229	6,887	125	(8,121)	1,332	3,390
Realized gain (loss) on investments	(8,049)	(5,988)	(54,512)	(4,853)	53,392	156,855	(29,670)	17,856
Change in unrealized gain (loss) on investments	110,681	(192,571)	294,224	(539,916)	117,515	(656,021)	157,710	(335,441)
Reinvested capital gains	-	-	-	-	-	11,696	6,760	81,700

Net increase (decrease) in contract owners’ equity resulting from operations	105,929	(192,989)	241,941	(537,882)	171,032	(495,591)	136,132	(232,495)

Equity transactions:
Purchase payments received from contract owners (note 3)	96	6,269	6,465	11,601	-	-	6,417	9,149
Transfers between funds	(6,402)	(14,167)	103,258	64,836	(32,718)	(95,951)	(33,660)	(31,540)
Redemptions (note 3)	(24,547)	(20,587)	(199,220)	(382,175)	(134,138)	(226,359)	(66,087)	(40,735)
Annuity benefits	-	-	(454)	(583)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(59)	(6)	(731)	(2,601)	(934)	(994)	(477)	(47)
Adjustments to maintain reserves	(16)	6	(239)	1,708	(92)	(75)	2,085	(2,140)

Net equity transactions	(30,928)	(28,485)	(90,921)	(307,214)	(167,882)	(323,379)	(91,722)	(65,313)

Net change in contract owners’ equity	75,001	(221,474)	151,020	(845,096)	3,150	(818,970)	44,410	(297,808)
Contract owners’ equity beginning of period	403,209	624,683	1,083,769	1,928,865	616,506	1,435,476	527,777	825,585

Contract owners’ equity end of period	$478,210	403,209	1,234,789	1,083,769	619,656	616,506	572,187	527,777

CHANGES IN UNITS:
Beginning units	49,846	53,441	136,524	167,172	47,870	65,393	48,207	53,323
Units purchased	1,802	2,822	29,940	25,019	6,374	-	955	4,574
Units redeemed	(5,084)	(6,418)	(43,437)	(55,663)	(18,249)	(17,523)	(8,603)	(9,493)

Ending units	46,564	49,846	123,027	136,524	35,995	47,870	40,559	48,207

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ALVGIB		ALVIVB		ALVPGB		ALVSVB

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$72,501	25,378	(6,005)	(13,665)	(18,633)	(28,279)	(24,686)	(70,216)
Realized gain (loss) on investments	(736,143)	(108,937)	(75,575)	309,424	(24,098)	105,915	(531,458)	183,936
Change in unrealized gain (loss) on investments	1,204,600	(4,096,311)	532,615	(3,113,402)	467,108	(1,116,634)	2,156,018	(4,437,242)
Reinvested capital gains	-	1,099,882	-	253,224	-	-	231,819	902,550

Net increase (decrease) in contract owners’ equity resulting from operations	540,958	(3,079,988)	451,035	(2,564,419)	424,377	(1,038,998)	1,831,693	(3,420,972)

Equity transactions:
Purchase payments received from contract owners (note 3)	41,915	71,825	4	-	20,624	9,622	46,934	92,078
Transfers between funds	(112,994)	(632,594)	(220,869)	(447,594)	(105,204)	(92,255)	(237,796)	(785,358)
Redemptions (note 3)	(742,906)	(1,202,996)	(374,662)	(567,007)	(170,912)	(316,525)	(883,098)	(1,380,083)
Annuity benefits	(378)	(530)	-	-	-	-	(452)	(606)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,423)	(8,122)	(1,749)	(3,620)	(1,113)	(3,871)	(6,873)	(11,444)
Adjustments to maintain reserves	(122)	1,830	(144)	(66)	(140)	(83)	(825)	2,358

Net equity transactions	(817,908)	(1,770,587)	(597,420)	(1,018,287)	(256,745)	(403,112)	(1,082,110)	(2,083,055)

Net change in contract owners’ equity	(276,950)	(4,850,575)	(146,385)	(3,582,706)	167,632	(1,442,110)	749,583	(5,504,027)
Contract owners’ equity beginning of period	3,722,049	8,572,624	1,839,874	5,422,580	1,385,302	2,827,412	5,249,312	10,753,339

Contract owners’ equity end of period	$3,445,099	3,722,049	1,693,489	1,839,874	1,552,934	1,385,302	5,998,895	5,249,312

CHANGES IN UNITS:
Beginning units	448,444	604,644	151,300	205,466	194,058	235,240	469,478	610,638
Units purchased	79,597	34,852	7,931	149	34,230	12,812	54,101	47,887
Units redeemed	(180,653)	(191,055)	(54,239)	(54,317)	(68,316)	(53,995)	(143,137)	(189,047)

Ending units	347,388	448,444	104,992	151,300	159,972	194,058	380,442	469,478

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DVSCS		DSIF		DSIFS		DSRG

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$9,018	(2,434)	12,034	18,057	11,452	13,566	(610)	(1,296)
Realized gain (loss) on investments	(89,662)	4,002	(229,075)	11,940	(207,744)	50,250	(587)	(3,799)
Change in unrealized gain (loss) on investments	99,321	(443,373)	425,683	(935,472)	517,056	(1,644,499)	71,821	(129,665)
Reinvested capital gains	108,109	129,958	92,067	-	140,149	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	126,786	(311,847)	300,709	(905,475)	460,913	(1,580,683)	70,624	(134,760)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,042	23,748	20,884	63,155	60,197	55,821	-	4,346
Transfers between funds	(35,905)	(8,142)	(69,255)	(86,337)	31,436	(205,447)	12,062	(23,434)
Redemptions (note 3)	(99,697)	(79,950)	(235,545)	(121,854)	(286,197)	(797,691)	(25,655)	(14,886)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(223)	(572)	(1,666)	(515)	(453)	(5,558)	(46)	(5)
Adjustments to maintain reserves	(40)	12	(29)	(63)	(226)	(301)	(10)	(26)

Net equity transactions	(129,823)	(64,904)	(285,611)	(145,614)	(195,243)	(953,176)	(13,649)	(34,005)

Net change in contract owners’ equity	(3,037)	(376,751)	15,098	(1,051,089)	265,670	(2,533,859)	56,975	(168,765)
Contract owners’ equity beginning of period	637,485	1,014,236	1,399,433	2,450,522	2,239,942	4,773,801	218,296	387,061

Contract owners’ equity end of period	$634,448	637,485	1,414,531	1,399,433	2,505,612	2,239,942	275,271	218,296

CHANGES IN UNITS:
Beginning units	59,553	64,660	165,235	178,617	225,035	296,978	29,659	33,739
Units purchased	1,740	4,360	39,196	37,263	42,014	41,471	1,514	402
Units redeemed	(13,687)	(9,471)	(72,126)	(50,643)	(65,163)	(113,412)	(2,872)	(4,481)

Ending units	47,606	59,553	132,305	165,235	201,886	225,035	28,301	29,659

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FCA2S		FALFS		FHIBS		FVIE2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(6,472)	(24,401)	10,597	4,512	626,927	733,129	1,831	(819)
Realized gain (loss) on investments	(5,406)	188,232	(297,993)	(244,984)	(719,692)	(585,457)	1,217	(5,570)
Change in unrealized gain (loss) on investments	132,811	(859,925)	396,650	(880,797)	2,782,801	(2,596,193)	28,488	(105,573)
Reinvested capital gains	-	43,002	-	473,045	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	120,933	(653,092)	109,254	(648,224)	2,690,036	(2,448,521)	31,536	(111,962)

Equity transactions:
Purchase payments received from contract owners (note 3)	49,915	18,404	11,510	33,898	120,188	68,680	-	-
Transfers between funds	(69,831)	(213,160)	(48,606)	(89,110)	268,186	(1,030,584)	(8,591)	-
Redemptions (note 3)	(152,720)	(426,032)	(137,741)	(260,885)	(1,531,815)	(1,458,505)	(12,308)	(33,681)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(295)	(3,724)	(355)	(1,268)	(5,154)	(7,107)	-	-
Adjustments to maintain reserves	(110)	(91)	42	(2,858)	(359)	(221)	8	(27)

Net equity transactions	(173,041)	(624,603)	(175,150)	(320,223)	(1,148,954)	(2,427,737)	(20,891)	(33,708)

Net change in contract owners’ equity	(52,108)	(1,277,695)	(65,896)	(968,447)	1,541,082	(4,876,258)	10,645	(145,670)
Contract owners’ equity beginning of period	1,240,660	2,518,355	1,096,433	2,064,880	5,803,265	10,679,523	88,622	234,292

Contract owners’ equity end of period	$1,188,552	1,240,660	1,030,537	1,096,433	7,344,347	5,803,265	99,267	88,622

CHANGES IN UNITS:
Beginning units	136,194	192,620	144,291	177,540	546,407	733,907	10,516	14,935
Units purchased	16,527	22,428	11,868	18,204	185,461	85,883	-	-
Units redeemed	(35,691)	(78,853)	(36,611)	(51,451)	(273,462)	(273,385)	(2,086)	(4,419)

Ending units	117,030	136,194	119,548	144,291	458,406	546,407	8,430	10,516

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FVGS2		FQB		FQBS		FC2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(5,249)	(8,455)	152,408	128,936	474,984	409,630	(41,309)	(268,056)
Realized gain (loss) on investments	(42,220)	(21,613)	(45,283)	(89,798)	(263,521)	(430,136)	(2,828,768)	1,087,693
Change in unrealized gain (loss) on investments	159,413	(570,383)	405,340	(301,791)	1,348,737	(936,009)	9,469,128	(24,137,693)
Reinvested capital gains	-	209,426	-	-	-	-	6,129	1,367,891

Net increase (decrease) in contract owners’ equity resulting from operations	111,944	(391,025)	512,465	(262,653)	1,560,200	(956,515)	6,605,180	(21,950,165)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,918	5,565	5,191	106,887	123,320	328,305	325,747	825,796
Transfers between funds	(65,613)	36,624	192,066	21,303	1,163,936	(385,721)	(755,906)	(3,629,111)
Redemptions (note 3)	(25,560)	(66,893)	(294,685)	(543,756)	(2,468,006)	(2,574,663)	(4,829,766)	(11,837,870)
Annuity benefits	(2,152)	(3,150)	-	-	(497)	(508)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(32)	(15)	(1,676)	(7,793)	(10,825)	(15,830)	(22,875)	(60,052)
Adjustments to maintain reserves	(63)	1,176	(79)	(748)	(385)	288	(556)	(399)

Net equity transactions	(88,502)	(26,693)	(99,183)	(424,107)	(1,192,457)	(2,648,129)	(5,283,356)	(14,701,636)

Net change in contract owners’ equity	23,442	(417,718)	413,282	(686,760)	367,743	(3,604,644)	1,321,824	(36,651,801)
Contract owners’ equity beginning of period	448,501	866,219	2,675,497	3,362,257	8,511,512	12,116,156	23,636,516	60,288,317

Contract owners’ equity end of period	$471,943	448,501	3,088,779	2,675,497	8,879,255	8,511,512	24,958,340	23,636,516

CHANGES IN UNITS:
Beginning units	44,308	47,645	239,911	276,522	780,704	1,014,677	2,684,930	3,860,697
Units purchased	3,662	7,506	51,915	38,284	255,906	195,563	437,718	560,979
Units redeemed	(11,689)	(10,845)	(58,734)	(74,898)	(352,504)	(429,530)	(986,631)	(1,736,745)

Ending units	36,281	44,308	233,092	239,911	684,106	780,704	2,136,017	2,684,930

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FEIP		FVSS2		FHIP		FAMGP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$88,102	158,581	(22,953)	(38,241)	650,521	859,556	1,928	7,242
Realized gain (loss) on investments	(1,432,325)	(320,367)	(850,508)	(874,544)	(725,576)	(679,578)	(17,941)	121,283
Change in unrealized gain (loss) on investments	3,960,010	(9,835,088)	1,884,413	(2,855,743)	3,603,987	(3,764,371)	401,104	(1,104,795)
Reinvested capital gains	-	21,354	-	983,853	-	-	2,848	1,815

Net increase (decrease) in contract owners’ equity resulting from operations	2,615,787	(9,975,520)	1,010,952	(2,784,675)	3,528,932	(3,584,393)	387,939	(974,455)

Equity transactions:
Purchase payments received from contract owners (note 3)	96,903	206,905	27,713	62,786	23,888	27,574	5,491	31,772
Transfers between funds	(320,928)	(1,260,716)	243,868	(436,409)	(236,923)	(528,533)	(14,490)	146,135
Redemptions (note 3)	(1,893,052)	(4,038,154)	(554,906)	(852,279)	(1,469,646)	(3,268,341)	(301,046)	(519,804)
Annuity benefits	(107)	(157)	(364)	(542)	(1,125)	(1,407)	-	-
Contract maintenance charges (note 2)	(3,050)	(3,981)	-	-	(2,671)	(2,958)	(577)	(641)
Contingent deferred sales charges (note 2)	(417)	(870)	(1,106)	(5,238)	(472)	(788)	(204)	(1,222)
Adjustments to maintain reserves	(201)	(142)	(777)	2,936	1,891	12,476	(125)	(28)

Net equity transactions	(2,120,852)	(5,097,115)	(285,572)	(1,228,746)	(1,685,058)	(3,761,977)	(310,951)	(343,788)

Net change in contract owners’ equity	494,935	(15,072,635)	725,380	(4,013,421)	1,843,874	(7,346,370)	76,988	(1,318,243)
Contract owners’ equity beginning of period	11,365,776	26,438,411	2,169,491	6,182,912	9,220,954	16,567,324	1,515,574	2,833,817

Contract owners’ equity end of period	$11,860,711	11,365,776	2,894,871	2,169,491	11,064,828	9,220,954	1,592,562	1,515,574

CHANGES IN UNITS:
Beginning units	997,322	1,310,249	286,147	392,305	1,013,037	1,346,504	144,687	171,354
Units purchased	40,446	46,046	79,201	57,980	7,546	7,867	1,307	21,409
Units redeemed	(226,581)	(358,971)	(119,352)	(164,139)	(163,576)	(341,335)	(30,169)	(48,077)

Ending units	811,187	997,322	245,996	286,147	857,007	1,013,037	115,825	144,687

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FAMGS		FAMG2		FAMP		FAMS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$6,594	14,453	1,350	1,510	25,655	35,426	24,764	34,858
Realized gain (loss) on investments	(70,290)	6,039	(8,258)	137,525	(153,605)	71,430	(24,873)	(48,831)
Change in unrealized gain (loss) on investments	434,854	(857,475)	143,459	(577,679)	726,015	(1,694,144)	483,419	(1,186,816)
Reinvested capital gains	2,774	1,624	1,061	1,075	4,259	398,257	3,278	305,748

Net increase (decrease) in contract owners’ equity resulting from operations	373,932	(835,359)	137,612	(437,569)	602,324	(1,189,031)	486,588	(895,041)

Equity transactions:
Purchase payments received from contract owners (note 3)	30,661	3,954	6,892	26,397	28,774	36,998	4,101	52,813
Transfers between funds	(107,520)	(15,756)	(90,301)	13,272	72,415	84,572	133,960	(14,047)
Redemptions (note 3)	(133,330)	(381,902)	(84,792)	(676,197)	(389,994)	(944,214)	(340,110)	(700,582)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(637)	(729)	-	-
Contingent deferred sales charges (note 2)	-	-	(19)	(291)	(282)	(123)	-	-
Adjustments to maintain reserves	(84)	(16)	(8,592)	9,499	(86)	(35)	(32)	(55)

Net equity transactions	(210,273)	(393,720)	(176,812)	(627,320)	(289,810)	(823,531)	(202,081)	(661,871)

Net change in contract owners’ equity	163,659	(1,229,079)	(39,200)	(1,064,889)	312,514	(2,012,562)	284,507	(1,556,912)
Contract owners’ equity beginning of period	1,375,334	2,604,413	617,251	1,682,140	2,518,978	4,531,540	1,872,306	3,429,218

Contract owners’ equity end of period	$1,538,993	1,375,334	578,051	617,251	2,831,492	2,518,978	2,156,813	1,872,306

CHANGES IN UNITS:
Beginning units	156,018	187,562	90,695	155,616	205,903	260,245	176,253	227,600
Units purchased	3,606	1,828	2,481	46,643	13,578	16,063	12,928	5,851
Units redeemed	(26,771)	(33,372)	(28,380)	(112,810)	(37,434)	(70,406)	(30,088)	(57,197)

Ending units	132,853	156,018	64,796	90,695	182,047	205,903	159,093	176,253

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FAM2		FBP		FBS		FB2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$13,479	16,176	75,510	40,128	35,945	28,072	14,222	(3,716)
Realized gain (loss) on investments	(51,952)	(1,108)	(832,391)	(898,217)	(109,743)	28,581	(78,717)	(17,239)
Change in unrealized gain (loss) on investments	332,627	(902,995)	5,612,481	(9,224,067)	1,459,766	(2,767,403)	770,605	(1,904,603)
Reinvested capital gains	2,097	258,131	49,334	885,560	13,729	256,962	7,283	202,416

Net increase (decrease) in contract owners’ equity resulting from operations	296,251	(629,796)	4,904,934	(9,196,596)	1,399,697	(2,453,788)	713,393	(1,723,142)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,773	15,654	79,607	105,806	19,078	40,498	17,783	39,576
Transfers between funds	(5,907)	(299,054)	(294,150)	(901,194)	51,272	(527,612)	50,045	(240,246)
Redemptions (note 3)	(187,104)	(773,038)	(1,806,087)	(4,543,099)	(376,980)	(1,618,320)	(385,702)	(2,793,905)
Annuity benefits	-	-	(8,619)	(10,981)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(4,003)	(4,629)	-	-	-	-
Contingent deferred sales charges (note 2)	(6)	(566)	(67)	(512)	-	-	(137)	(1,304)
Adjustments to maintain reserves	(75)	(81)	704	11,603	(104)	20	(105)	(67)

Net equity transactions	(190,319)	(1,057,085)	(2,032,615)	(5,343,006)	(306,734)	(2,105,414)	(318,116)	(2,995,946)

Net change in contract owners’ equity	105,932	(1,686,881)	2,872,319	(14,539,602)	1,092,963	(4,559,202)	395,277	(4,719,088)
Contract owners’ equity beginning of period	1,261,176	2,948,057	15,023,391	29,562,993	4,058,636	8,617,838	2,202,965	6,922,053

Contract owners’ equity end of period	$1,367,108	1,261,176	17,895,710	15,023,391	5,151,599	4,058,636	2,598,242	2,202,965

CHANGES IN UNITS:
Beginning units	147,880	241,655	1,068,913	1,370,830	420,979	583,860	270,359	566,382
Units purchased	10,085	62,926	19,405	16,730	13,527	9,572	35,999	190,174
Units redeemed	(32,133)	(156,698)	(156,425)	(318,648)	(44,413)	(172,453)	(74,374)	(486,201)

Ending units	125,832	147,880	931,893	1,068,913	390,093	420,979	231,984	270,359

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FCP		FCS		FDCA2		FDCAS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(821)	(166,954)	43,472	(47,384)	(15,715)	(21,464)	(1,476)	(1,324)
Realized gain (loss) on investments	(1,041,765)	(963,367)	(500,660)	(123,991)	(210,845)	172,783	(31,311)	(17,891)
Change in unrealized gain (loss) on investments	7,555,111	(18,361,449)	5,133,729	(13,592,214)	626,849	(1,401,020)	87,297	(138,890)
Reinvested capital gains	6,108	1,076,104	4,306	763,459	-	20,243	-	2,169

Net increase (decrease) in contract owners’ equity resulting from operations	6,518,633	(18,415,666)	4,680,847	(13,000,130)	400,289	(1,229,458)	54,510	(155,936)

Equity transactions:
Purchase payments received from contract owners (note 3)	203,149	270,523	163,474	115,258	17,896	30,461	-	-
Transfers between funds	(200,144)	(1,072,691)	(275,467)	(1,420,313)	(52,738)	(371,288)	(3,901)	(31,956)
Redemptions (note 3)	(2,778,255)	(7,127,593)	(1,933,854)	(4,759,740)	(414,825)	(877,539)	(40,297)	(35,261)
Annuity benefits	(102)	(141)	(2,170)	(3,020)	-	-	-	-
Contract maintenance charges (note 2)	(7,171)	(8,360)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,031)	(2,939)	(2,743)	(3,165)	(1,888)	(3,270)	-	-
Adjustments to maintain reserves	(136)	(45)	(275)	(99)	(154)	(59)	(27)	(14)

Net equity transactions	(2,783,690)	(7,941,246)	(2,051,035)	(6,071,079)	(451,709)	(1,221,695)	(44,225)	(67,231)

Net change in contract owners’ equity	3,734,943	(26,356,912)	2,629,812	(19,071,209)	(51,420)	(2,451,153)	10,285	(223,167)
Contract owners’ equity beginning of period	21,444,223	47,801,135	15,226,262	34,297,471	1,416,520	3,867,673	196,635	419,802

Contract owners’ equity end of period	$25,179,166	21,444,223	17,856,074	15,226,262	1,365,100	1,416,520	206,920	196,635

CHANGES IN UNITS:
Beginning units	1,362,752	1,721,497	1,165,290	1,484,578	250,249	399,586	33,398	41,546
Units purchased	76,831	77,211	44,825	41,875	36,956	90,353	117	729
Units redeemed	(244,050)	(435,957)	(191,126)	(361,164)	(108,923)	(239,692)	(7,406)	(8,877)

Ending units	1,195,533	1,362,752	1,018,989	1,165,290	178,282	250,249	26,109	33,398

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FEIS		FEI2		FGIP		FGIS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$107,659	181,265	124,120	200,454	(19,164)	(27,166)	(265)	3,326
Realized gain (loss) on investments	(829,505)	(54,887)	(2,732,180)	(263,426)	(346,526)	(323,140)	(629,380)	(588,858)
Change in unrealized gain (loss) on investments	3,126,815	(8,290,638)	6,722,411	(16,211,199)	1,669,043	(5,618,906)	2,220,237	(6,486,917)
Reinvested capital gains	-	17,416	-	36,249	-	1,082,477	-	1,319,534

Net increase (decrease) in contract owners’ equity resulting from operations	2,404,969	(8,146,844)	4,114,351	(16,237,922)	1,303,353	(4,886,735)	1,590,592	(5,752,915)

Equity transactions:
Purchase payments received from contract owners (note 3)	100,548	133,297	155,270	515,836	49,801	90,336	138,452	83,521
Transfers between funds	(325,769)	(1,148,540)	(755,788)	(2,995,223)	(214,835)	(403,007)	(232,563)	(407,571)
Redemptions (note 3)	(1,113,862)	(2,904,138)	(3,175,854)	(8,479,188)	(720,062)	(1,785,009)	(856,289)	(2,447,833)
Annuity benefits	(759)	(1,103)	-	-	(122)	(177)	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,750)	(2,269)	-	-
Contingent deferred sales charges (note 2)	(2,065)	(2,313)	(10,176)	(38,634)	(224)	(1,240)	(59)	(399)
Adjustments to maintain reserves	(276)	4,930	(509)	(275)	(137)	(17)	(79)	(99)

Net equity transactions	(1,342,183)	(3,917,867)	(3,787,057)	(10,997,484)	(887,329)	(2,101,383)	(950,538)	(2,772,381)

Net change in contract owners’ equity	1,062,786	(12,064,711)	327,294	(27,235,406)	416,024	(6,988,118)	640,054	(8,525,296)
Contract owners’ equity beginning of period	9,602,891	21,667,602	17,684,718	44,920,124	5,787,146	12,775,264	7,005,801	15,531,097

Contract owners’ equity end of period	$10,665,677	9,602,891	18,012,012	17,684,718	6,203,170	5,787,146	7,645,855	7,005,801

CHANGES IN UNITS:
Beginning units	1,051,714	1,342,707	2,201,159	3,198,721	508,815	644,978	757,698	968,589
Units purchased	64,265	35,447	253,136	458,313	8,117	20,947	17,794	19,680
Units redeemed	(205,369)	(326,436)	(726,321)	(1,455,877)	(81,872)	(157,111)	(118,636)	(230,570)

Ending units	910,610	1,051,714	1,727,974	2,201,159	435,060	508,815	656,856	757,698

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FGI2		FGOP		FGOS		FGO2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(14,650)	(42,585)	(258,765)	(496,435)	(42,617)	(82,380)	(10,007)	(24,870)
Realized gain (loss) on investments	(399,817)	909,025	(3,332,665)	(3,081,551)	(861,932)	(675,139)	(61,706)	177,333
Change in unrealized gain (loss) on investments	1,427,522	(6,405,271)	13,943,282	(32,494,433)	3,494,613	(8,135,016)	534,967	(1,994,733)
Reinvested capital gains	-	1,150,829	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,013,055	(4,388,002)	10,351,852	(36,072,419)	2,590,064	(8,892,535)	463,254	(1,842,270)

Equity transactions:
Purchase payments received from contract owners (note 3)	122,975	156,089	383,167	556,834	177,936	61,605	17,493	16,412
Transfers between funds	(27,146)	(1,108,289)	(269,098)	(1,328,516)	20,667	(537,140)	(21,757)	(162,614)
Redemptions (note 3)	(806,858)	(4,551,006)	(3,423,102)	(8,765,861)	(971,933)	(2,403,888)	(164,114)	(1,211,414)
Annuity benefits	-	-	(2,405)	(2,016)	-	-	(836)	(1,320)
Contract maintenance charges (note 2)	-	-	(13,347)	(16,181)	-	-	-	-
Contingent deferred sales charges (note 2)	(826)	(3,314)	(1,528)	(2,444)	(54)	-	(23)	(383)
Adjustments to maintain reserves	(9,195)	8,425	423	6,228	(149)	(9)	(9,975)	8,942

Net equity transactions	(721,050)	(5,498,095)	(3,325,890)	(9,551,956)	(773,533)	(2,879,432)	(179,212)	(1,350,377)

Net change in contract owners’ equity	292,005	(9,886,097)	7,025,962	(45,624,375)	1,816,531	(11,771,967)	284,042	(3,192,647)
Contract owners’ equity beginning of period	4,576,919	14,463,016	25,982,608	71,606,983	6,379,131	18,151,098	1,181,101	4,373,748

Contract owners’ equity end of period	$4,868,924	4,576,919	33,008,570	25,982,608	8,195,662	6,379,131	1,465,143	1,181,101

CHANGES IN UNITS:
Beginning units	663,688	1,217,465	2,454,884	2,998,614	1,167,975	1,477,714	260,162	433,171
Units purchased	108,181	209,763	45,673	52,811	64,306	23,145	10,503	83,358
Units redeemed	(212,889)	(764,810)	(335,857)	(596,538)	(191,887)	(332,882)	(46,825)	(258,534)

Ending units	558,980	663,688	2,164,700	2,454,884	1,040,394	1,167,975	223,840	260,162

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FGP		FGS		FG2		FHIPR

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(94,129)	(112,794)	(66,798)	(57,329)	(87,623)	(130,700)	74,353	103,590
Realized gain (loss) on investments	(1,364,888)	(670,605)	(939,280)	(507,141)	(482,958)	2,602,143	(174,346)	(176,852)
Change in unrealized gain (loss) on investments	3,745,326	(9,427,095)	3,445,205	(9,611,582)	2,638,611	(12,717,830)	524,443	(231,627)
Reinvested capital gains	8,352	-	8,884	-	7,727	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,294,661	(10,210,494)	2,448,011	(10,176,052)	2,075,757	(10,246,387)	424,450	(304,889)

Equity transactions:
Purchase payments received from contract owners (note 3)	117,024	216,778	139,520	80,753	231,146	399,052	50,528	59,598
Transfers between funds	70,554	(742,038)	(163,617)	(886,331)	(180,802)	(1,762,493)	34,921	(322,809)
Redemptions (note 3)	(1,571,325)	(2,928,455)	(1,151,689)	(2,891,240)	(1,586,819)	(6,691,907)	(289,563)	(179,137)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,566)	(4,412)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(783)	(1,001)	(64)	(621)	(3,253)	(18,044)	-	-
Adjustments to maintain reserves	(181)	(40)	(34,706)	34,437	(16,099)	24,645	(32)	1

Net equity transactions	(1,388,277)	(3,459,168)	(1,210,556)	(3,663,002)	(1,555,827)	(8,048,747)	(204,146)	(442,347)

Net change in contract owners’ equity	906,384	(13,669,662)	1,237,455	(13,839,054)	519,930	(18,295,134)	220,304	(747,236)
Contract owners’ equity beginning of period	9,950,382	23,620,044	10,160,222	23,999,276	9,226,547	27,521,681	1,051,086	1,798,322

Contract owners’ equity end of period	$10,856,766	9,950,382	11,397,677	10,160,222	9,746,477	9,226,547	1,271,390	1,051,086

CHANGES IN UNITS:
Beginning units	987,600	1,220,889	1,178,043	1,451,639	1,957,567	2,980,613	144,845	183,544
Units purchased	70,060	59,016	30,429	23,063	253,012	609,282	127,667	140,325
Units redeemed	(204,561)	(292,305)	(165,974)	(300,626)	(551,572)	(1,635,762)	(148,957)	(179,025)

Ending units	853,099	987,600	1,042,498	1,178,043	1,659,007	1,957,567	123,555	144,845

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FHIS		FHI2		FHI2R		FHISR

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$335,051	439,889	331,764	497,736	122,061	139,947	30,670	41,380
Realized gain (loss) on investments	(304,733)	(367,698)	(639,663)	(939,740)	(342,230)	(149,436)	(109,577)	(46,755)
Change in unrealized gain (loss) on investments	1,737,499	(1,783,605)	2,231,606	(1,850,739)	885,872	(516,703)	250,468	(130,803)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,767,817	(1,711,414)	1,923,707	(2,292,743)	665,703	(526,192)	171,561	(136,178)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	(410)	129,698	121,591	52,256	40,824
Transfers between funds	(124,996)	(574,654)	(338,412)	(1,493,616)	213,854	14,860	28,879	59,345
Redemptions (note 3)	(703,254)	(1,492,393)	(1,504,222)	(4,015,089)	(477,129)	(378,172)	(128,304)	(134,771)
Annuity benefits	(1,018)	(1,114)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6)	(274)	(1,256)	(14,736)	(1,896)	(1,676)	(122)	(45)
Adjustments to maintain reserves	(1,529)	2,945	(244)	(184)	(117)	(86)	(40)	(37)

Net equity transactions	(830,803)	(2,065,490)	(1,844,134)	(5,524,035)	(135,590)	(243,483)	(47,331)	(34,684)

Net change in contract owners’ equity	937,014	(3,776,904)	79,573	(7,816,778)	530,113	(769,675)	124,230	(170,862)
Contract owners’ equity beginning of period	4,492,709	8,269,613	5,401,594	13,218,372	1,484,566	2,254,241	378,158	549,020

Contract owners’ equity end of period	$5,429,723	4,492,709	5,481,167	5,401,594	2,014,679	1,484,566	502,388	378,158

CHANGES IN UNITS:
Beginning units	577,479	788,760	683,721	1,259,532	204,856	229,788	51,824	55,900
Units purchased	-	-	38,016	187,217	155,525	94,258	47,799	27,784
Units redeemed	(87,203)	(211,282)	(236,534)	(763,027)	(164,541)	(119,189)	(51,310)	(31,859)

Ending units	490,276	577,479	485,203	683,721	195,840	204,856	48,313	51,824

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FIP		FIGBP		FMCP		FMCS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$297,036	272,213	1,685,485	921,280	(14,680)	(30,712)	(29,448)	(72,542)
Realized gain (loss) on investments	(677,618)	2,347,555	(319,762)	(828,138)	(184,235)	37,484	(660,559)	626,953
Change in unrealized gain (loss) on investments	4,772,893	(19,040,218)	1,416,745	(1,312,197)	970,900	(2,345,018)	3,009,491	(7,626,296)
Reinvested capital gains	506,732	431,849	85,817	24,419	12,814	617,072	37,383	1,987,545

Net increase (decrease) in contract owners’ equity resulting from operations	4,899,043	(15,988,601)	2,868,285	(1,194,636)	784,799	(1,721,174)	2,356,867	(5,084,340)

Equity transactions:
Purchase payments received from contract owners (note 3)	318,596	264,348	102,354	92,144	103,244	136,675	34,619	19,704
Transfers between funds	(479,517)	(1,653,387)	97,996	(264,820)	(42,004)	(181,477)	237,857	(1,279,527)
Redemptions (note 3)	(3,340,155)	(9,102,913)	(3,836,092)	(7,794,219)	(212,492)	(544,709)	(1,024,858)	(2,479,144)
Annuity benefits	(1,213)	(1,668)	-	-	-	-	(576)	(757)
Contract maintenance charges (note 2)	(2,909)	(3,477)	(1,809)	(1,806)	(3,225)	(3,884)	-	-
Contingent deferred sales charges (note 2)	(1,659)	(4,273)	(1,382)	(5,990)	(1,214)	(1,296)	(17)	(420)
Adjustments to maintain reserves	(15,425)	13,481	(182)	(1,920)	(98)	(31)	(66,338)	69,448

Net equity transactions	(3,522,282)	(10,487,889)	(3,639,115)	(7,976,611)	(155,789)	(594,722)	(819,313)	(3,670,696)

Net change in contract owners’ equity	1,376,761	(26,476,490)	(770,830)	(9,171,247)	629,010	(2,315,896)	1,537,554	(8,755,036)
Contract owners’ equity beginning of period	23,087,587	49,564,077	22,802,056	31,973,303	2,244,770	4,560,666	6,755,077	15,510,113

Contract owners’ equity end of period	$24,464,348	23,087,587	22,031,226	22,802,056	2,873,780	2,244,770	8,292,631	6,755,077

CHANGES IN UNITS:
Beginning units	2,303,589	3,062,942	1,487,483	2,002,429	91,649	111,290	270,595	371,994
Units purchased	78,342	246,332	127,344	343,710	8,776	7,620	18,910	6,818
Units redeemed	(438,156)	(1,007,264)	(357,668)	(858,647)	(15,566)	(27,262)	(49,724)	(110,841)

Ending units	1,943,775	2,303,589	1,257,159	1,487,483	84,859	91,649	239,781	270,595

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FMC2		FMMP		FOP		FOS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(182,280)	(412,766)	(99,810)	409,855	80,317	184,603	34,769	69,651
Realized gain (loss) on investments	(1,884,757)	4,456,256	-	-	(100,843)	522,240	(1,011)	548,393
Change in unrealized gain (loss) on investments	9,147,032	(30,282,051)	-	-	2,320,629	(13,623,480)	726,329	(4,522,332)
Reinvested capital gains	111,479	7,725,509	-	-	35,300	2,451,531	10,818	777,685

Net increase (decrease) in contract owners’ equity resulting from operations	7,191,474	(18,513,052)	(99,810)	409,855	2,335,403	(10,465,106)	770,905	(3,126,603)

Equity transactions:
Purchase payments received from contract owners (note 3)	648,334	680,797	518,147	856,107	170,295	169,350	-	-
Transfers between funds	(769,750)	(5,189,467)	565,377	11,947,506	(124,464)	(1,313,843)	(46,979)	(935,894)
Redemptions (note 3)	(5,348,951)	(12,140,049)	(7,729,682)	(11,921,667)	(1,626,258)	(3,364,810)	(348,614)	(907,153)
Annuity benefits	(1,419)	(1,866)	(105,310)	(108,535)	(729)	(1,084)	-	-
Contract maintenance charges (note 2)	-	-	(2,481)	(1,979)	(3,097)	(3,840)	-	-
Contingent deferred sales charges (note 2)	(18,301)	(47,168)	(8,915)	(6,879)	(448)	(2,513)	(41)	-
Adjustments to maintain reserves	(16,033)	30,905	(181)	2,126	292	(2,328)	(54,485)	54,583

Net equity transactions	(5,506,120)	(16,666,848)	(6,763,045)	766,679	(1,584,409)	(4,519,068)	(450,119)	(1,788,464)

Net change in contract owners’ equity	1,685,354	(35,179,900)	(6,862,855)	1,176,534	750,994	(14,984,174)	320,786	(4,915,067)
Contract owners’ equity beginning of period	22,668,743	57,848,643	23,553,702	22,377,168	11,435,316	26,419,490	3,433,097	8,348,164

Contract owners’ equity end of period	$24,354,097	22,668,743	16,690,847	23,553,702	12,186,310	11,435,316	3,753,883	3,433,097

CHANGES IN UNITS:
Beginning units	1,462,630	2,141,028	1,755,894	1,692,808	936,068	1,197,734	332,003	448,229
Units purchased	260,542	350,538	469,582	1,389,483	48,524	49,579	-	-
Units redeemed	(544,190)	(1,029,995)	(970,772)	(1,326,392)	(185,074)	(311,245)	(41,763)	(121,472)

Ending units	1,178,982	1,462,630	1,254,704	1,755,894	799,518	936,068	290,240	332,003

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FO2		FO2R		FOSR		FV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$17,488	39,624	21,921	47,252	5,003	13,684	(1,753)	(6,299)
Realized gain (loss) on investments	(112,899)	534,469	(1,279,678)	(463,583)	(129,054)	31,892	(34,068)	71,275
Change in unrealized gain (loss) on investments	618,893	(4,137,726)	1,908,644	(4,198,578)	278,351	(750,652)	190,187	(538,877)
Reinvested capital gains	8,144	712,942	11,338	905,062	1,961	134,186	-	32,936

Net increase (decrease) in contract owners’ equity resulting from operations	531,626	(2,850,691)	662,225	(3,709,847)	156,261	(570,890)	154,366	(440,965)

Equity transactions:
Purchase payments received from contract owners (note 3)	(6)	-	145,736	616,784	29,665	33,628	2,913	2,100
Transfers between funds	(97,826)	(492,436)	(106,746)	(671,107)	(118,686)	25,555	(531)	(26,590)
Redemptions (note 3)	(504,550)	(1,817,026)	(747,653)	(1,776,836)	(62,242)	(272,668)	(42,986)	(317,842)
Annuity benefits	-	-	-	-	(382)	(566)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(579)	(3,511)	(4,264)	(7,618)	(8)	(82)	(13)	(951)
Adjustments to maintain reserves	(16,190)	23,475	(416)	(79)	172	2,746	(31)	(57)

Net equity transactions	(619,151)	(2,289,498)	(713,343)	(1,838,856)	(151,481)	(211,387)	(40,648)	(343,340)

Net change in contract owners’ equity	(87,525)	(5,140,189)	(51,118)	(5,548,703)	4,780	(782,277)	113,718	(784,305)
Contract owners’ equity beginning of period	2,748,873	7,889,062	3,767,285	9,315,988	644,001	1,426,278	393,801	1,178,106

Contract owners’ equity end of period	$2,661,348	2,748,873	3,716,167	3,767,285	648,781	644,001	507,519	393,801

CHANGES IN UNITS:
Beginning units	376,092	587,205	352,777	473,983	64,461	79,453	55,361	87,802
Units purchased	24,665	55,678	88,419	158,949	15,248	10,116	18,346	15,668
Units redeemed	(105,138)	(269,005)	(155,926)	(280,162)	(27,620)	(25,108)	(23,281)	(48,110)

Ending units	295,619	376,092	285,270	352,777	52,089	64,461	50,426	55,361

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FVSS		FVS		FAGRS		FAGR2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,605)	(1,791)	(411)	(1,061)	(472)	(621)	(14,477)	(30,369)
Realized gain (loss) on investments	(68,877)	(38,797)	(39,923)	(16,968)	(4,417)	(4,088)	(374,463)	(69,625)
Change in unrealized gain (loss) on investments	192,524	(254,508)	110,496	(218,683)	21,235	(37,096)	746,919	(1,353,792)
Reinvested capital gains	-	77,201	-	14,321	-	134	-	4,906

Net increase (decrease) in contract owners’ equity resulting from operations	122,042	(217,895)	70,162	(222,391)	16,346	(41,671)	357,979	(1,448,880)

Equity transactions:
Purchase payments received from contract owners (note 3)	461	941	-	-	-	-	46,065	32,914
Transfers between funds	96,696	(26,117)	(27,312)	(7,715)	18,573	6,653	(79,739)	(201,282)
Redemptions (note 3)	(64,265)	(27,378)	(13,754)	(62,291)	(3,080)	(5,799)	(550,318)	(374,720)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(197)	-	-	-	-	(2,188)	(2,299)
Adjustments to maintain reserves	(19)	-	(23)	(39)	(13)	5	(154)	(186)

Net equity transactions	32,873	(52,751)	(41,089)	(70,045)	15,480	859	(586,334)	(545,573)

Net change in contract owners’ equity	154,915	(270,646)	29,073	(292,436)	31,826	(40,812)	(228,355)	(1,994,453)
Contract owners’ equity beginning of period	186,864	457,510	215,504	507,940	41,320	82,132	1,273,306	3,267,759

Contract owners’ equity end of period	$341,779	186,864	244,577	215,504	73,146	41,320	1,044,951	1,273,306

CHANGES IN UNITS:
Beginning units	23,049	27,247	29,534	36,865	6,455	6,498	208,391	271,076
Units purchased	13,457	233	1,727	553	2,480	2,575	51,333	104,019
Units redeemed	(9,665)	(4,431)	(7,494)	(7,882)	(669)	(2,618)	(136,316)	(166,695)

Ending units	26,841	23,049	23,767	29,534	8,266	6,455	123,408	208,391

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVRDI		TIF		FTVFA2		AMRS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$10,380	21,083	8,866	6,780	7,757	904	(1,381)	45
Realized gain (loss) on investments	(56,716)	7,949	(12,520)	19,401	(3,361)	(2,994)	(61,275)	(8,158)
Change in unrealized gain (loss) on investments	278,694	(749,679)	85,461	(297,335)	66,301	(18,077)	111,877	(101,756)
Reinvested capital gains	-	17,306	13,856	43,014	-	1,271	-	525

Net increase (decrease) in contract owners’ equity resulting from operations	232,358	(703,341)	95,663	(228,140)	70,697	(18,896)	49,221	(109,344)

Equity transactions:
Purchase payments received from contract owners (note 3)	9,750	80,833	-	-	-	18,641	(329)	-
Transfers between funds	11,009	(384,340)	(19,903)	(38,439)	423,970	64,875	(227,770)	70,741
Redemptions (note 3)	(298,175)	(275,821)	(52,733)	(15,887)	(67,204)	(1,275)	(2,753)	(1,727)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,370)	(4,059)	(1,106)	(93)	(39)	-	-	(7)
Adjustments to maintain reserves	(86)	(37)	(20)	(46)	(26)	(4)	(7)	(16)

Net equity transactions	(279,872)	(583,424)	(73,762)	(54,465)	356,701	82,237	(230,859)	68,991

Net change in contract owners’ equity	(47,514)	(1,286,765)	21,901	(282,605)	427,398	63,341	(181,638)	(40,353)
Contract owners’ equity beginning of period	1,520,486	2,807,251	318,896	601,501	63,341	-	181,638	221,991

Contract owners’ equity end of period	$1,472,972	1,520,486	340,797	318,896	490,739	63,341	-	181,638

CHANGES IN UNITS:
Beginning units	151,231	201,567	30,221	33,635	9,607	-	31,830	20,462
Units purchased	14,441	13,760	195	-	65,034	10,533	268	18,156
Units redeemed	(39,762)	(64,094)	(6,657)	(3,413)	(16,861)	(926)	(32,098)	(6,788)

Ending units	125,910	151,231	23,759	30,221	57,780	9,607	-	31,830

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMSRS		OVCAFS		OVGS3		OVGS4

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,558	2,392	(88,042)	(145,932)	5,883	2,217	35,990	1,651
Realized gain (loss) on investments	(130,241)	(61,652)	(189,504)	441,541	(65,046)	(30,766)	(736,368)	(320,467)
Change in unrealized gain (loss) on investments	186,675	(170,813)	2,748,833	(6,571,980)	217,833	(377,802)	2,179,441	(4,221,641)
Reinvested capital gains	-	30,503	-	-	11,403	45,434	111,113	574,625

Net increase (decrease) in contract owners’ equity resulting from operations	57,992	(199,570)	2,471,287	(6,276,371)	170,073	(360,917)	1,590,176	(3,965,832)

Equity transactions:
Purchase payments received from contract owners (note 3)	48	8,868	191,066	232,305	3,448	52,626	170,343	277,906
Transfers between funds	85,448	(16,704)	(319,021)	(391,438)	(43,463)	76,527	(144,477)	(759,798)
Redemptions (note 3)	(124,870)	(71,042)	(1,495,197)	(1,837,650)	(72,868)	(48,266)	(901,768)	(1,493,423)
Annuity benefits	-	-	-	-	-	-	(685)	(901)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(19)	(633)	(7,285)	(18,549)	(64)	(269)	(3,249)	(10,628)
Adjustments to maintain reserves	(53)	(16)	(332)	(215)	3	(36)	(598)	3,634

Net equity transactions	(39,446)	(79,527)	(1,630,769)	(2,015,547)	(112,944)	80,582	(880,434)	(1,983,210)

Net change in contract owners’ equity	18,546	(279,097)	840,518	(8,291,918)	57,129	(280,335)	709,742	(5,949,042)
Contract owners’ equity beginning of period	239,704	518,801	6,572,841	14,864,759	499,279	779,614	4,895,787	10,844,829

Contract owners’ equity end of period	$258,250	239,704	7,413,359	6,572,841	556,408	499,279	5,605,529	4,895,787

CHANGES IN UNITS:
Beginning units	26,570	34,139	945,209	1,147,953	49,473	45,383	525,504	686,311
Units purchased	16,800	11,974	122,826	87,252	1,978	19,043	113,598	74,902
Units redeemed	(21,165)	(19,546)	(322,339)	(289,994)	(10,450)	(14,952)	(203,662)	(235,707)

Ending units	22,205	26,570	745,696	945,209	41,001	49,473	435,440	525,504

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGS		OVGSS		OVHI3		OVHI

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$4,579	3,124	29,737	1,457	(1,828)	13,878	(2,272)	76,837
Realized gain (loss) on investments	(6,648)	(296)	(88,551)	325,680	(137,210)	(4,441)	(323,287)	(180,837)
Change in unrealized gain (loss) on investments	126,449	(360,336)	1,102,123	(3,569,917)	178,809	(231,208)	363,530	(924,865)
Reinvested capital gains	8,492	43,474	83,310	398,180	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	132,872	(314,034)	1,126,619	(2,844,600)	39,771	(221,771)	37,971	(1,028,865)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	(11)	(1)	3,187	3,794	-	(112)
Transfers between funds	(9,275)	(71,494)	(318,856)	(420,454)	77,097	46,731	(55,462)	(179,845)
Redemptions (note 3)	(24,062)	(43,370)	(866,118)	(686,620)	(18,429)	(5,566)	(15,345)	(87,080)
Annuity benefits	(2,458)	(3,224)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(125)	-	(4,045)	(5,337)	(24)	(18)	(91)	(762)
Adjustments to maintain reserves	(8)	10	(201)	(209)	(14)	(33)	(28)	(181)

Net equity transactions	(35,928)	(118,078)	(1,189,231)	(1,112,621)	61,817	44,908	(70,926)	(267,980)

Net change in contract owners’ equity	96,944	(432,112)	(62,612)	(3,957,221)	101,588	(176,863)	(32,955)	(1,296,845)
Contract owners’ equity beginning of period	368,756	800,868	3,753,280	7,710,501	98,043	274,906	241,678	1,538,523

Contract owners’ equity end of period	$465,700	368,756	3,690,668	3,753,280	199,631	98,043	208,723	241,678

CHANGES IN UNITS:
Beginning units	33,904	43,404	356,893	431,990	48,947	28,659	83,236	111,717
Units purchased	-	-	41,377	2,573	49,498	22,020	-	-
Units redeemed	(2,743)	(9,500)	(144,234)	(77,665)	(18,893)	(1,730)	(25,209)	(28,480)

Ending units	31,161	33,904	254,036	356,893	79,552	48,947	58,027	83,236

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGIS		OVSC		OVSCS		OVSBS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$29,145	5,500	(1,087)	(4,581)	(2,071)	(4,347)	(137,778)	776,381
Realized gain (loss) on investments	(279,448)	605,398	(18,890)	14,873	(118,456)	(97,096)	(327,827)	132,668
Change in unrealized gain (loss) on investments	1,884,626	(6,953,402)	197,349	(393,927)	230,986	(137,180)	2,606,580	(4,378,315)
Reinvested capital gains	-	840,652	-	42,009	-	30,084	11,647	249,215

Net increase (decrease) in contract owners’ equity resulting from operations	1,634,323	(5,501,852)	177,372	(341,626)	110,459	(208,539)	2,152,622	(3,220,051)

Equity transactions:
Purchase payments received from contract owners (note 3)	105,303	175,254	7,569	5,080	12,087	22,974	224,719	377,048
Transfers between funds	(309,826)	(975,459)	(18,644)	(6,131)	(51,449)	(44,524)	(712,311)	1,951,201
Redemptions (note 3)	(1,345,149)	(2,561,072)	(75,950)	(26,720)	(29,405)	(98,062)	(2,844,264)	(4,498,432)
Annuity benefits	-	-	-	-	-	-	(824)	(931)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6,326)	(17,607)	(266)	(360)	(117)	(21)	(9,900)	(37,357)
Adjustments to maintain reserves	(1,406)	(213)	(17)	(7)	(77)	(4)	(194)	1,150

Net equity transactions	(1,557,404)	(3,379,097)	(87,308)	(28,138)	(68,961)	(119,637)	(3,342,774)	(2,207,321)

Net change in contract owners’ equity	76,919	(8,880,949)	90,064	(369,764)	41,498	(328,176)	(1,190,152)	(5,427,372)
Contract owners’ equity beginning of period	7,362,822	16,243,771	532,380	902,144	283,949	612,125	15,320,478	20,747,850

Contract owners’ equity end of period	$7,439,741	7,362,822	622,444	532,380	325,447	283,949	14,130,326	15,320,478

CHANGES IN UNITS:
Beginning units	910,823	1,219,313	50,851	52,970	43,562	58,304	1,202,860	1,376,792
Units purchased	102,731	46,604	6,220	3,159	21,397	19,992	225,616	470,696
Units redeemed	(286,951)	(355,093)	(13,249)	(5,278)	(27,934)	(34,739)	(485,486)	(644,627)

Ending units	726,603	910,823	43,822	50,851	37,025	43,562	942,990	1,202,860

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PVGIB		PVTIGB		PVTSCB		PVTVB

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$3,017	5,881	(2,402)	6,487	1,544	1,344	(6,260)	(8,074)
Realized gain (loss) on investments	(219,232)	(251,435)	(85,196)	10,330	(132,381)	(34,273)	12,631	19,485
Change in unrealized gain (loss) on investments	242,865	(166,900)	128,578	(334,357)	180,656	(222,035)	373,619	(291,937)
Reinvested capital gains	-	115,508	-	91,255	-	90,362	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,650	(296,946)	40,980	(226,285)	49,819	(164,602)	379,990	(280,526)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	4,720	109	2,896	268	11,158	6,086	6,523
Transfers between funds	(155,443)	(56,678)	(41,247)	(28,851)	(36,584)	(32,861)	555,324	(58,451)
Redemptions (note 3)	(73,733)	(136,327)	(32,609)	(185,426)	(37,470)	(19,280)	(159,585)	(94,193)
Annuity benefits	-	-	-	-	(1,978)	(2,838)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(292)	(1,277)	(166)	(2,791)	(315)	(208)	(639)	(1,765)
Adjustments to maintain reserves	(68)	10	(44)	4	(3)	47	(91)	(34)

Net equity transactions	(229,536)	(189,552)	(73,957)	(214,168)	(76,082)	(43,982)	401,095	(147,920)

Net change in contract owners’ equity	(202,886)	(486,498)	(32,977)	(440,453)	(26,263)	(208,584)	781,085	(428,446)
Contract owners’ equity beginning of period	400,489	886,987	238,682	679,135	233,322	441,906	414,502	842,948

Contract owners’ equity end of period	$197,603	400,489	205,705	238,682	207,059	233,322	1,195,587	414,502

CHANGES IN UNITS:
Beginning units	44,660	59,863	24,176	38,245	24,978	28,244	55,966	70,960
Units purchased	8,599	22,111	481	3,206	350	2,207	82,766	22,015
Units redeemed	(36,125)	(37,316)	(7,779)	(17,276)	(8,284)	(5,474)	(38,441)	(37,009)

Ending units	17,134	44,660	16,878	24,176	17,044	24,978	100,291	55,966

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACEG2		ACC2		WRASP		WFVSCG

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(29,676)	(41,688)	226,718	146,320	(4,540)	-	(383)	-
Realized gain (loss) on investments	(38,638)	224,506	(1,110,528)	(491,526)	8,938	-	1,791	-
Change in unrealized gain (loss) on investments	1,160,287	(2,381,056)	2,649,859	(5,878,564)	70,348	-	13,100	-
Reinvested capital gains	-	-	-	773,276	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,091,973	(2,198,238)	1,766,049	(5,450,494)	74,746	-	14,508	-

Equity transactions:
Purchase payments received from contract owners (note 3)	22,614	47,089	105,427	209,099	49,281	-	4,000	-
Transfers between funds	(35,883)	(446,690)	(428,258)	(1,677,604)	1,188,766	-	76,487	-
Redemptions (note 3)	(396,828)	(659,297)	(1,287,218)	(2,552,140)	(73,954)	-	(4,897)	-
Annuity benefits	-	-	(397)	(538)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,874)	(3,372)	(5,617)	(16,082)	(239)	-	-	-
Adjustments to maintain reserves	(238)	(162)	(252)	1,489	(43)	-	(6)	-

Net equity transactions	(413,209)	(1,062,432)	(1,616,315)	(4,035,776)	1,163,811	-	75,584	-

Net change in contract owners’ equity	678,764	(3,260,670)	149,734	(9,486,270)	1,238,557	-	90,092	-
Contract owners’ equity beginning of period	1,882,927	5,143,597	8,060,809	17,547,079	-	-	-	-

Contract owners’ equity end of period	$2,561,691	1,882,927	8,210,543	8,060,809	1,238,557	-	90,092	-

CHANGES IN UNITS:
Beginning units	328,511	451,594	930,104	1,284,613	-	-	-	-
Units purchased	20,690	72,088	89,753	74,249	124,523	-	7,934	-
Units redeemed	(75,604)	(195,168)	(273,925)	(428,754)	(8,575)	-	(1,060)	-

Ending units	273,597	328,511	745,932	930,104	115,948	-	6,874	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	STVGI		VFLG2		STVCA		STVVIS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$155	(88)	(4,396)	(15,441)	112	(662)	448	486
Realized gain (loss) on investments	(21,023)	889	(719,810)	(23,910)	(16,682)	1,157	(33,700)	7,767
Change in unrealized gain (loss) on investments	19,307	(25,798)	693,102	(970,757)	16,439	(31,136)	29,285	(53,061)
Reinvested capital gains	-	4,521	-	-	-	5,178	-	8,279

Net increase (decrease) in contract owners’ equity resulting from operations	(1,561)	(20,476)	(31,104)	(1,010,108)	(131)	(25,463)	(3,967)	(36,529)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	1,812	39,828	-	16	-	(2)
Transfers between funds	(27,836)	(13,261)	(1,338,033)	(74,799)	(22,767)	(27,688)	(52,863)	(9,216)
Redemptions (note 3)	-	(1,852)	(43,269)	(170,511)	(127)	(33,530)	(7,353)	(28,570)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(131)	(900)	-	(968)	(133)	(667)
Adjustments to maintain reserves	4	(19)	-	(18)	(13)	13	14	(31)

Net equity transactions	(27,832)	(15,132)	(1,379,621)	(206,400)	(22,907)	(62,157)	(60,335)	(38,486)

Net change in contract owners’ equity	(29,393)	(35,608)	(1,410,725)	(1,216,508)	(23,038)	(87,620)	(64,302)	(75,015)
Contract owners’ equity beginning of period	29,393	65,001	1,410,725	2,627,233	23,038	110,658	64,302	139,317

Contract owners’ equity end of period	$-	29,393	-	1,410,725	-	23,038	-	64,302

CHANGES IN UNITS:
Beginning units	2,608	3,573	196,969	221,038	2,620	7,424	5,137	7,427
Units purchased	-	220	708	11,158	-	734	7	981
Units redeemed	(2,608)	(1,185)	(197,677)	(35,227)	(2,620)	(5,539)	(5,144)	(3,270)

Ending units	-	2,608	-	196,969	-	2,620	-	5,137

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VFLV2		STVMCE		SGRF2		STVSCV

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(309)	1,932	127	(431)	(329)	(1,876)	302	531
Realized gain (loss) on investments	(803,839)	(238,124)	(21,977)	2,418	(83,485)	(14,951)	(100,809)	(1,676)
Change in unrealized gain (loss) on investments	667,728	(1,042,926)	21,025	(28,178)	85,366	(88,592)	98,839	(70,217)
Reinvested capital gains	-	-	-	4,356	-	-	-	34,963

Net increase (decrease) in contract owners’ equity resulting from operations	(136,420)	(1,279,118)	(825)	(21,835)	1,552	(105,419)	(1,668)	(36,399)

Equity transactions:
Purchase payments received from contract owners (note 3)	(10,086)	170,916	-	11	-	1,368	-	-
Transfers between funds	(1,124,703)	(468,651)	(24,234)	(20,915)	(110,310)	44,289	(69,016)	99
Redemptions (note 3)	(110,182)	(474,800)	(62)	(17,103)	(1,992)	(39,180)	-	(707)
Annuity benefits	(538)	(2,554)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(152)	(923)	-	(495)	-	(37)	-	-
Adjustments to maintain reserves	14,162	(13)	9	(9)	(2)	(44)	(8)	(14)

Net equity transactions	(1,231,499)	(776,025)	(24,287)	(38,511)	(112,304)	6,396	(69,024)	(622)

Net change in contract owners’ equity	(1,367,919)	(2,055,143)	(25,112)	(60,346)	(110,752)	(99,023)	(70,692)	(37,021)
Contract owners’ equity beginning of period	1,367,919	3,423,062	25,112	85,458	110,752	209,775	70,692	107,713

Contract owners’ equity end of period	$-	1,367,919	-	25,112	-	110,752	-	70,692

CHANGES IN UNITS:
Beginning units	157,175	235,928	2,229	4,471	19,280	19,079	4,565	4,598
Units purchased	3,488	26,027	-	315	1,406	11,164	-	22
Units redeemed	(160,663)	(104,779)	(2,229)	(2,556)	(20,686)	(10,960)	(4,565)	(55)

Ending units	-	157,175	-	2,229	-	19,280	-	4,565

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

JANUS FUNDS

Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)*

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Mid Cap Growth Series - Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class II (MSVF2)

U.S. Real Estate Portfolio - Class II (MSVREB)*

MTB GROUP OF FUNDS

Managed Allocation Fund - Moderate Growth II (VFMG2)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)*

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class II (GEM2)

Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)*

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Mid Cap Index Fund - Class II (MCIF2)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Short Term Bond Fund - Class II (NVSTB2)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Real Estate Fund - Class II (NVRE2)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Portfolios of the AIM Variable Insurance Funds

V.I. Basic Value Fund - Series II (AVBV2)*

V.I. Capital Appreciation Fund - Series II (AVCA2)

V.I. Capital Development Fund - Series I (AVCDI)

V.I. Capital Development Fund - Series II (AVCD2)

V.I. Core Equity Fund - Series I (AVGI)

V.I. Core Equity Fund - Series II (AVCE2)

V.I. International Growth Fund - Series II (AVIE2)

V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS International Value Portfolio - Class B (ALVIVB)

VPS Large Cap Growth Portfolio: Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

Portfolios of the Dreyfus Investment Portfolios

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Portfolios of the Federated Insurance Series

Capital Appreciation Fund II - Service Shares (FCA2S)

Clover Value Fund II - Service Shares (FALFS)

High Income Bond Fund II - Service Shares (FHIBS)

International Equity Fund II (FVIE2)

Mid Cap Growth Strategies Fund II (FVGS2)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

Portfolios of the Fidelity (R Variable Insurance Products Fund FidelityR)

Contrafund Portfolio - Service Class 2 (FC2)

Equity-Income Portfolio - Initial Class (FEIP)

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Growth Portfolio - Initial Class (FAMGP)

VIP Fund - Asset Manager Growth Portfolio - Service Class (FAMGS)

VIP Fund - Asset Manager Growth Portfolio - Service Class 2 (FAMG2)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Asset Manager Portfolio - Service Class (FAMS)

VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Fund - Balanced Portfolio - Initial Class (FBP)

VIP Fund - Balanced Portfolio - Service Class (FBS)

VIP Fund - Balanced Portfolio - Service Class 2 (FB2)

VIP Fund - Contrafund Portfolio - Initial Class (FCP)

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)

VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class1 (FDCAS)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Growth & Income Portfolio - Initial Class (FGIP)

VIP Fund - Growth & Income Portfolio - Service Class (FGIS)

VIP Fund - Growth & Income Portfolio - Service Class 2 (FGI2)

VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)

VIP Fund - Growth Opportunities Portfolio - Service Class 2 (FGO2)

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - High Income Portfolio - Initial Class R (FHIPR)

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - High Income Portfolio - Service Class 2 (FHI2)

VIP Fund - High Income Portfolio - Service Class 2R (FHI2R)

VIP Fund - High Income Portfolio - Service Class R (FHISR)

VIP Fund - Index 500 Portfolio - Initial Class (FIP)

VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Fund - Mid Cap Portfolio - Initial Class (FMCP)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Fund - Money Market Portfolio - Initial Class (FMMP)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class 2 (FO2)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

VIP Fund - Value Portfolio - Service Class 2 (FV2)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

VIP Fund - Value Strategies Portfolio - Service Class 2 (FVS)

VIP Fund - VIP Growth Strategies Portfolio - Service Class (FAGRS)

VIP Fund - VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Templeton Foreign Securities Fund - Class 1 (TIF)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Portfolios of the Neuberger Berman Advisers Management Trust

Regency Portfolio - S Class Shares (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA - Service Class (OVCAFS)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Class 4 (OVGS4)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Non-Service Shares (OVHI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)

Strategic Bond Fund/VA - Service Class (OVSBS)

Portfolios of the Putnam Variable Trust

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)

Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

Portfolios of the Van Kampen Life Investment Trust

Capital Growth Portfolio - Class II (ACEG2)

Comstock Portfolio - Class II (ACC2)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

Z CLOSED FUND

Large Cap Core Equity Fund (obsolete) (STVGI)*

Large Cap Growth Fund II (obsolete) (VFLG2)*

Large Cap Growth Stock Fund (obsolete) (STVCA)*

Large Cap Value Equity Fund (obsolete) (STVVIS)*

Large Cap Value Fund II (obsolete) (VFLV2)*

Mid-Cap Core Equity Fund (obsolete) (STVMCE)*

NVIT Mid Cap Growth Fund - Class II (obsolete) (SGRF2)*

Small Cap Value Equity Fund (obsolete) (STVSCV)*

*	At December 31, 2009, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge, not to exceed 7% of purchase payments redeemed and is satisfied by the redemption of units. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value.

The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 7 Options	Nationwide Classic	Nationwide Select	All American Annuity(5)
Variable Account Charges - Recurring	1.30%	1.40%	0.95%
Reduced Purchase Payment Option	-	-	0.25%
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	-	-	0.15%
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	-	-	0.10%
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	-	-	0.05%
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	-	-	0.15%
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options:
Allows enhanced provisions in place of the standard death benefit
One-Year Enhanced	-	-	0.15% (3)
Greater of One-Year or 5% Enhanced	-	-	0.20% (3)
One-Year Step Up	-	0.05% (2)	0.05% (4)
5% Enhanced	-	0.10% (2)	0.10% (4)
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).
Option 1	-	-	0.45%
Option 2	-	-	0.30%
Extra Value Option (EV)	-	-	0.45%

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	-	-	0.40%
Upon annuitant death, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option	-	-	0.50%
Provides a return of principle over the elected program period.

Maximum Variable Account Charges (1)	1.30%	1.55%	3.65%
(1)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(2)	For contracts issued on or after the later of November 3, 1997 or date permitted by state insurance authorities.
(3)	For contracts issued on or after the later of January 2, 2001 or date permitted by state insurance authorities.
(4)	For contracts issued prior to January 2, 2001 or date prior to state insurance authority approval date.
(5)	Includes Sun Trust, M&T and Compass products.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2009.

	Total	MLVGA3	JARLCS	MIGSC	MMCGSC	MNDSC	MVFSC	MSVF2

0.95%	$2,068,469	$1,733	$268	$5,303	$6,737	$5,179	$12,092	$5,210
1%	574,744	112	81	20	721	196	1,224	1,147
1.05%	160,903	40	-	95	32	153	1,028	24
1.1%	1,621,011	249	445	2,541	4,632	4,418	12,688	2,930
1.15%	534,888	35	5	3,140	2,364	3,359	5,866	2,400
1.2%	184,469	95	97	1,638	1,082	392	1,550	24
1.25%	197,755	5	248	1,219	624	380	730	530
1.3%	620,634	-	42	1,578	2,266	1,649	3,116	99
1.35%	93,037	1	1	418	598	83	288	-
1.4%	2,377,851	1,203	33	2,323	4,137	4,234	7,512	435
1.45%	157,358	-	11	627	629	42	1,229	131
1.5%	79,782	-	24	20	46	40	226	60
1.55%	185,239	55	-	470	1,855	1,156	1,479	-
1.6%	302,450	60	110	1,904	2,036	835	4,032	473
1.65%	73,241	-	180	479	352	240	2,412	86
1.7%	54,653	-	103	2,304	704	-	1,103	12
1.75%	38,960	-	-	875	456	214	1,593	6
1.8%	28,631	-	51	53	481	-	93	-
1.85%	12,569	-	8	401	177	-	59	-
1.9%	11,790	-	-	2,118	271	-	-	-
1.95%	6,340	-	-	250	398	-	420	-
2%	16,325	-	-	-	-	-	-	-
2.05%	128	-	-	-	-	-	-	-
2.1%	2,691	-	-	-	-	-	-	-
2.15%	4,811	-	-	160	-	-	-	-
2.2%	556	-	-	-	-	-	-	-
2.25%	1,174	-	-	-	-	-	-	-

Totals	$9,410,459	$3,588	$1,707	$27,936	$30,598	$22,570	$58,740	$13,567

	MSVREB	VFMG2	NVAGF3	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2

0.95%	$4,519	$47,149	$-	$1	$19,381	$13,077	$8,986	$8,905
1%	402	-	34	-	4,792	1,317	4,080	1,321
1.05%	699	1,589	7	-	935	243	535	82
1.1%	2,150	92,873	72	-	29,334	7,736	5,603	6,381
1.15%	650	10,855	-	-	1,659	1,626	1,058	2,177
1.2%	359	4,005	-	-	903	1,311	643	449
1.25%	797	466	-	-	905	3,085	403	228
1.3%	297	1,718	-	-	25	352	1,209	80
1.35%	446	3,031	-	-	1,814	316	119	856
1.4%	1,486	737	-	-	1,862	1,151	2,129	2,287
1.45%	44	-	-	-	19	-	101	-
1.5%	49	757	-	-	241	672	-	-
1.55%	168	467	-	-	38	974	17	1,138
1.6%	390	-	60	-	189	713	338	153
1.65%	101	-	-	-	83	-	36	1,612
1.7%	-	-	-	-	179	-	191	385
1.75%	1	-	-	-	-	-	215	-
1.8%	131	-	-	-	-	1,058	269	532
1.85%	-	-	-	-	-	11	5	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$12,689	$163,647	$173	$1	$62,359	$33,642	$25,937	$26,586

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	GVAGI2	HIBF3	GEM2	GEM6	NVIE6	NVNMO2	NVNSR2	NVCRA2

0.95%	$2,529	$212	$4,928	$19,427	$615	$146	$61	$135
1%	1,070	-	-	5,023	288	38	16	-
1.05%	22	-	637	1,836	-	-	-	-
1.1%	2,571	2,723	579	8,602	424	288	-	-
1.15%	1,455	-	404	3,758	170	-	-	-
1.2%	165	5	118	4,217	21	29	-	42
1.25%	19	-	-	897	-	-	-	-
1.3%	69	-	438	2,229	-	-	-	-
1.35%	25	39	-	3,252	-	17	-	-
1.4%	863	-	876	9,205	71	52	-	-
1.45%	-	-	64	404	21	-	-	-
1.5%	-	-	-	31	-	-	-	-
1.55%	9	-	675	11,638	9	-	-	-
1.6%	508	-	327	557	80	-	-	-
1.65%	-	-	-	37	-	-	-	-
1.7%	-	-	-	87	-	-	-	-
1.75%	-	-	-	3	-	-	-	-
1.8%	-	-	-	40	-	-	-	-
1.85%	-	-	55	26	-	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	857	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$9,305	$2,979	$9,101	$72,126	$1,699	$570	$77	$177

	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2

0.95%	$2,263	$1,455	$1,303	$7,098	$573	$1,387	$10	$5,618
1%	-	615	816	1,011	-	-	-	-
1.05%	-	-	-	200	-	-	-	-
1.1%	5,109	978	4,647	5,661	621	5,629	330	91
1.15%	-	1,046	473	4,269	-	-	-	73
1.2%	-	-	-	-	6	121	-	133
1.25%	-	-	275	170	-	-	-	-
1.3%	509	-	-	340	-	298	-	94
1.35%	592	-	-	-	-	54	69	-
1.4%	-	-	-	-	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.5%	-	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	54
1.6%	1,657	-	-	-	-	-	-	-
1.65%	-	848	-	-	-	-	-	-
1.7%	20	-	17	1,086	-	-	-	43
1.75%	-	-	-	21	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$10,150	$4,942	$7,531	$19,856	$1,200	$7,489	$409	$6,106

	NVLCP2	TRF2	GBF	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM

0.95%	$1,017	$429	$74,032	$21,161	$121	$-	$44,080	$165,030
1%	135	60	5,077	138	-	-	525	6,062
1.05%	6	-	5,485	398	-	-	1,758	6,701
1.1%	709	475	55,923	16,972	16	44	52,057	232,099
1.15%	218	4	15,979	10,165	-	-	24,874	128,510
1.2%	-	63	7,860	1,759	-	-	13,902	25,468
1.25%	-	153	5,428	2,884	-	-	3,635	39,060
1.3%	172	15	8,747	9,122	-	-	19,554	66,011
1.35%	-	-	3,181	1,551	-	-	2,454	11,553
1.4%	405	23	26,833	16,611	-	1,100	21,428	155,748
1.45%	-	8	3,519	12,904	-	-	133	29,564
1.5%	-	18	1,275	255	-	-	919	2,822
1.55%	127	-	11,446	3,153	-	-	9,235	25,632
1.6%	471	77	13,690	18,335	-	-	12,341	85,693
1.65%	-	127	3,007	10,662	-	-	3,578	7,526
1.7%	-	33	358	2,088	-	-	1,657	5,514
1.75%	-	-	221	1,581	-	-	1,978	4,234
1.8%	-	11	45	1,749	-	-	503	3,860
1.85%	-	6	258	567	-	-	1,067	990
1.9%	-	-	38	826	-	-	-	181
1.95%	-	-	-	-	-	-	-	600
2%	-	-	-	80	-	-	-	786
2.05%	-	-	-	-	-	-	-	128
2.1%	-	-	-	-	-	-	-	583
2.15%	-	-	-	-	-	-	561	-
2.2%	-	-	-	299	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$3,260	$1,502	$242,402	$133,260	$137	$1,144	$216,239	$1,004,355

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	GVDMA	GVDMC	MCIF	MCIF2	SAM	NVMIG6	GVDIV3	GVDIV6

0.95%	$89,121	$54,749	$2,557	$13,607	$155,190	$77	$574	$7,714
1%	3,007	2,086	-	821	30,213	131	-	1,126
1.05%	984	1,289	-	88	7,522	-	-	372
1.1%	62,724	86,559	5,480	7,777	157,225	-	1,085	4,953
1.15%	28,196	49,699	338	3,633	30,654	-	-	2,255
1.2%	12,247	10,158	17	1,037	15,674	-	-	711
1.25%	29,378	8,843	-	299	15,506	-	-	674
1.3%	13,504	23,854	-	3,298	6,762	-	-	790
1.35%	4,416	1,799	197	679	6,136	-	-	459
1.4%	90,490	36,315	-	5,907	47,486	-	-	2,002
1.45%	24,564	4,478	-	1,119	4,375	-	-	30
1.5%	1,466	1,900	337	76	7,056	-	-	7
1.55%	12,399	5,702	-	2,106	12,264	-	-	208
1.6%	22,742	19,758	-	4,309	17,204	-	-	-
1.65%	18,531	3,121	-	44	3,020	-	-	15
1.7%	8,858	3,289	-	58	2,377	-	-	328
1.75%	10,631	613	-	395	1,280	-	-	-
1.8%	2,799	104	-	245	2,066	-	-	-
1.85%	1,673	601	-	256	151	-	-	-
1.9%	701	45	-	32	-	-	-	-
1.95%	122	9	-	-	-	-	-	-
2%	-	-	-	-	2,793	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	1,275	-	-	-	590	-	-	-
2.15%	-	582	-	225	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	1,174	-	-	-	-	-	-	-

	$441,002	$315,553	$8,926	$46,011	$525,544	$208	$1,659	$21,644

	NVMLG2	NVMLV2	NVMMG2	NVMMV2	SCGF2	SCVF	SCVF2	SCF

0.95%	$273	$6,034	$568	$192	$4,308	$316	$10,077	$1,801
1%	-	830	24	-	670	-	707	-
1.05%	-	342	-	-	130	-	498	-
1.1%	317	3,394	492	813	2,707	1,354	5,460	3,486
1.15%	14	1,492	33	92	489	-	1,534	-
1.2%	25	735	55	-	327	43	908	53
1.25%	-	450	15	9	685	-	697	-
1.3%	-	897	-	-	503	-	1,717	-
1.35%	-	216	-	2	67	-	453	64
1.4%	25	4,330	-	8	1,882	-	3,266	-
1.45%	-	398	-	-	37	-	78	-
1.5%	-	542	-	-	-	-	365	96
1.55%	-	1,583	-	-	316	-	5,539	-
1.6%	-	2,714	10	-	628	-	2,041	-
1.65%	-	192	-	-	46	-	193	-
1.7%	-	501	-	-	132	-	944	-
1.75%	-	176	-	-	6	-	318	-
1.8%	-	134	-	-	-	-	15	-
1.85%	-	94	-	-	27	-	51	-
1.9%	-	369	-	-	-	-	-	-
1.95%	-	28	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	34	-	-	352	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$654	$25,485	$1,197	$1,116	$13,312	$1,713	$34,861	$5,500

	SCF2	NVSTB2	NVOLG1	NVOLG2	NVTIV3	NVRE2	PMVFAD	PMVLAD

0.95%	$8,683	$3,440	$-	$68	$-	$3,084	$111	$6,494
1%	764	419	-	1	163	340	55	950
1.05%	127	-	-	-	-	333	24	-
1.1%	8,205	81	-	23	33	1,467	42	304
1.15%	4,397	2,063	-	-	-	557	37	143
1.2%	1,097	46	-	-	-	254	-	6
1.25%	530	13	-	-	47	751	-	68
1.3%	659	-	38	-	-	196	-	289
1.35%	123	45	-	-	-	315	-	-
1.4%	3,873	656	74	-	2	937	47	132
1.45%	294	-	-	-	-	22	-	-
1.5%	93	-	-	-	-	40	-	-
1.55%	1,173	2,008	-	-	-	132	-	-
1.6%	536	424	-	-	-	211	-	59
1.65%	31	-	-	-	-	43	-	-
1.7%	780	-	-	-	-	-	-	-
1.75%	98	-	-	-	-	1	-	-
1.8%	102	-	-	-	-	105	-	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	121	-	-	-	-	-	-	-
2%	1,945	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$33,631	$9,195	$112	$92	$245	$8,788	$316	$8,445

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	AVBV2	AVCA2	AVCDI	AVCD2	AVGI	AVCE2	AVIE2	AVMCCI

0.95%	$8,800	$1,830	$342	$960	$1,651	$3,562	$2,199	$2,296
1%	1,091	95	-	73	-	43	3	-
1.05%	494	18	-	217	-	-	33	-
1.1%	4,497	3,915	817	218	2,754	2,761	2,291	3,211
1.15%	2,309	1,752	-	10	-	251	993	38
1.2%	997	928	-	805	194	123	107	27
1.25%	630	1,131	-	-	-	115	-	-
1.3%	1,306	929	-	6	-	240	663	-
1.35%	346	270	-	8	53	29	58	101
1.4%	6,042	2,875	-	179	-	3,693	300	-
1.45%	554	293	-	-	-	237	153	-
1.5%	533	-	-	-	-	42	-	-
1.55%	2,238	726	-	344	-	1,311	48	-
1.6%	3,675	965	-	100	-	400	307	-
1.65%	249	289	-	-	-	13	45	-
1.7%	768	309	-	-	-	587	96	-
1.75%	223	283	-	-	-	135	29	-
1.8%	245	109	-	-	-	219	18	-
1.85%	131	12	-	-	-	226	3	-
1.9%	638	220	-	-	-	76	-	-
1.95%	209	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	49	47	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$36,024	$16,996	$1,159	$2,920	$4,652	$14,063	$7,346	$5,673

	ALVGIB	ALVIVB	ALVPGB	ALVSVB	DVSCS	DSIF	DSIFS	DSRG

0.95%	$9,657	$6,676	$6,712	$16,272	$2,418	$5,347	$9,367	$703
1%	637	831	163	2,870	-	-	301	-
1.05%	233	126	85	2,091	-	22	191	-
1.1%	11,326	2,959	4,301	18,466	3,834	9,401	5,744	2,183
1.15%	2,570	1,060	1,905	4,945	20	44	833	-
1.2%	1,426	83	172	1,304	256	95	877	-
1.25%	1,335	361	21	1,977	-	-	2,419	-
1.3%	3,583	1,185	1,458	892	-	-	1,159	-
1.35%	2,585	171	8	538	188	1,111	991	-
1.4%	2,687	4,372	1,094	9,643	-	-	481	-
1.45%	570	13	451	144	-	-	1,163	-
1.5%	65	-	58	511	214	338	321	-
1.55%	1,112	816	153	4,235	-	-	94	-
1.6%	1,603	2,601	512	2,141	-	-	3,263	-
1.65%	608	108	90	147	-	-	12	-
1.7%	994	436	208	1,036	-	-	423	-
1.75%	1,376	31	103	452	-	-	513	-
1.8%	404	27	203	299	-	-	246	-
1.85%	264	284	143	37	-	-	14	-
1.9%	1,289	-	793	-	-	-	71	-
1.95%	166	76	-	401	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	392	227	-	234	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$44,882	$22,443	$18,633	$68,635	$6,930	$16,358	$28,483	$2,886

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	FCA2S	FALFS	FHIBS	FVIE2	FVGS2	FQB	FQBS	FC2

0.95%	$3,477	$2,799	$18,523	$437	$1,417	$8,634	$31,614	$88,727
1%	97	559	3,545	-	-	-	5,895	15,460
1.05%	87	54	252	75	-	-	73	2,802
1.1%	6,383	3,253	23,762	286	3,016	22,665	32,666	80,905
1.15%	2,020	1,198	7,879	205	-	54	6,017	13,890
1.2%	246	381	2,100	-	116	238	2,380	8,878
1.25%	217	248	1,745	-	-	-	4,649	7,790
1.3%	231	955	3,792	-	28	-	8,982	10,297
1.35%	75	266	391	-	74	295	1,992	7,944
1.4%	383	208	11,207	-	-	273	9,168	19,464
1.45%	714	290	487	-	-	-	1,243	3,058
1.5%	-	-	261	-	598	691	959	3,374
1.55%	41	-	8,332	-	-	59	3,149	7,565
1.6%	356	676	3,775	-	-	-	2,883	9,817
1.65%	91	106	220	-	-	-	138	2,908
1.7%	-	180	483	-	-	-	974	4,552
1.75%	144	-	17	-	-	-	259	1,823
1.8%	92	609	86	-	-	-	146	2,334
1.85%	146	-	16	-	-	-	236	46
1.9%	-	-	-	-	-	-	-	277
1.95%	-	-	-	-	-	-	50	1,355
2%	-	-	-	-	-	-	-	2,845
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	476
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$14,800	$11,782	$86,873	$1,003	$5,249	$32,909	$113,473	$296,587

	FEIP	FVSS2	FHIP	FAMGP	FAMGS	FAMG2	FAMP	FAMS

0.95%	$-	$8,041	$-	$-	$5,954	$2,532	$-	$9,395
1%	-	1,800	-	-	6,727	1,477	-	6,794
1.05%	-	671	-	-	501	80	-	3,412
1.1%	-	5,183	-	-	122	480	-	-
1.15%	-	2,514	-	-	-	218	-	-
1.2%	-	1,257	-	-	25	126	-	-
1.25%	-	870	-	-	12	52	-	-
1.3%	21,006	1,969	17,666	2,914	-	-	4,696	-
1.35%	-	332	-	-	-	-	-	-
1.4%	122,392	1,295	118,473	16,485	199	123	28,925	-
1.45%	2,946	793	1,852	591	-	67	1,299	-
1.5%	4,085	89	4,753	131	-	177	126	-
1.55%	-	1,229	-	-	-	59	-	-
1.6%	-	2,726	-	-	-	88	-	-
1.65%	-	340	-	-	-	-	-	-
1.7%	-	665	-	-	-	-	-	-
1.75%	-	421	-	-	-	-	-	-
1.8%	-	1,129	-	-	-	-	-	-
1.85%	-	268	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	23	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$150,429	$31,615	$142,744	$20,121	$13,540	$5,479	$35,046	$19,601

	FAM2	FBP	FBS	FB2	FCP	FCS	FDCA2	FDCAS

0.95%	$4,081	$-	$22,337	$6,919	$-	$68,125	$4,281	$1,665
1%	3,713	-	16,373	5,659	-	58,547	1,189	45
1.05%	537	-	4,221	242	-	12,589	281	-
1.1%	779	-	351	6,843	-	14,773	5,348	-
1.15%	1,866	-	79	968	-	116	1,193	-
1.2%	312	-	6	370	-	606	622	27
1.25%	531	-	-	874	-	201	664	-
1.3%	-	33,514	-	19	55,500	84	73	-
1.35%	-	-	-	495	-	598	17	-
1.4%	516	183,103	-	833	242,990	327	1,068	-
1.45%	162	1,282	-	72	6,447	1,053	441	-
1.5%	405	1,387	-	473	3,389	684	234	-
1.55%	-	-	-	193	-	-	55	-
1.6%	218	-	-	752	-	95	193	-
1.65%	-	-	-	-	-	109	61	-
1.7%	-	-	-	16	-	-	115	-
1.75%	-	-	-	-	-	-	69	-
1.8%	-	-	-	-	-	-	3	-
1.85%	-	-	-	-	-	47	-	-
1.9%	-	-	-	-	-	-	4	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$13,120	$219,286	$43,367	$24,728	$308,326	$157,954	$15,911	$1,737

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	FEIS	FEI2	FGIP	FGIS	FGI2	FGOP	FGOS	FGO2

0.95%	$43,920	$64,470	$-	$30,420	$14,654	$-	$32,440	$5,170
1%	22,758	10,158	-	26,258	6,272	-	29,225	4,120
1.05%	9,226	1,419	-	11,153	1,293	-	6,079	179
1.1%	17,531	47,048	-	-	12,169	-	517	1,074
1.15%	126	20,464	-	106	3,014	-	21	604
1.2%	358	6,803	-	148	2,689	-	82	685
1.25%	126	10,977	-	231	2,188	-	249	290
1.3%	71	6,288	11,437	10	1,543	58,923	46	32
1.35%	1,258	4,111	-	-	960	-	-	292
1.4%	570	13,619	64,683	107	2,304	328,199	267	115
1.45%	997	2,910	2,132	-	572	2,786	-	61
1.5%	662	1,313	1,401	-	157	2,773	246	152
1.55%	-	3,996	-	-	896	-	-	165
1.6%	-	5,013	-	-	2,576	-	-	-
1.65%	-	1,398	-	-	26	-	-	14
1.7%	-	1,559	-	-	106	-	-	-
1.75%	-	1,127	-	-	168	-	-	-
1.8%	-	1,437	-	-	315	-	-	-
1.85%	-	873	-	-	1	-	-	-
1.9%	-	213	-	-	244	-	-	-
1.95%	-	13	-	-	-	-	-	-
2%	-	2,622	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	75	-	-	-	-	-	-
2.15%	-	196	-	-	188	-	-	-
2.2%	-	128	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$97,603	$208,230	$79,653	$68,433	$52,335	$392,681	$69,172	$12,953

	FGP	FGS	FG2	FHIPR	FHIS	FHI2	FHI2R	FHISR

0.95%	$-	$43,223	$38,364	$-	$24,958	$22,727	$8,533	$3,289
1%	-	46,241	11,311	-	18,254	4,841	554	697
1.05%	-	9,341	1,244	-	5,220	1,015	58	914
1.1%	-	495	22,419	-	198	11,490	3,520	-
1.15%	-	152	6,984	-	143	6,396	3,428	-
1.2%	-	249	4,526	-	103	1,935	520	14
1.25%	-	347	3,234	-	20	1,753	187	-
1.3%	20,352	50	921	-	-	961	3,980	-
1.35%	-	46	1,531	-	-	263	52	-
1.4%	105,382	132	5,125	16,177	21	9,921	1,840	-
1.45%	5,232	11	405	379	757	467	-	-
1.5%	5,370	400	288	-	455	527	-	-
1.55%	-	-	1,688	-	-	2,132	1,355	-
1.6%	-	51	3,756	-	-	836	101	-
1.65%	-	117	778	-	-	204	-	-
1.7%	-	-	588	-	-	-	12	-
1.75%	-	-	168	-	-	8	-	-
1.8%	-	-	882	-	-	57	10	-
1.85%	-	-	715	-	-	33	4	-
1.9%	-	-	10	-	-	-	-	-
1.95%	-	-	-	-	-	18	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$136,336	$100,855	$104,937	$16,556	$50,129	$65,584	$24,154	$4,914

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	FIP	FIGBP	FMCP	FMCS	FMC2	FMMP	FOP	FOS

0.95%	$64,288	$51,059	$-	$37,054	$85,834	$31,361	$-	$14,101
1%	39,607	26,212	-	27,280	21,880	19,992	-	16,741
1.05%	9,548	14,048	-	4,693	3,119	8,483	-	1,612
1.1%	8,873	10,349	-	883	72,656	6,141	-	124
1.15%	1,379	2,859	-	386	13,163	1,012	-	238
1.2%	1,188	1,302	-	262	7,193	157	-	122
1.25%	436	644	-	170	7,330	1,616	-	47
1.3%	18,701	29,238	31,814	-	5,922	31,403	25,238	10
1.35%	708	98	-	-	3,979	-	-	-
1.4%	102,811	118,918	-	-	17,810	145,149	122,304	55
1.45%	4,237	3,217	-	986	5,524	954	1,793	405
1.5%	3,666	2,123	-	140	1,552	7,129	1,510	-
1.55%	530	300	-	-	14,036	-	-	-
1.6%	85	-	-	-	9,270	548	-	-
1.65%	469	1	-	136	1,745	-	-	-
1.7%	179	37	-	-	1,764	-	-	-
1.75%	-	-	-	-	982	-	-	-
1.8%	5	-	-	-	3,038	-	-	-
1.85%	-	-	-	23	492	-	-	-
1.9%	-	-	-	-	1,213	-	-	-
1.95%	-	-	-	-	51	-	-	-
2%	-	-	-	-	2,213	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	281	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$256,710	$260,405	$31,814	$72,013	$281,047	$253,945	$150,845	$33,455

	FO2	FO2R	FOSR	FV2	FVSS	FVS	FAGRS	FAGR2

0.95%	$11,298	$14,600	$3,307	$1,541	$887	$1,289	$350	$4,672
1%	5,114	3,034	756	260	-	655	122	292
1.05%	2	428	322	435	-	46	-	-
1.1%	4,314	8,176	1,562	1,368	1,952	-	-	3,533
1.15%	1,547	3,979	-	585	168	-	-	1,696
1.2%	1,204	1,878	55	94	-	-	-	563
1.25%	270	475	-	-	-	-	-	76
1.3%	60	1,745	-	-	-	-	-	209
1.35%	57	1,167	14	68	-	-	-	291
1.4%	1,859	4,393	-	221	-	-	-	931
1.45%	-	15	799	95	-	-	-	425
1.5%	271	220	-	-	-	-	-	96
1.55%	819	1,371	-	-	-	-	-	163
1.6%	588	995	-	-	-	-	-	686
1.65%	204	114	-	-	-	-	-	48
1.7%	85	142	-	-	-	-	-	253
1.75%	17	139	-	3	-	-	-	39
1.8%	-	6	-	-	-	-	-	310
1.85%	165	72	-	-	-	-	-	10
1.9%	-	-	-	-	-	-	-	10
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	168	-	-	-	-	-	-
2.15%	239	-	-	-	-	-	-	174
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$28,113	$43,117	$6,815	$4,670	$3,007	$1,990	$472	$14,477

	FTVRDI	TIF	FTVFA2	AMRS	AMSRS	OVCAFS	OVGS3	OVGS4

0.95%	$5,095	$770	$1,179	$162	$731	$22,333	$2,665	$19,495
1%	-	-	40	-	32	554	-	4,307
1.05%	-	46	-	-	76	100	-	2,267
1.1%	10,551	2,628	592	1,058	725	22,223	2,966	10,954
1.15%	4	-	401	132	428	8,395	-	5,489
1.2%	297	-	14	-	32	3,110	14	1,492
1.25%	-	-	76	11	44	2,464	-	2,471
1.3%	42	-	-	-	140	4,905	-	2,449
1.35%	542	75	-	3	3	1,320	115	3,572
1.4%	3	-	70	10	462	9,691	-	3,920
1.45%	-	-	-	5	219	2,950	-	138
1.5%	305	-	-	-	140	613	292	43
1.55%	-	-	149	-	-	1,564	-	817
1.6%	-	-	-	-	-	3,719	-	881
1.65%	-	-	-	-	33	1,119	-	219
1.7%	-	-	-	-	139	1,015	-	531
1.75%	-	-	-	-	159	223	-	138
1.8%	-	-	-	-	291	147	-	52
1.85%	-	-	-	-	-	524	-	40
1.9%	-	-	-	-	-	759	-	-
1.95%	-	-	-	-	-	654	-	127
2%	-	-	-	-	-	-	-	2,184
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	26	-	-
2.2%	-	-	-	-	-	129	-	-
2.25%	-	-	-	-	-	-	-	-

	$16,839	$3,519	$2,521	$1,381	$3,654	$88,537	$6,052	$61,586

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	OVGS	OVGSS	OVHI3	OVHI	OVGIS	OVSC	OVSCS	OVSBS

0.95%	$2,502	$12,226	$763	$564	$26,843	$2,208	$1,025	$53,102
1%	-	1,336	-	-	1,035	-	167	6,773
1.05%	-	180	-	-	312	78	12	3,852
1.1%	1,810	10,367	1,065	1,505	23,090	3,906	1,473	43,462
1.15%	-	6,443	-	114	6,049	54	723	19,249
1.2%	-	405	-	20	3,738	26	201	4,452
1.25%	-	1,242	-	-	2,452	-	22	6,386
1.3%	-	1,700	-	-	3,250	-	70	6,411
1.35%	16	124	-	32	1,153	28	11	4,916
1.4%	-	5,324	-	37	8,738	-	163	13,821
1.45%	-	95	-	-	2,375	-	-	2,223
1.5%	-	463	-	-	664	-	-	531
1.55%	-	1,955	-	-	1,467	-	-	2,076
1.6%	-	1,675	-	-	7,391	-	194	4,432
1.65%	-	405	-	-	810	-	-	1,106
1.7%	-	565	-	-	122	-	-	505
1.75%	-	-	-	-	449	-	-	474
1.8%	-	-	-	-	348	-	-	185
1.85%	-	46	-	-	265	-	-	485
1.9%	-	-	-	-	894	-	-	498
1.95%	-	838	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	178	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$4,328	$45,389	$1,828	$2,272	$91,623	$6,300	$4,061	$174,939

	PVGIB	PVTIGB	PVTSCB	PVTVB	ACEG2	ACC2	WRASP	WFVSCG

0.95%	$1,043	$631	$484	$1,092	$3,470	$22,250	$1,452	$7
1%	-	109	-	193	268	3,480	1,117	75
1.05%	-	-	-	-	20	468	7	7
1.1%	400	1,509	1,389	5,275	2,957	20,537	842	285
1.15%	189	-	-	42	3,830	7,366	182	-
1.2%	47	-	-	171	725	2,460	79	-
1.25%	-	-	-	-	1,766	4,196	5	-
1.3%	479	-	-	1,131	1,176	4,102	138	-
1.35%	10	153	127	59	172	826	97	-
1.4%	80	-	-	23	8,456	14,946	196	9
1.45%	36	-	-	44	717	1,968	20	-
1.5%	-	-	259	269	797	1,546	-	-
1.55%	176	-	-	1,203	850	2,414	133	-
1.6%	259	-	-	612	1,881	3,870	207	-
1.65%	140	-	-	-	851	1,168	-	-
1.7%	10	-	-	27	203	1,753	65	-
1.75%	-	-	-	215	1,222	2,635	-	-
1.8%	-	-	-	53	189	691	-	-
1.85%	-	-	-	-	126	277	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	411	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	190	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$2,869	$2,402	$2,259	$10,409	$29,676	$97,554	$4,540	$383

	STVGI	VFLG2	STVCA	STVVIS	VFLV2	STVMCE	SGRF2	STVSCV

0.95%	$5	$1,854	$-	$-	$1,461	$-	$89	$201
1%	-	-	-	-	-	-	9	-
1.05%	-	-	-	-	-	-	-	-
1.1%	-	2,459	19	12	2,285	9	183	9
1.15%	73	-	-	93	-	-	17	-
1.2%	-	28	-	-	73	-	21	-
1.25%	-	-	-	-	-	-	6	-
1.3%	-	-	-	4	-	-	-	-
1.35%	-	53	-	-	70	-	-	-
1.4%	-	2	-	-	13	-	-	-
1.45%	18	-	21	79	-	71	-	-
1.5%	-	-	16	20	42	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.6%	-	-	4	3	-	2	4	-
1.65%	-	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.85%	-	-	28	20	-	14	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$96	$4,396	$88	$231	$3,944	$96	$329	$210

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements.

In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $7,161,985 and $13,044,716, respectively, and total transfers from the Account to the fixed account were $30,007,927 and $43,755,437, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $3,280,052 and $1,839,544 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$788,170,691	0	$788,170,691

Net Accounts Payable of $39,591 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)	$1,228,725	$39,187
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)	8,442	321,665
Investors Growth Stock Series - Service Class (MIGSC)	116,366	848,381
Mid Cap Growth Series - Service Class (MMCGSC)	71,249	873,078
New Discovery Series - Service Class (MNDSC)	599,649	1,041,368
Value Series - Service Class (MVFSC)	829,373	1,980,933
Core Plus Fixed Income Portfolio - Class II (MSVF2)	368,654	928,725
U.S. Real Estate Portfolio - Class II (MSVREB)	312,180	4,384,987
Managed Allocation Fund - Moderate Growth II (VFMG2)	139,140	7,908,080
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	76,897	5,486
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	2,573	2,573

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	1,459,928	1,117,336
American Funds NVIT Bond Fund - Class II (GVABD2)	1,434,322	1,177,879
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	853,314	1,283,205
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,151,108	1,380,991
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	488,261	318,784
Federated NVIT High Income Bond Fund - Class III (HIBF3)	122,299	43,322
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)	8,167	206,106
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)	1,889,585	4,691,573
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	103,133	71,667
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	94,348	18,257
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	12,282	686
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	41,198	27,297
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	1,081,557	630,764
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	423,316	163,479
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	654,924	355,538
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	2,170,754	505,196
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	203,351	108,017
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	778,327	239,960
NVIT Core Bond Fund - Class I (NVCBD1)	56,806	46,938
NVIT Core Bond Fund - Class II (NVCBD2)	777,347	264,915
NVIT Core Plus Bond Fund - Class II (NVLCP2)	911,615	197,474
NVIT Fund - Class II (TRF2)	194,422	22,121
NVIT Government Bond Fund - Class I (GBF)	2,474,698	6,722,072
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	857,312	2,938,847
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	101,951	135
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	160,019	153,681
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	1,868,826	6,894,386
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	4,753,334	19,832,701
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	2,460,215	10,418,966
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	1,753,079	8,434,001
NVIT Mid Cap Index Fund - Class I (MCIF)	122,509	201,577
NVIT Mid Cap Index Fund - Class II (MCIF2)	276,621	1,503,418
NVIT Money Market Fund - Class I (SAM)	12,741,006	38,526,951
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	29,633	41,702
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	5,173	100,525
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	335,429	2,210,934
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	71,860	36,775
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	5,393,993	685,055
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	172,716	56,454
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	262,278	40,965
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	39,927	458,491
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	41,034	128,507
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	145,756	1,476,662
NVIT Multi-Manager Small Company Fund - Class I (SCF)	9,262	160,673
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	108,400	1,888,208
NVIT Short Term Bond Fund - Class II (NVSTB2)	890,437	554,077
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	24,786	6,944
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)	41,270	9,316
Templeton NVIT International Value Fund - Class III (NVTIV3)	78,440	1,577
Van Kampen NVIT Real Estate Fund - Class II (NVRE2)	2,001,383	430,889
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	194,051	68,996
Low Duration Portfolio - Advisor Class (PMVLAD)	2,537,442	715,632
V.I. Basic Value Fund - Series II (AVBV2)	261,336	9,903,361
V.I. Capital Appreciation Fund - Series II (AVCA2)	9,648	224,288
V.I. Capital Development Fund - Series I (AVCDI)	15,642	51,474
V.I. Capital Development Fund - Series II (AVCD2)	24,790	165,602
V.I. Core Equity Fund - Series I (AVGI)	21,160	56,836
V.I. Core Equity Fund - Series II (AVCE2)	150,087	297,414
V.I. International Growth Fund - Series II (AVIE2)	7,471	121,800
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)	19,674	135,080
VPS Growth and Income Portfolio - Class B (ALVGIB)	259,402	1,744,753
VPS International Value Portfolio - Class B (ALVIVB)	16,438	695,377
VPS Large Cap Growth Portfolio: Class B (ALVPGB)	45,496	344,926
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	548,649	1,958,495
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	134,714	237,052
Stock Index Fund, Inc. - Initial Shares (DSIF)	437,547	848,137
Stock Index Fund, Inc. - Service Shares (DSIFS)	420,801	672,225
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	15,230	30,076
Capital Appreciation Fund II - Service Shares (FCA2S)	90,368	275,250
Clover Value Fund II - Service Shares (FALFS)	29,989	492,685
High Income Bond Fund II - Service Shares (FHIBS)	1,968,851	3,210,401
International Equity Fund II (FVIE2)	11,100	28,960
Mid Cap Growth Strategies Fund II (FVGS2)	19,794	155,678
Quality Bond Fund II - Primary Shares (FQB)	494,246	486,250
Quality Bond Fund II - Service Shares (FQBS)	2,339,569	3,325,694
Contrafund Portfolio - Service Class 2 (FC2)	631,677	8,778,706
Equity-Income Portfolio - Initial Class (FEIP)	476,409	3,941,375
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)	387,005	1,548,383
High Income Portfolio - Initial Class (FHIP)	846,450	2,595,978
VIP Fund - Asset Manager Growth Portfolio - Initial Class (FAMGP)	33,318	357,364
VIP Fund - Asset Manager Growth Portfolio - Service Class (FAMGS)	27,701	298,855

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

VIP Fund - Asset Manager Growth Portfolio - Service Class 2 (FAMG2)	9,403	183,541
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	229,757	643,228
VIP Fund - Asset Manager Portfolio - Service Class (FAMS)	195,204	394,122
VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)	112,084	338,756
VIP Fund - Balanced Portfolio - Initial Class (FBP)	499,311	3,232,153
VIP Fund - Balanced Portfolio - Service Class (FBS)	222,288	589,048
VIP Fund - Balanced Portfolio - Service Class 2 (FB2)	211,660	586,959
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	1,038,862	4,858,957
VIP Fund - Contrafund Portfolio - Service Class (FCS)	532,704	3,036,496
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)	39,276	717,516
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class1 (FDCAS)	625	77,623
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	310,552	2,381,596
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	474,304	6,869,169
VIP Fund - Growth & Income Portfolio - Initial Class (FGIP)	102,591	1,355,558
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)	116,384	1,696,542
VIP Fund - Growth & Income Portfolio - Service Class 2 (FGI2)	334,536	1,461,018
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	331,374	7,243,549
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)	265,434	1,943,435
VIP Fund - Growth Opportunities Portfolio - Service Class 2 (FGO2)	14,951	255,936
VIP Fund - Growth Portfolio - Initial Class (FGP)	584,773	3,423,612
VIP Fund - Growth Portfolio - Service Class (FGS)	164,212	2,337,343
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	374,511	2,477,477
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)	1,108,082	1,412,205
VIP Fund - High Income Portfolio - Service Class (FHIS)	385,180	1,194,515
VIP Fund - High Income Portfolio - Service Class 2 (FHI2)	403,509	2,555,485
VIP Fund - High Income Portfolio - Service Class 2R (FHI2R)	981,940	1,337,664
VIP Fund - High Income Portfolio - Service Class R (FHISR)	379,398	505,621
VIP Fund - Index 500 Portfolio - Initial Class (FIP)	1,553,130	4,935,147
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)	3,816,327	6,004,879
VIP Fund - Mid Cap Portfolio - Initial Class (FMCP)	224,488	566,318
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	649,148	2,060,205
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)	742,381	8,189,041
VIP Fund - Money Market Portfolio - Initial Class (FMMP)	4,645,598	11,506,542
VIP Fund - Overseas Portfolio - Initial Class (FOP)	623,571	2,195,307
VIP Fund - Overseas Portfolio - Service Class (FOS)	79,042	430,165
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)	58,486	748,890
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	665,699	2,625,213
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	89,461	366,716
VIP Fund - Value Portfolio - Service Class 2 (FV2)	63,224	139,693
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	108,679	146,276
VIP Fund - Value Strategies Portfolio - Service Class 2 (FVS)	16,922	98,339
VIP Fund - VIP Growth Strategies Portfolio - Service Class (FAGRS)	20,044	9,450
VIP Fund - VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)	62,530	1,037,767
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	128,656	454,818
Templeton Foreign Securities Fund - Class 1 (TIF)	26,241	89,795
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	480,411	119,293
Regency Portfolio - S Class Shares (AMRS)	5,775	299,296
Socially Responsive Portfolio - I Class Shares (AMSRS)	133,214	301,325
Capital Appreciation Fund/VA - Service Class (OVCAFS)	83,232	1,991,339
Global Securities Fund/VA - Class 3 (OVGS3)	42,723	203,449
Global Securities Fund/VA - Class 4 (OVGS4)	564,510	2,040,094
Global Securities Fund/VA - Non-Service Shares (OVGS)	17,884	47,395
Global Securities Fund/VA - Service Class (OVGSS)	158,436	1,323,101
High Income Fund/VA - Class 3 (OVHI3)	90,691	167,906
High Income Fund/VA - Non-Service Shares (OVHI)	-	396,566
Main Street Fund(R)/VA - Service Class (OVGIS)	313,020	2,120,576
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	59,173	166,460
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)	126,413	315,860
Strategic Bond Fund/VA - Service Class (OVSBS)	839,778	4,645,191
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	25,795	471,508
Putnam VT International Equity Fund - IB Shares (PVTIGB)	739	162,268
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)	6,205	213,118
Putnam VT Voyager Fund - IB Shares (PVTVB)	657,332	249,818
Capital Growth Portfolio - Class II (ACEG2)	69,417	550,842
Comstock Portfolio - Class II (ACC2)	511,248	3,015,149
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	1,216,455	48,204
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	86,521	9,524
Large Cap Core Equity Fund (obsolete) (STVGI)	251	48,962
Large Cap Growth Fund II (obsolete) (VFLG2)	1,266	2,105,120
Large Cap Growth Stock Fund (obsolete) (STVCA)	200	39,675
Large Cap Value Equity Fund (obsolete) (STVVIS)	728	94,336
Large Cap Value Fund II (obsolete) (VFLV2)	10,192	2,045,881
Mid-Cap Core Equity Fund (obsolete) (STVMCE)	227	46,385
NVIT Mid Cap Growth Fund - Class II (obsolete) (SGRF2)	-	196,138
Small Cap Value Equity Fund (obsolete) (STVSCV)	512	170,045

Total	$96,859,894	$297,206,069

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2009. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2009	0.95%	to	1.85%	101,563	$12.1	to	12.03	$1,227,427	2.97%	21.01%	to	20.32%	*
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2008	0.95%	to	2.25%	17,772	11.38	to	10.58	196,670	0.67%	-36.85%	to	-37.74%
2007	0.95%	to	2.25%	25,017	18.02	to	16.99	441,415	0.31%	5.12%	to	3.78%
2006	0.95%	to	2.25%	57,222	17.14	to	16.37	963,929	0.13%	9.72%	to	8.33%
2005	0.95%	to	2.25%	72,507	15.63	to	15.11	1,119,448	1.63%	9.86%	to	8.49%
Investors Growth Stock Series - Service Class (MIGSC)
2009	0.95%	to	2.60%	217,516	10.22	to	8.94	2,150,679	0.46%	37.77%	to	35.34%
2008	0.95%	to	2.60%	296,075	7.42	to	6.61	2,125,271	0.30%	-37.58%	to	-38.67%
2007	0.95%	to	2.60%	381,774	11.88	to	10.77	4,413,592	0.09%	9.96%	to	8.18%
2006	0.95%	to	2.60%	442,921	10.8	to	9.96	4,677,080	0.00%	6.29%	to	4.55%
2005	0.95%	to	2.60%	505,183	10.16	to	9.52	5,040,207	0.14%	3.24%	to	1.56%
Mid Cap Growth Series - Service Class (MMCGSC)
2009	0.95%	to	2.35%	358,057	7.33	to	6.53	2,556,546	0.00%	39.91%	to	37.6%
2008	0.95%	to	2.35%	433,328	5.24	to	4.74	2,209,695	0.00%	-52.05%	to	-52.8%
2007	0.95%	to	2.45%	546,746	10.93	to	9.99	5,826,934	0.00%	8.46%	to	6.86%
2006	0.95%	to	2.45%	663,155	10.07	to	9.35	6,541,165	0.00%	1.33%	to	-0.18%
2005	0.95%	to	2.45%	752,964	9.94	to	9.36	7,361,213	0.00%	1.88%	to	0.37%
New Discovery Series - Service Class (MNDSC)
2009	0.95%	to	2.05%	202,161	11.47	to	10.49	2,264,792	0.00%	61.37%	to	59.45%
2008	0.95%	to	2.05%	206,391	7.11	to	6.58	1,437,560	0.00%	-40.09%	to	-40.84%
2007	0.95%	to	2.45%	265,727	11.86	to	10.85	3,095,070	0.00%	1.27%	to	-0.21%
2006	0.95%	to	2.45%	380,452	11.71	to	10.88	4,378,742	0.00%	11.86%	to	10.23%
2005	0.95%	to	2.45%	418,960	10.47	to	9.87	4,327,051	0.00%	4.04%	to	2.49%
Value Series - Service Class (MVFSC)
2009	0.95%	to	2.05%	386,745	13.07	to	11.97	4,924,645	1.25%	21.29%	to	19.81%
2008	0.95%	to	2.20%	450,686	10.77	to	9.89	4,737,336	1.12%	-33.38%	to	-34.28%
2007	0.95%	to	2.25%	631,815	16.17	to	15	9,996,966	0.85%	6.57%	to	5.23%
2006	0.95%	to	2.25%	767,688	15.18	to	14.25	11,429,940	0.81%	19.36%	to	17.86%
2005	0.95%	to	2.25%	655,457	12.72	to	12.09	8,205,992	0.71%	5.46%	to	4.13%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2009	0.95%	to	2.10%	87,666	11.07	to	10.24	955,504	8.81%	8.34%	to	7.08%
2008	0.95%	to	2.15%	136,564	10.21	to	9.54	1,378,702	4.77%	-11.31%	to	-12.4%
2007	0.95%	to	2.15%	171,376	11.52	to	10.89	1,945,108	4.27%	4.21%	to	2.97%
2006	0.95%	to	2.15%	200,767	11.05	to	10.57	2,191,757	4.03%	2.58%	to	1.35%
2005	0.95%	to	2.15%	216,760	10.77	to	10.43	2,315,489	3.70%	2.95%	to	1.72%
U.S. Real Estate Portfolio - Class II (MSVREB)
2008	0.95%	to	2.10%	130,116	13.69	to	13.57	1,782,289	2.72%	-38.64%	to	-39.46%
2007	0.95%	to	2.30%	177,081	22.32	to	22.19	3,981,623	0.92%	-18.06%	to	-19.14%
2006	0.95%	to	2.30%	266,611	27.24	to	27.44	7,370,089	0.85%	36.36%	to	34.66%
2005	0.95%	to	2.30%	211,373	19.97	to	20.38	4,301,409	1.24%	15.65%	to	14.19%
Managed Allocation Fund - Moderate Growth II (VFMG2)
2009	0.95%	to	1.85%	1,286,972	11.78	to	11	14,978,687	0.01%	24.43%	to	23.21%
2008	0.95%	to	1.85%	1,828,065	9.47	to	8.92	17,103,103	1.25%	-29.75%	to	-30.43%
2007	0.95%	to	1.85%	2,255,144	13.48	to	12.83	30,079,842	2.04%	5.87%	to	4.95%
2006	0.95%	to	1.85%	2,471,444	12.73	to	12.22	31,197,082	2.49%	9.37%	to	8.42%
2005	0.95%	to	1.85%	2,677,871	11.64	to	11.27	30,955,882	1.45%	3.01%	to	2.1%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2009	1.00%	to	1.60%	6,049	$11.34	to	11.3	$68,498	4.96%	13.43%	to	12.97%	*
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2009	0.95%	to	2.10%	651,642	9.38	to	8.97	6,061,808	0.08%	22.24%	to	20.72%
2008	0.95%	to	2.10%	567,533	7.67	to	7.43	4,322,499	2.30%	-30.44%	to	-31.3%
2007	0.95%	to	2.05%	615,213	11.03	to	10.83	6,748,999	2.54%	5.13%	to	4%
2006	0.95%	to	2.05%	274,929	10.49	to	10.41	2,877,300	3.37%	4.9%	to	4.13%	*
American Funds NVIT Bond Fund - Class II (GVABD2)
2009	0.95%	to	1.85%	273,839	10.59	to	10.25	2,876,845	0.36%	11.08%	to	10.07%
2008	0.95%	to	1.85%	227,907	9.54	to	9.31	2,155,354	5.12%	-10.73%	to	-11.55%
2007	0.95%	to	1.85%	202,671	10.68	to	10.52	2,152,938	8.99%	2%	to	1.09%
2006	0.95%	to	1.80%	79,332	10.47	to	10.41	829,189	1.40%	4.72%	to	4.14%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2009	0.95%	to	2.10%	265,398	10.4	to	9.96	2,741,327	0.00%	40.26%	to	38.48%
2008	0.95%	to	2.10%	283,306	7.42	to	7.19	2,089,363	2.49%	-39.22%	to	-39.98%
2007	0.95%	to	2.10%	300,663	12.2	to	11.98	3,652,423	2.97%	13.27%	to	12.03%
2006	0.95%	to	2.00%	150,198	10.77	to	10.7	1,615,213	0.36%	7.74%	to	6.98%	*
American Funds NVIT Growth Fund - Class II (GVAGR2)
2009	0.95%	to	2.10%	296,662	8.67	to	8.29	2,550,130	0.00%	37.46%	to	35.65%
2008	0.95%	to	2.10%	276,634	6.31	to	6.11	1,732,572	2.01%	-44.74%	to	-45.45%
2007	0.95%	to	2.10%	235,969	11.41	to	11.2	2,681,557	0.60%	10.83%	to	9.6%
2006	0.95%	to	2.00%	167,959	10.3	to	10.23	1,727,272	1.19%	2.99%	to	2.26%	*
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2009	0.95%	to	1.85%	128,907	7.81	to	7.6	1,001,949	0.00%	29.45%	to	28.11%
2008	0.95%	to	2.05%	86,788	6.03	to	5.91	520,920	2.80%	-38.65%	to	-39.41%
2007	0.95%	to	1.75%	38,038	9.83	to	9.78	373,398	2.45%	-1.71%	to	-2.23%	*
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2009	0.95%	to	1.55%	24,087	12.08	to	11.75	286,940	10.46%	44.69%	to	43.77%
2008	1.10%	to	1.55%	15,462	8.3	to	8.17	127,826	9.79%	-28.89%	to	-29.25%
2007	1.10%	to	1.55%	8,188	11.68	to	11.55	95,010	12.98%	2.03%	to	1.6%
2006	1.10%	to	1.55%	4,846	11.45	to	11.36	55,136	7.33%	9.39%	to	8.92%
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)
2009	0.95%	to	2.00%	32,278	26.93	to	24.78	856,908	1.14%	61.54%	to	59.44%
2008	0.95%	to	2.05%	40,444	16.67	to	15.49	660,491	0.75%	-58.33%	to	-58.85%
2007	0.95%	to	2.05%	77,884	40.01	to	37.64	3,066,915	0.42%	43.8%	to	42.39%
2006	0.95%	to	2.05%	101,953	27.82	to	26.43	2,797,670	0.52%	35.02%	to	33.69%
2005	0.95%	to	2.05%	110,899	20.6	to	19.77	2,260,206	0.40%	31.08%	to	29.75%
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
2009	0.95%	to	2.00%	313,458	20.31	to	19.12	6,246,312	1.16%	61.54%	to	59.44%
2008	0.95%	to	2.10%	337,634	12.58	to	11.94	4,165,503	0.97%	-58.26%	to	-58.81%
2007	0.95%	to	2.30%	481,332	30.13	to	28.76	14,312,773	0.60%	44.06%	to	42.28%
2006	0.95%	to	2.30%	523,251	20.92	to	20.22	10,827,888	0.54%	35.26%	to	33.59%
2005	0.95%	to	2.10%	515,495	15.46	to	15.18	7,922,885	0.43%	31.23%	to	29.85%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2009	0.95%	to	1.60%	29,502	7.02	to	6.92	205,684	0.94%	28.22%	to	27.09%
2008	0.95%	to	1.60%	18,797	5.47	to	5.44	102,676	1.61%	-45.27%	to	-45.57%	*
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2009	0.95%	to	1.80%	14,452	7.76	to	7.62	111,575	0.00%	51.51%	to	49.91%
2008	0.95%	to	1.55%	3,251	5.12	to	5.09	16,613	0.00%	-48.79%	to	-49.05%	*
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2009	0.95%	to	1.40%	1,750	7.98	to	7.9	13,927	0.34%	30.02%	to	29.24%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2009	1.20%	to	1.65%	2,949	$8.12	to	8.04	$23,819	0.84%	27.65%	to	26.88%
2008	0.95%	to	1.40%	1,264	6.37	to	6.35	8,024	0.25%	-36.28%	to	-36.52%	*
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2009	0.95%	to	1.70%	91,943	9.42	to	9.3	861,990	1.98%	18.68%	to	17.78%
2008	0.95%	to	1.80%	38,787	7.94	to	7.89	306,815	1.71%	-20.62%	to	-21.1%	*
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2009	0.95%	to	1.65%	61,751	8.87	to	8.77	544,765	1.75%	22.98%	to	22.12%
2008	0.95%	to	1.40%	21,071	7.21	to	7.19	151,976	1.50%	-27.86%	to	-28.11%	*
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2009	0.95%	to	1.70%	72,094	10.18	to	10.05	730,090	2.76%	11.95%	to	11.1%
2008	0.95%	to	1.55%	42,097	9.09	to	9.05	381,950	1.96%	-9.09%	to	-9.47%	*
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2009	0.95%	to	1.75%	272,785	9.15	to	9.02	2,486,373	2.05%	20.79%	to	19.81%
2008	0.95%	to	1.40%	44,997	7.57	to	7.55	340,238	1.71%	-24.27%	to	-24.53%	*
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2009	0.95%	to	1.55%	18,195	8.59	to	8.49	155,447	1.72%	25.38%	to	24.48%
2008	0.95%	to	1.65%	6,213	6.85	to	6.81	42,477	1.07%	-31.5%	to	-31.86%	*
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2009	0.95%	to	1.65%	80,979	9.7	to	9.58	778,869	2.49%	16.56%	to	15.7%
2008	1.30%	to	1.55%	21,422	8.3	to	8.28	177,474	1.81%	-17.01%	to	-17.17%	*
NVIT Core Bond Fund - Class I (NVCBD1)
2009	0.95%	to	1.35%	945	10.65	to	10.58	10,002	2.11%	7.75%	to	7.32%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Core Bond Fund - Class II (NVCBD2)
2009	0.95%	to	1.70%	53,305	10.61	to	10.47	564,408	2.88%	7.56%	to	6.75%
2008	0.95%	to	1.55%	3,657	9.86	to	9.82	35,983	2.84%	-1.4%	to	-1.8%	*
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2009	0.95%	to	2.00%	62,464	11.38	to	11.18	706,237	6.59%	15.33%	to	14.15%
2008	0.95%			325	9.87			3,206	1.27%	-1.34%			*
NVIT Fund - Class II (TRF2)
2009	0.95%	to	2.15%	28,643	8.22	to	9.1	246,948	1.03%	24.36%	to	22.64%
2008	0.95%	to	1.40%	5,793	6.61	to	7.63	39,012	1.02%	-42.17%	to	-42.49%
2007	0.95%	to	1.60%	5,948	11.43	to	13.19	70,849	1.00%	6.86%	to	6.22%
2006	1.10%	to	1.60%	2,314	10.68	to	12.42	26,180	0.94%	6.84%	to	6.51%	*
NVIT Government Bond Fund - Class I (GBF)
2009	0.95%	to	2.35%	1,261,907	13.55	to	12.7	16,899,137	3.34%	1.71%	to	0.3%
2008	0.95%	to	2.35%	1,644,424	13.32	to	12.66	21,776,211	4.19%	6.7%	to	5.22%
2007	0.95%	to	2.35%	1,761,138	12.49	to	12.03	21,912,674	4.35%	6.13%	to	4.65%
2006	0.95%	to	2.35%	1,841,755	11.77	to	11.5	21,674,212	4.01%	2.36%	to	0.93%
2005	0.95%	to	2.35%	2,172,204	11.49	to	11.39	25,053,840	3.65%	2.29%	to	0.86%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	0.95%	to	2.35%	862,813	12.57	to	11.14	10,513,670	1.07%	26%	to	24.05%
2008	0.95%	to	2.35%	1,027,805	9.97	to	8.98	9,923,501	2.00%	-37.44%	to	-38.39%
2007	0.95%	to	2.35%	1,378,218	15.94	to	14.57	21,382,713	2.00%	4.95%	to	3.52%
2006	0.95%	to	2.45%	1,511,432	15.19	to	14.1	22,446,931	2.02%	15.76%	to	14.01%
2005	0.95%	to	2.45%	1,492,478	13.12	to	12.37	19,230,677	1.82%	6.91%	to	5.3%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2009	0.95%	to	1.55%	8,765	11.57	to	11.52	101,349	0.88%	15.66%	to	15.23%	*
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2009	1.55%			577	12.08			6,972	1.42%	20.82%			*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2009	0.95%	to	2.15%	1,264,065	12.46	to	11.32	15,366,034	1.91%	8.05%	to	6.74%
2008	0.95%	to	2.15%	1,662,960	11.53	to	10.62	18,746,877	3.34%	-6.92%	to	-8.04%
2007	0.95%	to	2.25%	2,184,896	12.39	to	11.47	26,543,595	3.47%	4.37%	to	3.03%
2006	0.95%	to	2.25%	2,682,972	11.87	to	11.14	31,319,557	3.15%	5.16%	to	3.8%
2005	0.95%	to	2.30%	3,011,800	11.29	to	10.71	33,553,690	2.71%	2.33%	to	0.96%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	0.95%	to	2.55%	6,413,045	$12.68	to	11.11	$79,264,359	1.56%	18%	to	16.03%
2008	0.95%	to	2.55%	7,705,854	10.75	to	9.58	80,834,731	2.70%	-23.93%	to	-25.19%
2007	0.95%	to	2.55%	10,650,531	14.13	to	12.8	147,143,542	2.68%	4.65%	to	3%
2006	0.95%	to	2.55%	11,881,233	13.5	to	12.43	157,373,718	2.37%	10.3%	to	8.56%
2005	0.95%	to	2.55%	12,538,745	12.24	to	11.45	151,174,293	2.28%	4.35%	to	2.7%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	0.95%	to	2.70%	2,817,169	12.77	to	11.03	34,958,737	1.32%	23.21%	to	20.91%
2008	0.95%	to	2.70%	3,489,803	10.37	to	9.12	35,235,304	2.40%	-32.04%	to	-33.3%
2007	0.95%	to	2.70%	4,395,960	15.26	to	13.68	65,504,408	2.28%	5.14%	to	3.33%
2006	0.95%	to	2.45%	4,792,606	14.51	to	13.4	68,159,021	2.18%	13.46%	to	11.8%
2005	0.95%	to	2.45%	4,881,060	12.79	to	11.99	61,425,240	2.01%	6.06%	to	4.5%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2009	0.95%	to	2.35%	1,915,167	12.73	to	11.37	23,782,611	1.76%	13.47%	to	11.84%
2008	0.95%	to	2.35%	2,425,833	11.22	to	10.16	26,585,963	3.02%	-15.85%	to	-17.06%
2007	0.95%	to	2.40%	3,622,567	13.33	to	12.22	47,315,730	3.04%	4.85%	to	3.34%
2006	0.95%	to	2.45%	4,147,288	12.72	to	11.79	51,847,780	2.79%	7.4%	to	5.8%
2005	0.95%	to	2.45%	4,309,293	11.84	to	11.14	50,341,111	2.54%	3.5%	to	1.96%
NVIT Mid Cap Index Fund - Class I (MCIF)
2009	0.95%	to	1.55%	66,192	13.94	to	12.97	910,047	0.60%	35.46%	to	34.47%
2008	0.95%	to	1.60%	71,732	10.29	to	9.61	727,927	1.26%	-37.07%	to	-37.54%
2007	0.95%	to	1.60%	79,936	16.36	to	15.38	1,289,635	1.38%	6.53%	to	5.89%
2006	0.95%	to	1.60%	89,807	15.35	to	14.52	1,359,632	1.18%	8.85%	to	8.19%
2005	0.95%	to	1.75%	87,273	14.11	to	13.33	1,214,778	1.02%	11.04%	to	10.21%
NVIT Mid Cap Index Fund - Class II (MCIF2)
2009	0.95%	to	2.30%	305,639	13.1	to	11.79	3,910,375	0.72%	35.2%	to	33.19%
2008	0.95%	to	2.35%	388,437	9.69	to	8.82	3,685,520	1.05%	-37.22%	to	-38.17%
2007	0.95%	to	2.45%	505,757	15.43	to	14.18	7,656,460	1.26%	6.35%	to	4.78%
2006	0.95%	to	2.45%	611,240	14.51	to	13.53	8,730,294	0.94%	8.7%	to	7.12%
2005	0.95%	to	2.45%	703,966	13.35	to	12.63	9,280,265	0.86%	10.84%	to	9.23%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Money Market Fund - Class I (SAM)
2009	0.95%	to	2.45%	2,836,313	10.92	to	9.78	30,483,569	0.05%	-0.91%	to	-2.41%
2008	0.95%	to	2.45%	5,176,926	11.02	to	10.02	56,282,646	1.97%	1.08%	to	-0.43%
2007	0.95%	to	2.45%	3,594,049	10.9	to	10.06	38,737,718	4.75%	3.79%	to	2.23%
2006	0.95%	to	2.45%	2,927,510	10.5	to	9.84	30,495,311	4.87%	3.54%	to	1.99%
2005	0.95%	to	2.45%	2,761,373	10.14	to	9.65	27,838,808	2.94%	1.7%	to	0.17%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2009	0.95%	to	1.00%	1,163	8.2	to	8.2	9,533	1.20%	34.81%	to	34.75%
2008	1.00%			2,205	6.08			13,414	0.00%	-39.17%			*
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2009	0.95%	to	1.55%	12,901	10.86	to	14.87	146,023	2.02%	28.6%	to	27.56%
2008	0.95%	to	1.55%	17,385	8.44	to	11.66	153,858	1.79%	-46.84%	to	-47.25%
2007	0.95%	to	1.55%	21,426	15.88	to	22.1	360,794	1.97%	1.95%	to	1.39%
2006	0.95%	to	1.75%	26,633	15.58	to	21.64	463,042	2.12%	21.58%	to	20.7%
2005	0.95%	to	1.55%	19,055	12.81	to	12.69	272,309	1.67%	10.99%	to	10.32%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2009	0.95%	to	2.00%	159,390	$10.7	to	10.06	$1,683,311	1.85%	28.26%	to	26.63%
2008	0.95%	to	2.00%	238,492	8.34	to	7.94	1,962,480	1.51%	-46.96%	to	-47.61%
2007	0.95%	to	2.30%	401,003	15.73	to	14.99	6,236,278	2.17%	1.72%	to	0.38%
2006	0.95%	to	2.30%	399,195	15.46	to	14.93	6,120,278	1.93%	21.25%	to	19.69%
2005	0.95%	to	2.00%	316,954	12.75	to	12.54	4,021,518	1.54%	10.74%	to	9.64%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2009	0.95%	to	1.55%	9,045	8.1	to	8	72,920	0.41%	28.12%	to	27.16%
2008	1.40%			2,403	6.30			15,139	0.21%	-36.99%			*
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2009	0.95%	to	2.60%	657,221	7.96	to	7.72	5,202,609	1.13%	26.2%	to	23.91%
2008	1.40%			1,504	6.29			9,456	0.73%	-37.11%			*
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2009	0.95%	to	1.60%	19,388	7.82	to	7.73	150,882	0.00%	25.5%	to	24.68%
2008	1.55%			1,033	6.20			6,405	0.00%	-37.99%			*
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2009	0.95%	to	1.80%	29,701	8.68	to	8.54	257,047	1.15%	29.23%	to	27.96%
2008	0.95%			1,408	6.71			9,455	1.08%	-32.85%			*
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2009	0.95%	to	2.15%	142,093	8.41	to	7.62	1,171,990	0.00%	25.98%	to	24.25%
2008	0.95%	to	2.45%	181,123	6.68	to	6.01	1,183,345	0.00%	-47.04%	to	-47.94%
2007	0.95%	to	2.45%	242,695	12.61	to	11.54	2,993,964	0.00%	8.45%	to	6.85%
2006	0.95%	to	2.45%	290,582	11.63	to	10.8	3,325,221	0.00%	2.01%	to	0.5%
2005	0.95%	to	2.45%	359,454	11.4	to	10.74	4,055,386	0.00%	6.71%	to	5.16%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2009	0.95%	to	1.55%	12,182	12.74	to	10.89	150,799	0.60%	25.02%	to	24.1%
2008	0.95%	to	1.55%	16,182	10.19	to	8.78	159,218	1.09%	-32.8%	to	-33.29%
2007	0.95%	to	1.55%	39,614	15.17	to	13.16	588,544	1.18%	-7.78%	to	-8.31%
2006	0.95%	to	1.55%	46,188	16.45	to	14.35	744,833	0.46%	16.18%	to	15.54%
2005	0.95%	to	1.75%	44,709	14.16	to	12.31	618,890	0.07%	2.1%	to	1.32%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2009	0.95%	to	2.15%	240,942	11.62	to	10.57	2,723,189	0.56%	24.66%	to	22.99%
2008	0.95%	to	2.20%	309,328	9.32	to	8.56	2,806,429	0.86%	-32.94%	to	-33.88%
2007	0.95%	to	2.20%	426,358	13.9	to	12.95	5,794,363	0.94%	-8.12%	to	-9.25%
2006	0.95%	to	2.30%	581,526	15.13	to	14.2	8,621,588	0.22%	15.99%	to	14.47%
2005	0.95%	to	2.30%	589,896	13.04	to	12.41	7,581,428	0.00%	1.81%	to	0.47%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2009	0.95%	to	1.65%	38,291	13.83	to	12.29	511,309	0.26%	33.42%	to	32.31%
2008	0.95%	to	1.65%	44,543	10.37	to	9.29	448,152	0.82%	-38.78%	to	-39.29%
2007	0.95%	to	1.65%	49,805	16.94	to	15.29	821,934	0.09%	1.16%	to	0.49%
2006	0.95%	to	1.65%	60,219	16.74	to	15.22	976,486	0.12%	10.98%	to	10.26%
2005	0.95%	to	1.75%	57,587	15.09	to	13.74	842,067	0.00%	11.25%	to	10.43%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2009	0.95%	to	2.00%	205,252	13.95	to	12.83	2,799,312	0.17%	33.15%	to	31.74%
2008	0.95%	to	2.10%	276,811	10.48	to	9.68	2,837,537	0.57%	-38.94%	to	-39.73%
2007	0.95%	to	2.10%	355,604	17.16	to	16.06	5,988,270	0.00%	0.92%	to	-0.21%
2006	0.95%	to	2.10%	413,522	17.01	to	16.1	6,919,080	0.05%	10.69%	to	9.47%
2005	0.95%	to	2.10%	488,900	15.36	to	14.71	7,418,169	0.00%	10.94%	to	9.74%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Short Term Bond Fund - Class II (NVSTB2)
2009	0.95%	to	2.00%	72,229	10.48	to	10.3	753,304	1.97%	6.09%	to	4.99%
2008	0.95%	to	2.00%	40,233	9.88	to	9.81	396,696	1.99%	-1.2%	to	-1.89%	*
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2009	1.30%	to	1.40%	1,450	12.95	to	12.94	18,764	0.19%	29.46%	to	29.38%	*
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
2009	0.95%	to	1.00%	2,535	12.96	to	12.95	32,841	0.05%	29.55%	to	29.51%	*
Templeton NVIT International Value Fund - Class III (NVTIV3)
2009	0.95%	to	1.25%	6,039	12.95	to	12.93	78,181	0.44%	29.52%	to	29.25%	*
Van Kampen NVIT Real Estate Fund - Class II (NVRE2)
2009	0.95%	to	2.10%	258,334	$7.24	to	7.07	$1,858,991	1.85%	29.27%	to	27.39%
2008	0.95%	to	1.70%	3,048	5.6	to	5.56	16,993	2.52%	-44.02%	to	-44.37%	*
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2009	0.95%	to	1.55%	10,695	10.9	to	10.86	116,428	0.72%	8.97%	to	8.56%	*
Low Duration Portfolio - Advisor Class (PMVLAD)
2009	0.95%	to	1.85%	161,276	10.98	to	10.91	1,767,434	1.29%	9.76%	to	9.12%	*
V.I. Basic Value Fund - Series II (AVBV2)
2008	0.95%	to	2.60%	708,705	6.39	to	5.69	4,419,408	0.44%	-52.36%	to	-53.25%
2007	0.95%	to	2.60%	938,809	13.42	to	12.18	12,325,218	0.32%	0.4%	to	-1.24%
2006	0.95%	to	2.60%	1,147,537	13.37	to	12.33	15,064,760	0.12%	11.87%	to	10.06%
2005	0.95%	to	2.60%	1,394,538	11.95	to	11.2	16,429,623	0.00%	4.43%	to	2.73%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2009	0.95%	to	2.60%	160,721	8.79	to	7.68	1,371,344	0.28%	19.57%	to	17.38%
2008	0.95%	to	2.60%	182,489	7.35	to	6.54	1,304,807	0.00%	-43.17%	to	-44.19%
2007	0.95%	to	2.60%	230,439	12.93	to	11.73	2,909,473	0.00%	10.67%	to	8.86%
2006	0.95%	to	2.60%	267,318	11.68	to	10.77	3,059,928	0.00%	5.05%	to	3.35%
2005	0.95%	to	2.60%	290,170	11.12	to	10.42	3,175,311	0.00%	7.55%	to	5.8%
V.I. Capital Development Fund - Series I (AVCDI)
2009	0.95%	to	1.40%	9,758	12.16	to	11.74	117,307	0.00%	41.02%	to	40.16%
2008	0.95%	to	1.40%	11,561	8.62	to	8.37	98,659	0.00%	-47.53%	to	-47.85%
2007	0.95%	to	1.40%	13,747	16.43	to	16.05	223,985	0.00%	9.79%	to	9.36%
2006	0.95%	to	1.40%	16,306	14.97	to	14.68	242,377	0.00%	15.42%	to	14.97%
2005	0.95%	to	1.40%	16,278	12.97	to	12.77	209,927	0.00%	8.57%	to	8.13%
V.I. Capital Development Fund - Series II (AVCD2)
2009	0.95%	to	2.05%	21,689	11.13	to	13.72	252,525	0.00%	40.64%	to	38.86%
2008	0.95%	to	2.05%	26,173	7.92	to	9.88	217,628	0.00%	-47.63%	to	-48.29%
2007	0.95%	to	2.05%	44,378	15.12	to	19.11	736,261	0.00%	9.49%	to	8.34%
2006	0.95%	to	1.80%	32,190	13.81	to	17.8	487,463	0.00%	15.15%	to	14.25%
2005	0.95%	to	1.80%	19,368	11.99	to	15.58	252,192	0.00%	8.23%	to	7.36%
V.I. Core Equity Fund - Series I (AVGI)
2009	0.95%	to	1.55%	46,564	10.21	to	11.33	478,210	1.88%	27.08%	to	26.19%
2008	0.95%	to	1.55%	49,846	8.04	to	8.98	403,209	2.08%	-30.81%	to	-31.27%
2007	0.95%	to	1.55%	53,441	11.61	to	13.06	624,683	1.12%	7.08%	to	6.5%
2006	0.95%	to	1.55%	57,148	10.85	to	12.26	624,218	1.07%	8.46%	to	8.06%	*
V.I. Core Equity Fund - Series II (AVCE2)
2009	0.95%	to	2.35%	123,027	10.12	to	9.6	1,229,072	1.55%	26.77%	to	24.85%
2008	0.95%	to	2.35%	136,524	7.99	to	7.69	1,078,893	1.81%	-30.98%	to	-32%
2007	0.95%	to	2.35%	167,172	11.57	to	11.31	1,920,889	0.75%	6.85%	to	5.39%
2006	0.95%	to	2.35%	272,774	10.83	to	10.73	2,946,445	1.04%	8.29%	to	7.27%	*
V.I. International Growth Fund - Series II (AVIE2)
2009	0.95%	to	2.10%	35,995	17.55	to	16.02	619,656	1.26%	33.63%	to	31.92%
2008	0.95%	to	2.10%	47,870	13.13	to	12.15	616,506	0.41%	-41.11%	to	-41.86%
2007	0.95%	to	2.10%	65,393	22.3	to	20.89	1,435,476	0.34%	13.35%	to	12.14%
2006	0.95%	to	2.30%	91,233	19.67	to	18.45	1,774,544	0.90%	26.67%	to	25.07%
2005	0.95%	to	2.30%	110,019	15.53	to	14.75	1,692,289	0.55%	16.59%	to	15.1%
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)
2009	0.95%	to	1.55%	40,559	14.23	to	13.6	572,187	1.33%	28.98%	to	28.08%
2008	0.95%	to	1.55%	48,207	11.03	to	10.62	527,777	1.53%	-29.2%	to	-29.66%
2007	0.95%	to	1.55%	53,323	15.58	to	15.09	825,585	0.22%	8.5%	to	7.9%
2006	0.95%	to	1.65%	61,022	14.36	to	13.92	871,512	0.95%	10.19%	to	9.45%
2005	0.95%	to	1.75%	63,405	13.03	to	12.67	822,685	0.54%	6.6%	to	5.79%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VPS Growth and Income Portfolio - Class B (ALVGIB)
2009	0.95%	to	2.35%	347,388	$10.15	to	9.07	$3,440,485	3.51%	19.21%	to	17.35%
2008	0.95%	to	2.40%	448,444	8.52	to	7.7	3,717,863	1.79%	-41.26%	to	-42.2%
2007	0.95%	to	2.40%	604,644	14.5	to	13.32	8,564,579	1.22%	3.86%	to	2.39%
2006	0.95%	to	2.40%	735,403	13.96	to	13.01	10,073,140	1.14%	15.88%	to	14.23%
2005	0.95%	to	2.40%	845,191	12.05	to	11.39	10,034,933	1.27%	3.61%	to	2.13%
VPS International Value Portfolio - Class B (ALVIVB)
2009	0.95%	to	2.15%	104,992	16.55	to	15.04	1,693,489	1.00%	33.08%	to	31.47%
2008	0.95%	to	2.40%	151,300	12.44	to	11.26	1,839,874	0.93%	-53.73%	to	-54.49%
2007	0.95%	to	2.40%	205,466	26.88	to	24.75	5,422,580	0.99%	4.57%	to	3.12%
2006	0.95%	to	2.40%	271,312	25.7	to	24	6,873,247	1.34%	33.84%	to	32.03%
2005	0.95%	to	2.40%	323,653	19.2	to	18.18	6,148,550	0.48%	15.42%	to	13.83%
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2009	0.95%	to	2.30%	159,972	9.95	to	8.92	1,552,934	0.00%	35.8%	to	33.81%
2008	0.95%	to	2.30%	194,058	7.33	to	6.67	1,385,302	0.00%	-40.39%	to	-41.26%
2007	0.95%	to	2.40%	235,240	12.29	to	11.28	2,827,412	0.00%	12.53%	to	10.92%
2006	0.95%	to	2.40%	261,485	10.93	to	10.17	2,803,216	0.00%	-1.58%	to	-2.98%
2005	0.95%	to	2.40%	324,021	11.1	to	10.48	3,541,590	0.00%	13.75%	to	12.14%
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2009	0.95%	to	2.30%	380,442	16.14	to	14.49	5,992,758	0.85%	41.3%	to	39.2%
2008	0.95%	to	2.40%	469,478	11.42	to	10.34	5,244,615	0.46%	-36.36%	to	-37.36%
2007	0.95%	to	2.40%	610,638	17.94	to	16.5	10,745,008	0.77%	0.56%	to	-0.86%
2006	0.95%	to	2.40%	750,612	17.84	to	16.65	13,182,370	0.24%	13.12%	to	11.52%
2005	0.95%	to	2.40%	865,217	15.77	to	14.93	13,486,108	0.56%	5.62%	to	4.14%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	0.95%	to	1.65%	47,606	13.58	to	11.94	634,448	2.64%	23.84%	to	22.81%
2008	0.95%	to	1.65%	59,553	10.96	to	9.72	637,485	0.86%	-31.57%	to	-32.12%
2007	0.95%	to	1.65%	64,660	16.02	to	14.32	1,014,236	0.41%	-1.6%	to	-2.26%
2006	0.95%	to	1.65%	75,679	16.28	to	14.65	1,210,663	0.41%	13.33%	to	12.59%
2005	0.95%	to	1.75%	78,129	14.37	to	12.97	1,103,814	0.00%	6.22%	to	5.43%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	0.95%	to	1.55%	132,305	11.38	to	8.95	1,414,531	1.91%	25.13%	to	24.21%
2008	0.95%	to	1.65%	165,235	9.1	to	7.15	1,399,433	2.10%	-37.74%	to	-38.24%
2007	0.95%	to	1.65%	178,617	14.61	to	11.57	2,450,522	1.75%	4.25%	to	3.57%
2006	0.95%	to	1.60%	185,956	14.02	to	11.2	2,458,545	1.65%	14.4%	to	13.7%
2005	0.95%	to	1.60%	196,318	12.25	to	9.85	2,280,067	1.64%	3.7%	to	3.06%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2009	0.95%	to	2.35%	201,886	12.65	to	11.53	2,505,612	1.85%	24.85%	to	22.91%
2008	0.95%	to	2.35%	225,035	10.13	to	9.38	2,239,942	1.70%	-37.92%	to	-38.86%
2007	0.95%	to	2.35%	296,978	16.32	to	15.34	4,773,801	1.51%	3.99%	to	2.57%
2006	0.95%	to	2.35%	341,893	15.69	to	14.96	5,302,944	1.37%	14.11%	to	12.55%
2005	0.95%	to	2.35%	360,175	13.75	to	13.29	4,915,059	1.41%	3.44%	to	2.02%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2009	0.95%	to	1.55%	28,301	10.67	to	7.67	275,271	0.93%	32.49%	to	31.56%
2008	0.95%	to	1.55%	29,659	8.05	to	5.83	218,296	0.76%	-35.05%	to	-35.49%
2007	0.95%	to	1.55%	33,739	12.39	to	9.04	387,061	0.54%	6.76%	to	6.16%
2006	0.95%	to	1.55%	38,573	11.61	to	8.51	413,707	0.11%	8.17%	to	7.54%
2005	0.95%	to	1.55%	41,096	10.73	to	7.92	409,848	0.00%	2.63%	to	2.04%
Capital Appreciation Fund II - Service Shares (FCA2S)
2009	0.95%	to	2.30%	117,030	$10.42	to	9.38	$1,188,552	0.73%	12.19%	to	10.53%
2008	0.95%	to	2.30%	136,194	9.29	to	8.48	1,240,660	0.02%	-30.34%	to	-31.33%
2007	0.95%	to	2.30%	192,620	13.34	to	12.35	2,518,355	0.57%	8.59%	to	7.18%
2006	0.95%	to	2.30%	213,327	12.28	to	11.53	2,577,261	0.54%	14.68%	to	13.16%
2005	0.95%	to	2.30%	236,385	10.71	to	10.19	2,499,084	0.80%	0.73%	to	-0.61%
Clover Value Fund II - Service Shares (FALFS)
2009	0.95%	to	2.10%	119,548	8.78	to	8.01	1,030,537	2.32%	13.42%	to	11.93%
2008	0.95%	to	2.25%	144,291	7.74	to	7.08	1,096,433	1.53%	-34.59%	to	-35.54%
2007	0.95%	to	2.25%	177,540	11.83	to	10.99	2,064,880	1.30%	-10.72%	to	-11.87%
2006	0.95%	to	2.25%	209,203	13.25	to	12.47	2,731,670	1.25%	15.38%	to	13.91%
2005	0.95%	to	2.25%	237,603	11.48	to	10.95	2,697,263	1.25%	3.78%	to	2.46%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
High Income Bond Fund II - Service Shares (FHIBS)
2009	0.95%	to	2.10%	458,406	16.44	to	15.02	7,344,347	10.93%	51.03%	to	49.26%
2008	0.95%	to	2.10%	546,407	10.88	to	10.06	5,803,265	9.79%	-26.8%	to	-27.68%
2007	0.95%	to	2.10%	733,907	14.87	to	13.91	10,679,523	7.88%	2.2%	to	1.05%
2006	0.95%	to	2.10%	875,905	14.55	to	13.77	12,509,632	8.16%	9.52%	to	8.28%
2005	0.95%	to	2.10%	944,507	13.28	to	12.71	12,361,109	7.61%	1.3%	to	0.16%
International Equity Fund II (FVIE2)
2009	0.95%	to	1.40%	8,430	11.88	to	11.47	99,267	3.07%	39.91%	to	39.04%
2008	0.95%	to	1.40%	10,516	8.49	to	8.25	88,622	0.63%	-46.24%	to	-46.56%
2007	0.95%	to	1.40%	14,935	15.8	to	15.43	234,292	0.18%	8.5%	to	8.07%
2006	0.95%	to	1.40%	15,736	14.56	to	14.28	227,795	0.19%	17.76%	to	17.32%
2005	0.95%	to	1.40%	15,775	12.37	to	12.17	194,159	0.00%	8.04%	to	7.6%
Mid Cap Growth Strategies Fund II (FVGS2)
2009	0.95%	to	1.65%	36,281	13.08	to	12.39	466,497	0.00%	29.37%	to	28.24%
2008	0.95%	to	1.65%	44,308	10.11	to	9.66	442,313	0.00%	-44.03%	to	-44.48%
2007	0.95%	to	1.65%	47,645	18.07	to	17.41	851,505	0.00%	16.89%	to	16.14%
2006	0.95%	to	1.65%	55,039	15.46	to	14.99	843,482	0.00%	7.21%	to	6.51%
2005	0.95%	to	1.65%	54,951	14.42	to	14.07	787,053	0.00%	11.64%	to	10.92%
Quality Bond Fund II - Primary Shares (FQB)
2009	0.95%	to	1.65%	233,092	13.35	to	13.37	3,088,779	6.36%	19.29%	to	18.46%
2008	0.95%	to	1.65%	239,911	11.2	to	11.28	2,675,497	5.26%	-8.17%	to	-8.81%
2007	0.95%	to	1.65%	276,522	12.19	to	12.38	3,362,257	4.59%	4.38%	to	3.66%
2006	0.95%	to	1.65%	279,545	11.68	to	11.94	3,265,829	3.95%	3.17%	to	2.45%
2005	0.95%	to	1.65%	295,088	11.32	to	11.65	3,346,301	3.71%	0.34%	to	-0.36%
Quality Bond Fund II - Service Shares (FQBS)
2009	0.95%	to	2.20%	684,106	13.25	to	12.04	8,873,511	6.67%	19.01%	to	17.53%
2008	0.95%	to	2.20%	780,704	11.14	to	10.24	8,506,293	5.06%	-8.43%	to	-9.58%
2007	0.95%	to	2.20%	1,014,677	12.16	to	11.33	12,109,722	4.72%	4.14%	to	2.84%
2006	0.95%	to	2.20%	1,265,396	11.68	to	11.02	14,551,816	3.76%	2.94%	to	1.65%
2005	0.95%	to	2.20%	1,316,031	11.35	to	10.84	14,750,616	3.61%	0.03%	to	-1.22%
Contrafund Portfolio - Service Class 2 (FC2)
2009	0.95%	to	2.35%	2,136,017	11.74	to	11.38	24,958,340	1.12%	34.18%	to	32.09%
2008	0.95%	to	2.60%	2,684,930	8.75	to	8.41	23,636,516	0.66%	-43.24%	to	-44.24%
2007	0.95%	to	2.60%	3,860,697	15.41	to	15.08	60,288,317	0.72%	16.18%	to	14.31%
2006	0.95%	to	2.60%	4,412,906	13.27	to	13.19	59,953,597	0.99%	10.38%	to	8.61%
2005	0.95%	to	2.60%	4,727,922	12.02	to	12.14	58,493,126	0.12%	15.54%	to	13.7%
Equity-Income Portfolio - Initial Class (FEIP)
2009	1.30%	to	1.50%	811,187	$14.92	to	12.28	$11,860,565	2.22%	28.52%	to	28.25%
2008	1.30%	to	1.50%	997,322	11.61	to	9.57	11,365,561	2.20%	-43.4%	to	-43.52%
2007	1.30%	to	1.50%	1,310,249	20.51	to	16.95	26,437,845	1.68%	0.2%	to	0%
2006	1.30%	to	1.50%	1,675,332	20.47	to	16.95	33,754,419	3.25%	18.64%	to	18.4%
2005	1.30%	to	1.50%	2,268,978	17.26	to	14.31	38,463,175	1.72%	4.49%	to	4.28%
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
2009	0.95%	to	2.25%	245,996	12.07	to	10.88	2,889,812	0.38%	55.66%	to	53.3%
2008	0.95%	to	2.40%	286,147	7.75	to	7.03	2,165,977	0.46%	-51.75%	to	-52.55%
2007	0.95%	to	2.40%	392,305	16.07	to	14.81	6,174,688	0.61%	4.43%	to	2.97%
2006	0.95%	to	2.40%	507,691	15.39	to	14.38	7,682,512	0.34%	14.91%	to	13.29%
2005	0.95%	to	2.40%	517,981	13.39	to	12.69	6,847,740	0.00%	1.46%	to	0.01%
High Income Portfolio - Initial Class (FHIP)
2009	1.30%	to	1.50%	857,007	13.15	to	10.94	11,043,020	7.78%	42.09%	to	41.8%
2008	1.30%	to	1.50%	1,013,037	9.25	to	7.72	9,204,648	7.72%	-25.96%	to	-26.11%
2007	1.30%	to	1.50%	1,346,504	12.5	to	10.44	16,560,408	7.01%	1.44%	to	1.24%
2006	1.30%	to	1.50%	1,918,167	12.32	to	10.31	23,269,712	6.62%	9.79%	to	9.57%
2005	1.30%	to	1.50%	2,687,632	11.22	to	9.41	29,688,053	14.55%	1.37%	to	1.16%
VIP Fund - Asset Manager Growth Portfolio - Initial Class (FAMGP)
2009	1.30%	to	1.50%	115,825	13.98	to	11.69	1,592,562	1.52%	31.18%	to	30.91%
2008	1.30%	to	1.50%	144,687	10.65	to	8.93	1,515,574	1.69%	-36.65%	to	-36.78%
2007	1.30%	to	1.50%	171,354	16.82	to	14.12	2,833,817	4.23%	17.41%	to	17.17%
2006	1.30%	to	1.50%	234,079	14.32	to	12.05	3,284,121	2.18%	5.6%	to	5.39%
2005	1.30%	to	1.50%	313,221	13.56	to	11.43	4,171,440	2.64%	2.54%	to	2.34%
VIP Fund - Asset Manager Growth Portfolio - Service Class (FAMGS)
2009	0.95%	to	1.40%	132,853	11.68	to	9.39	1,538,993	1.47%	31.53%	to	30.93%
2008	0.95%	to	1.40%	156,018	8.88	to	7.17	1,375,334	1.67%	-36.49%	to	-36.78%
2007	0.95%	to	1.50%	187,562	13.98	to	11.25	2,604,413	4.01%	17.74%	to	17.08%
2006	0.95%	to	1.65%	237,859	11.88	to	9.89	2,801,709	2.13%	5.84%	to	5.12%
2005	0.95%	to	1.65%	318,342	11.22	to	9.41	3,546,175	2.39%	2.81%	to	2.1%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VIP Fund - Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
2009	0.95%	to	1.60%	64,796	8.99	to	8.43	578,051	1.27%	31.15%	to	30.29%
2008	0.95%	to	1.60%	90,695	6.85	to	6.47	617,251	1.20%	-36.55%	to	-36.97%
2007	0.95%	to	2.00%	155,616	11.66	to	10.63	1,682,140	3.79%	17.53%	to	16.28%
2006	0.95%	to	2.00%	218,687	9.2	to	9.14	2,047,291	1.88%	5.71%	to	4.62%
2005	0.95%	to	2.00%	262,690	8.7	to	8.74	2,335,451	2.21%	2.58%	to	1.52%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2009	1.30%	to	1.50%	182,047	15.82	to	13.52	2,831,492	2.42%	27.43%	to	27.18%
2008	1.30%	to	1.50%	205,903	12.42	to	10.63	2,518,978	2.34%	-29.65%	to	-29.79%
2007	1.30%	to	1.50%	260,245	17.65	to	15.14	4,531,540	5.99%	13.99%	to	13.76%
2006	1.30%	to	1.50%	302,401	15.48	to	13.31	4,617,104	2.84%	5.93%	to	5.71%
2005	1.30%	to	1.50%	408,397	14.62	to	12.59	5,878,062	3.04%	2.7%	to	2.49%
VIP Fund - Asset Manager Portfolio - Service Class (FAMS)
2009	0.95%	to	1.05%	159,093	13.62	to	13.45	2,156,813	2.96%	27.72%	to	27.59%
2008	0.95%	to	1.05%	176,253	10.66	to	10.54	1,872,306	2.23%	-29.5%	to	-29.57%
2007	0.95%	to	1.50%	227,600	15.12	to	12.53	3,429,218	5.54%	14.26%	to	13.62%
2006	0.95%	to	1.50%	313,691	13.23	to	11.03	4,128,448	2.89%	6.22%	to	5.63%
2005	0.95%	to	1.50%	457,159	12.46	to	10.44	5,674,106	2.70%	2.94%	to	2.37%
VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)
2009	0.95%	to	1.60%	125,832	$10.98	to	10.3	$1,367,108	2.15%	27.54%	to	26.7%
2008	0.95%	to	1.60%	147,880	8.61	to	8.13	1,261,176	1.87%	-29.58%	to	-30.05%
2007	0.95%	to	1.70%	241,655	12.23	to	12.18	2,948,057	5.41%	14.07%	to	13.26%
2006	0.95%	to	1.70%	328,594	10.72	to	10.75	3,531,528	2.70%	6.12%	to	5.35%
2005	0.95%	to	1.75%	415,041	10.1	to	9.65	4,216,826	2.66%	2.8%	to	1.97%
VIP Fund - Balanced Portfolio - Initial Class (FBP)
2009	1.30%	to	1.50%	931,893	19.48	to	13.27	17,833,938	1.87%	36.8%	to	36.52%
2008	1.30%	to	1.50%	1,068,913	14.24	to	9.72	14,970,573	1.56%	-34.82%	to	-34.95%
2007	1.30%	to	1.50%	1,370,830	21.85	to	14.94	29,485,545	3.34%	7.62%	to	7.4%
2006	1.30%	to	1.50%	1,656,632	20.3	to	13.91	33,163,410	2.15%	10.26%	to	10.04%
2005	1.30%	to	1.50%	2,121,755	18.41	to	12.64	38,518,391	2.75%	4.39%	to	4.18%
VIP Fund - Balanced Portfolio - Service Class (FBS)
2009	0.95%	to	1.20%	390,093	13.28	to	10.78	5,151,599	2.43%	37.04%	to	36.7%
2008	0.95%	to	1.20%	420,979	9.69	to	7.88	4,058,636	1.41%	-34.65%	to	-34.82%
2007	0.95%	to	1.70%	583,860	14.82	to	12.27	8,617,838	3.01%	7.86%	to	7.1%
2006	0.95%	to	1.70%	790,203	13.74	to	11.46	10,769,761	2.19%	10.58%	to	9.8%
2005	0.95%	to	1.70%	1,191,624	12.43	to	10.44	14,695,826	2.58%	4.61%	to	3.84%
VIP Fund - Balanced Portfolio - Service Class 2 (FB2)
2009	0.95%	to	1.60%	231,984	11.34	to	10.64	2,598,242	1.69%	37.01%	to	36.11%
2008	0.95%	to	1.95%	270,359	8.27	to	7.25	2,202,965	1.07%	-34.77%	to	-35.48%
2007	0.95%	to	2.00%	566,382	12.68	to	11.18	6,922,053	3.11%	7.68%	to	6.59%
2006	0.95%	to	2.00%	703,602	11.78	to	10.49	7,936,808	1.89%	10.44%	to	9.32%
2005	0.95%	to	2.00%	837,180	10.67	to	9.59	8,561,975	2.43%	4.53%	to	3.44%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	1.30%	to	1.50%	1,195,533	21.41	to	17.7	25,179,025	1.39%	33.95%	to	33.67%
2008	1.30%	to	1.50%	1,362,752	15.98	to	13.24	21,444,023	0.90%	-43.26%	to	-43.38%
2007	1.30%	to	1.50%	1,721,497	28.17	to	23.39	47,800,612	0.85%	16.06%	to	15.82%
2006	1.30%	to	1.50%	2,291,778	24.27	to	20.2	54,794,040	1.26%	10.27%	to	10.05%
2005	1.30%	to	1.50%	3,010,456	22.01	to	18.35	65,268,259	0.30%	15.42%	to	15.19%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.95%	to	1.85%	1,018,989	18.33	to	12.22	17,850,384	1.29%	34.38%	to	33.16%
2008	0.95%	to	1.85%	1,165,290	13.64	to	9.18	15,220,038	0.80%	-43.16%	to	-43.68%
2007	0.95%	to	1.85%	1,484,578	23.99	to	16.3	34,282,899	0.74%	16.39%	to	15.32%
2006	0.95%	to	1.85%	2,072,706	20.62	to	14.13	41,231,144	1.08%	10.53%	to	9.53%
2005	0.95%	to	1.85%	2,778,895	18.65	to	12.9	50,466,340	0.20%	15.74%	to	14.69%
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
2009	0.95%	to	2.05%	178,282	7.81	to	6.85	1,365,100	0.01%	34.5%	to	32.82%
2008	0.95%	to	2.35%	250,249	5.81	to	5.03	1,416,520	0.39%	-41.91%	to	-42.81%
2007	0.95%	to	2.35%	399,586	9.99	to	8.79	3,867,673	0.11%	5.71%	to	4.27%
2006	0.95%	to	2.35%	468,828	9.45	to	8.43	4,268,269	0.23%	12.74%	to	11.24%
2005	0.95%	to	2.35%	528,257	8.39	to	7.58	4,271,690	0.00%	19.53%	to	17.9%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 1 (FDCAS)
2009	0.95%	to	1.20%	26,109	7.93	to	7.75	206,920	0.14%	34.62%	to	34.28%
2008	0.95%	to	1.20%	33,398	5.89	to	5.77	196,635	0.51%	-41.75%	to	-41.89%
2007	0.95%	to	1.20%	41,546	10.11	to	9.93	419,802	0.20%	5.9%	to	5.64%
2006	0.95%	to	1.45%	71,423	9.55	to	9.01	680,433	0.38%	12.91%	to	12.44%
2005	0.95%	to	1.45%	80,221	8.45	to	8.02	676,589	0.00%	19.83%	to	19.28%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2009	0.95%	to	1.80%	910,610	$12.22	to	10.34	$10,655,929	2.18%	28.8%	to	27.47%
2008	0.95%	to	1.80%	1,051,714	9.49	to	8.11	9,594,707	2.17%	-43.25%	to	-43.82%
2007	0.95%	to	1.80%	1,342,707	16.72	to	14.44	21,651,322	1.52%	0.45%	to	-0.35%
2006	0.95%	to	1.80%	1,848,034	16.65	to	14.49	29,848,200	3.06%	18.94%	to	17.99%
2005	0.95%	to	1.80%	2,510,246	13.99	to	12.28	34,352,955	1.60%	4.76%	to	3.9%
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2009	0.95%	to	2.60%	1,727,974	10.79	to	8.39	18,012,012	1.99%	28.65%	to	26.28%
2008	0.95%	to	2.60%	2,201,159	8.39	to	6.64	17,684,718	1.91%	-43.36%	to	-44.39%
2007	0.95%	to	2.60%	3,198,721	14.81	to	11.94	44,920,124	1.56%	0.31%	to	-1.31%
2006	0.95%	to	2.60%	3,777,054	14.77	to	12.1	52,827,666	2.90%	18.79%	to	16.88%
2005	0.95%	to	2.60%	4,235,309	12.43	to	10.35	49,887,171	1.44%	4.57%	to	2.87%
VIP Fund - Growth & Income Portfolio - Initial Class (FGIP)
2009	1.30%	to	1.50%	435,060	14.54	to	11.94	6,202,757	1.06%	25.55%	to	25.3%
2008	1.30%	to	1.50%	508,815	11.58	to	9.53	5,786,705	1.10%	-42.46%	to	-42.58%
2007	1.30%	to	1.50%	644,978	20.13	to	16.6	12,774,324	1.83%	10.66%	to	10.43%
2006	1.30%	to	1.50%	844,127	18.19	to	15.03	15,127,365	0.99%	11.71%	to	11.48%
2005	1.30%	to	1.50%	1,195,559	16.28	to	13.48	19,176,656	1.64%	6.24%	to	6.02%
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)
2009	0.95%	to	1.40%	656,856	11.72	to	8.4	7,645,855	1.32%	25.95%	to	25.38%
2008	0.95%	to	1.40%	757,698	9.31	to	6.7	7,005,801	1.01%	-42.33%	to	-42.59%
2007	0.95%	to	1.70%	968,589	16.14	to	12.27	15,531,097	1.69%	10.93%	to	10.15%
2006	0.95%	to	1.70%	1,401,790	14.55	to	11.14	20,181,151	0.93%	11.94%	to	11.15%
2005	0.95%	to	1.70%	2,174,460	12.99	to	10.02	27,981,920	1.50%	6.51%	to	5.73%
VIP Fund - Growth & Income Portfolio - Service Class 2 (FGI2)
2009	0.95%	to	2.60%	558,980	8.89	to	7.26	4,868,924	0.84%	25.81%	to	23.51%
2008	0.95%	to	2.60%	663,688	7.07	to	5.87	4,576,919	0.73%	-42.45%	to	-43.47%
2007	0.95%	to	2.60%	1,217,465	12.02	to	10.39	14,463,016	1.41%	10.86%	to	9%
2006	0.95%	to	2.60%	1,523,749	11.09	to	9.53	16,276,568	0.73%	11.79%	to	9.99%
2005	0.95%	to	2.60%	1,809,690	9.92	to	8.67	17,350,338	1.33%	6.38%	to	4.64%
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2009	1.30%	to	1.50%	2,164,700	15.59	to	8.07	32,910,036	0.48%	43.96%	to	43.66%
2008	1.30%	to	1.50%	2,454,884	10.83	to	5.62	25,968,267	0.38%	-55.6%	to	-55.69%
2007	1.30%	to	1.50%	2,998,614	24.39	to	12.68	71,585,431	0.00%	21.57%	to	21.33%
2006	1.30%	to	1.50%	3,838,147	20.06	to	10.45	75,200,329	0.75%	4.09%	to	3.88%
2005	1.30%	to	1.50%	5,330,713	19.27	to	10.06	100,001,156	0.96%	7.48%	to	7.26%
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2009	0.95%	to	1.50%	1,040,394	7.94	to	6.03	8,195,662	0.38%	44.33%	to	43.53%
2008	0.95%	to	1.50%	1,167,975	5.5	to	4.2	6,379,131	0.31%	-55.49%	to	-55.74%
2007	0.95%	to	1.70%	1,477,714	12.36	to	9.67	18,151,098	0.00%	21.87%	to	21.03%
2006	0.95%	to	1.70%	2,164,644	10.14	to	7.99	21,701,919	0.67%	4.3%	to	3.54%
2005	0.95%	to	1.70%	3,260,503	9.73	to	7.71	31,367,116	0.85%	7.83%	to	7.05%
VIP Fund - Growth Opportunities Portfolio - Service Class 2 (FGO2)
2009	0.95%	to	1.65%	223,840	6.59	to	6.15	1,463,152	0.23%	44.08%	to	43.06%
2008	0.95%	to	1.65%	260,162	4.57	to	4.3	1,178,992	0.10%	-55.56%	to	-55.88%
2007	0.95%	to	2.25%	433,171	10.29	to	8.81	4,367,308	0.00%	21.73%	to	20.22%
2006	0.95%	to	2.25%	633,127	8.45	to	7.33	5,135,032	0.48%	4.12%	to	2.79%
2005	0.95%	to	2.25%	783,699	8.12	to	7.13	6,117,826	0.70%	7.65%	to	6.27%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2009	1.30%	to	1.50%	853,099	$13.03	to	10.97	$10,856,766	0.43%	26.62%	to	26.36%
2008	1.30%	to	1.50%	987,600	10.29	to	8.68	9,950,382	0.73%	-47.86%	to	-47.96%
2007	1.30%	to	1.50%	1,220,889	19.74	to	16.69	23,620,044	0.85%	25.31%	to	25.05%
2006	1.30%	to	1.50%	1,587,272	15.76	to	13.34	24,502,919	0.43%	5.46%	to	5.25%
2005	1.30%	to	1.50%	2,270,865	14.94	to	12.68	33,250,199	0.53%	4.43%	to	4.22%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VIP Fund - Growth Portfolio - Service Class (FGS)
2009	0.95%	to	1.65%	1,042,498	11.11	to	7.07	11,397,677	0.34%	26.93%	to	26.03%
2008	0.95%	to	1.65%	1,178,043	8.75	to	5.61	10,160,222	0.66%	-47.74%	to	-48.11%
2007	0.95%	to	1.70%	1,451,639	16.75	to	11.35	23,999,276	0.65%	25.66%	to	24.79%
2006	0.95%	to	1.70%	2,071,785	13.33	to	9.1	26,927,897	0.31%	5.72%	to	4.96%
2005	0.95%	to	1.70%	3,024,143	12.61	to	8.67	37,295,902	0.40%	4.67%	to	3.9%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2009	0.95%	to	2.25%	1,659,007	5.85	to	6.51	9,746,477	0.20%	26.75%	to	24.83%
2008	0.95%	to	2.35%	1,957,567	4.61	to	5.16	9,226,547	0.47%	-47.81%	to	-48.6%
2007	0.95%	to	2.45%	2,980,613	8.84	to	9.95	27,521,681	0.41%	25.45%	to	23.62%
2006	0.95%	to	2.45%	3,550,271	7.04	to	8.05	26,931,305	0.17%	5.56%	to	4.01%
2005	0.95%	to	2.45%	4,427,606	6.67	to	7.74	32,024,884	0.27%	4.5%	to	2.94%
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2009	1.40%	to	1.45%	123,555	10.29	to	10.28	1,271,390	9.72%	41.8%	to	41.73%
2008	1.40%	to	1.45%	144,845	7.26	to	7.25	1,051,086	10.32%	-25.94%	to	-25.97%
2007	1.40%	to	1.45%	183,544	9.8	to	9.79	1,798,322	16.79%	-2.02%	to	-2.06%	*
VIP Fund - High Income Portfolio - Service Class (FHIS)
2009	0.95%	to	1.50%	490,276	11.1	to	10.31	5,417,043	7.62%	42.41%	to	41.62%
2008	0.95%	to	1.50%	577,479	7.8	to	7.28	4,483,080	7.59%	-25.78%	to	-26.19%
2007	0.95%	to	1.50%	788,760	10.5	to	9.86	8,254,967	6.81%	1.68%	to	1.11%
2006	0.95%	to	1.50%	1,155,293	10.33	to	9.75	11,904,498	6.18%	10.12%	to	9.51%
2005	0.95%	to	1.50%	1,819,246	9.38	to	8.91	17,032,691	14.40%	1.55%	to	0.99%
VIP Fund - High Income Portfolio - Service Class 2 (FHI2)
2009	0.95%	to	2.00%	485,203	11.65	to	9.64	5,481,167	7.20%	42.1%	to	40.57%
2008	0.95%	to	2.00%	683,721	8.2	to	6.86	5,401,594	6.41%	-25.85%	to	-26.67%
2007	0.95%	to	2.25%	1,259,532	11.06	to	9.15	13,218,372	6.75%	1.56%	to	0.26%
2006	0.95%	to	2.25%	1,867,791	10.89	to	9.13	19,198,055	7.42%	9.97%	to	8.57%
2005	0.95%	to	2.25%	2,043,436	9.9	to	8.41	19,137,290	14.45%	1.34%	to	0.04%
VIP Fund - High Income Portfolio - Service Class 2R (FHI2R)
2009	0.95%	to	2.00%	195,840	10.36	to	10.06	2,014,679	7.65%	42.13%	to	40.6%
2008	0.95%	to	2.00%	204,856	7.29	to	7.15	1,484,566	8.72%	-25.89%	to	-26.71%
2007	0.95%	to	2.05%	229,788	9.83	to	9.76	2,254,241	16.83%	-1.68%	to	-2.41%	*
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2009	0.95%	to	1.20%	48,313	10.41	to	10.34	502,388	7.21%	42.56%	to	42.21%
2008	0.95%	to	1.20%	51,824	7.3	to	7.27	378,158	9.25%	-25.69%	to	-25.88%
2007	0.95%	to	1.20%	55,900	9.82	to	9.81	549,020	16.34%	-1.77%	to	-1.94%	*
VIP Fund - Index 500 Portfolio - Initial Class (FIP)
2009	0.95%	to	1.80%	1,943,775	11.89	to	8.08	24,461,730	2.52%	25.4%	to	24.33%
2008	0.95%	to	1.80%	2,303,589	9.48	to	6.5	23,084,333	1.91%	-37.6%	to	-38.13%
2007	0.95%	to	2.00%	3,062,942	15.2	to	11.22	49,555,131	3.58%	4.43%	to	3.38%
2006	0.95%	to	2.00%	4,123,755	14.55	to	10.85	64,044,703	1.85%	14.63%	to	13.47%
2005	0.95%	to	2.00%	5,719,281	12.7	to	9.56	77,208,276	1.86%	3.83%	to	2.77%
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
2009	0.95%	to	1.70%	1,257,159	$17.36	to	15.01	$22,031,226	8.95%	14.62%	to	13.76%
2008	0.95%	to	1.80%	1,487,483	15.14	to	13	22,802,056	4.56%	-4.17%	to	-4.98%
2007	0.95%	to	2.00%	2,002,429	15.8	to	13.44	31,971,786	4.60%	3.35%	to	2.27%
2006	0.95%	to	2.00%	2,736,447	15.29	to	13.14	42,212,416	4.35%	3.36%	to	2.28%
2005	0.95%	to	2.00%	3,776,974	14.79	to	12.84	56,436,283	3.90%	1.22%	to	0.17%
VIP Fund - Mid Cap Portfolio - Initial Class (FMCP)
2009	1.30%			84,859	33.87			2,873,780	0.88%	38.27%
2008	1.30%			91,649	24.49			2,244,770	0.43%	-40.23%
2007	1.30%			111,290	40.98			4,560,666	0.91%	14.12%
2006	1.30%			133,809	35.91			4,805,186	0.38%	11.24%
2005	1.30%			161,231	32.28			5,204,980	0.00%	16.77%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2009	0.95%	to	1.85%	239,781	34.82	to	29.16	8,285,227	0.59%	38.69%	to	37.43%
2008	0.95%	to	1.85%	270,595	25.11	to	21.22	6,749,304	0.33%	-40.08%	to	-40.63%
2007	0.95%	to	1.85%	371,994	41.91	to	35.74	15,499,235	0.73%	14.38%	to	13.34%
2006	0.95%	to	1.85%	528,205	36.64	to	31.53	19,231,126	0.30%	11.52%	to	10.51%
2005	0.95%	to	1.85%	764,088	32.85	to	28.53	24,976,408	0.00%	17.08%	to	16.02%
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2009	0.95%	to	2.25%	1,178,982	19.82	to	27.75	24,350,810	0.44%	38.42%	to	36.45%
2008	0.95%	to	2.40%	1,462,630	14.32	to	20.04	22,665,119	0.24%	-40.18%	to	-41.11%
2007	0.95%	to	2.45%	2,141,028	23.93	to	33.87	57,840,422	0.50%	14.24%	to	12.57%
2006	0.95%	to	2.45%	2,499,223	20.95	to	30.09	62,036,810	0.19%	11.34%	to	9.74%
2005	0.95%	to	2.45%	2,895,497	18.82	to	27.42	64,670,558	0.00%	16.9%	to	15.24%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VIP Fund - Money Market Portfolio - Initial Class (FMMP)
2009	0.95%	to	1.80%	1,254,704	13.38	to	11.58	16,665,180	0.82%	-0.24%	to	-1.09%
2008	0.95%	to	1.80%	1,755,894	13.41	to	11.71	23,422,359	2.98%	2.05%	to	1.17%
2007	0.95%	to	1.95%	1,692,808	13.14	to	11.57	22,140,604	4.91%	4.18%	to	3.14%
2006	0.95%	to	1.95%	2,404,784	12.62	to	11.22	30,299,680	4.92%	3.9%	to	2.87%
2005	0.95%	to	1.95%	2,635,345	12.14	to	10.91	31,983,967	3.08%	2.07%	to	1.05%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2009	1.30%	to	1.50%	799,518	15.46	to	12.89	12,179,776	2.13%	24.88%	to	24.63%
2008	1.30%	to	1.50%	936,068	12.38	to	10.34	11,429,678	2.34%	-44.54%	to	-44.65%
2007	1.30%	to	1.50%	1,197,734	22.32	to	18.68	26,404,069	3.32%	15.78%	to	15.54%
2006	1.30%	to	1.50%	1,500,483	19.28	to	16.17	28,566,943	0.92%	16.55%	to	16.31%
2005	1.30%	to	1.50%	1,847,746	16.54	to	13.9	30,143,611	0.65%	17.5%	to	17.27%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2009	0.95%	to	1.45%	290,240	13.06	to	10.87	3,753,883	2.04%	25.24%	to	24.6%
2008	0.95%	to	1.45%	332,003	10.43	to	8.73	3,433,097	2.15%	-44.4%	to	-44.68%
2007	0.95%	to	1.70%	448,229	18.76	to	16.53	8,348,164	3.09%	16.09%	to	15.3%
2006	0.95%	to	1.70%	661,770	16.16	to	14.34	10,551,954	0.84%	16.83%	to	16.05%
2005	0.95%	to	1.70%	852,469	13.83	to	12.35	11,661,213	0.57%	17.84%	to	17.02%
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
2009	0.95%	to	2.15%	295,619	9.07	to	8.07	2,661,348	1.83%	25.02%	to	23.51%
2008	0.95%	to	2.30%	376,092	7.26	to	7.94	2,748,873	1.87%	-44.49%	to	-45.31%
2007	0.95%	to	2.30%	587,205	16.35	to	14.52	7,889,062	2.92%	16.03%	to	14.44%
2006	0.95%	to	2.30%	747,944	11.28	to	12.68	8,996,238	0.73%	16.66%	to	15.17%
2005	0.95%	to	2.30%	886,223	9.67	to	11.01	9,172,729	0.51%	17.66%	to	16.12%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2009	0.95%	to	2.55%	285,270	$12.22	to	16.24	$3,716,167	1.99%	25%	to	22.74%
2008	0.95%	to	2.55%	352,777	9.77	to	13.23	3,767,285	1.96%	-44.48%	to	-45.44%
2007	0.95%	to	2.55%	473,983	17.6	to	24.25	9,315,988	3.11%	15.94%	to	14.15%
2006	0.95%	to	2.55%	366,651	15.18	to	21.24	6,392,870	0.67%	16.7%	to	14.92%
2005	0.95%	to	2.30%	303,978	13.01	to	18.61	4,412,376	0.42%	17.62%	to	16.08%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2009	0.95%	to	1.55%	52,089	12.33	to	17.56	643,937	2.21%	25.29%	to	24.29%
2008	0.95%	to	1.55%	64,461	9.84	to	14.13	639,820	2.34%	-44.41%	to	-44.81%
2007	0.95%	to	1.55%	79,453	17.71	to	25.6	1,417,786	3.20%	16.11%	to	15.49%
2006	0.95%	to	1.55%	84,632	15.25	to	22.16	1,309,809	0.85%	16.83%	to	16.23%
2005	0.95%	to	1.55%	98,573	13.05	to	19.07	1,299,368	0.59%	17.8%	to	17.15%
VIP Fund - Value Portfolio - Service Class 2 (FV2)
2009	0.95%	to	1.75%	50,426	10.17	to	9.49	507,519	0.68%	40.76%	to	39.62%
2008	0.95%	to	1.75%	55,361	7.23	to	6.8	393,801	0.49%	-47.11%	to	-47.54%
2007	0.95%	to	1.85%	87,802	13.66	to	12.89	1,178,106	0.39%	0.89%	to	0.03%
2006	0.95%	to	1.85%	107,559	13.54	to	12.88	1,427,375	0.69%	13.32%	to	12.35%
2005	0.95%	to	1.85%	125,609	11.95	to	11.47	1,476,384	0.33%	4.83%	to	3.93%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2009	0.95%	to	1.40%	26,841	12.91	to	11.7	341,779	0.53%	55.9%	to	54.88%
2008	0.95%	to	1.55%	23,049	8.28	to	7.48	186,864	0.62%	-51.64%	to	-52.03%
2007	0.95%	to	1.55%	27,247	17.12	to	15.59	457,510	0.93%	4.59%	to	4.03%
2006	0.95%	to	1.55%	31,358	16.37	to	14.98	504,402	0.50%	15.1%	to	14.46%
2005	0.95%	to	1.55%	33,515	14.23	to	13.09	469,025	0.00%	1.58%	to	1%
VIP Fund - Value Strategies Portfolio - Service Class 2 (FVS)
2009	0.95%	to	1.05%	23,767	10.3	to	10.22	244,577	0.77%	40.99%	to	40.85%
2008	0.95%	to	1.05%	29,534	7.31	to	7.25	215,504	0.70%	-47.04%	to	-47.09%
2007	0.95%	to	1.10%	36,865	13.8	to	13.66	507,940	0.53%	1.02%	to	0.87%
2006	0.95%	to	1.10%	42,221	13.66	to	13.55	575,969	0.62%	13.47%	to	13.3%
2005	0.95%	to	1.10%	70,438	12.04	to	11.96	847,039	0.44%	5.08%	to	4.92%
VIP Fund - VIP Growth Strategies Portfolio - Service Class (FAGRS)
2009	0.95%	to	1.00%	8,266	8.87	to	8.83	73,146	0.00%	38.4%	to	38.33%
2008	0.95%	to	1.00%	6,455	6.41	to	6.38	41,320	0.00%	-49.36%	to	-49.39%
2007	0.95%	to	1.20%	6,498	12.65	to	12.43	82,132	0.00%	16.39%	to	16.09%
2006	0.95%	to	1.40%	6,594	10.87	to	10.57	71,435	0.00%	7.4%	to	6.95%
2005	0.95%	to	1.40%	17,951	10.12	to	9.89	181,331	0.00%	6.96%	to	6.5%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VIP Fund - VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)
2009	0.95%	to	2.25%	123,408	8.67	to	7.68	1,044,951	0.00%	38%	to	35.98%
2008	0.95%	to	2.35%	208,391	6.28	to	5.6	1,273,306	0.00%	-49.39%	to	-50.19%
2007	0.95%	to	2.35%	271,076	12.41	to	11.24	3,267,759	0.00%	16.2%	to	14.63%
2006	0.95%	to	2.35%	285,349	10.68	to	9.81	2,969,741	0.00%	7.27%	to	5.8%
2005	0.95%	to	2.35%	315,380	9.96	to	9.27	3,074,420	0.00%	6.72%	to	5.25%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2009	0.95%	to	1.65%	125,910	11.86	to	11.24	1,472,972	1.88%	16.56%	to	15.61%
2008	0.95%	to	1.65%	151,231	10.18	to	9.72	1,520,486	2.07%	-27.64%	to	-28.21%
2007	0.95%	to	1.65%	201,567	14.07	to	13.55	2,807,251	2.60%	-3.35%	to	-3.99%
2006	0.95%	to	1.75%	221,913	14.55	to	14.04	3,203,967	1.25%	16.32%	to	15.44%
2005	0.95%	to	1.75%	205,702	12.51	to	12.16	2,558,538	0.99%	2.7%	to	1.9%
Templeton Foreign Securities Fund - Class 1 (TIF)
2009	0.95%	to	1.55%	23,759	$14.64	to	12.93	$340,797	3.97%	36.04%	to	35.04%
2008	0.95%	to	1.55%	30,221	10.76	to	9.58	318,896	2.58%	-40.8%	to	-41.21%
2007	0.95%	to	1.55%	33,635	18.18	to	16.29	601,501	2.18%	14.68%	to	14.07%
2006	0.95%	to	1.55%	36,467	15.85	to	14.28	569,853	1.37%	20.54%	to	19.9%
2005	0.95%	to	1.55%	37,701	13.15	to	11.91	489,589	1.23%	9.43%	to	8.84%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2009	0.95%	to	2.00%	57,780	8.53	to	8.37	490,739	4.75%	29.01%	to	27.5%
2008	0.95%	to	1.60%	9,607	6.61	to	6.58	63,341	2.89%	-33.86%	to	-34.2%	*
Regency Portfolio - S Class Shares (AMRS)
2008	0.95%	to	1.80%	31,830	5.58	to	6.74	181,638	1.25%	-46.46%	to	-47%
2007	0.95%	to	1.80%	20,462	10.42	to	12.72	221,991	0.22%	2.07%	to	1.24%
2006	0.95%	to	2.05%	57,725	10.2	to	12.51	612,776	0.12%	2.04%	to	1.31%	*
Socially Responsive Portfolio - I Class Shares (AMSRS)
2009	0.95%	to	2.20%	22,205	11.22	to	12.58	258,250	1.41%	30.18%	to	28.35%
2008	0.95%	to	2.20%	26,570	8.62	to	9.8	239,704	1.99%	-40.02%	to	-40.83%
2007	0.95%	to	2.35%	34,139	14.37	to	16.45	518,801	0.10%	6.59%	to	5.14%
2006	0.95%	to	2.35%	37,053	13.48	to	15.64	526,319	0.15%	12.63%	to	11.09%
2005	0.95%	to	1.80%	34,175	11.97	to	14.29	434,178	0.00%	5.84%	to	4.99%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	0.95%	to	2.35%	745,696	10.16	to	9.06	7,413,359	0.01%	42.78%	to	40.55%
2008	0.95%	to	2.60%	945,209	7.11	to	6.34	6,572,841	0.00%	-46.18%	to	-47.14%
2007	0.95%	to	2.60%	1,147,953	13.22	to	11.99	14,864,759	0.01%	12.77%	to	10.95%
2006	0.95%	to	2.60%	1,327,283	11.72	to	10.8	15,277,880	0.19%	6.66%	to	4.92%
2005	0.95%	to	2.60%	1,568,318	10.99	to	10.3	16,987,573	0.75%	3.87%	to	2.17%
Global Securities Fund/VA - Class 3 (OVGS3)
2009	0.95%	to	1.55%	41,001	13.21	to	18.45	556,408	2.30%	38.37%	to	37.37%
2008	0.95%	to	1.55%	49,473	9.54	to	13.43	499,279	1.47%	-40.76%	to	-41.2%
2007	0.95%	to	1.55%	45,383	16.11	to	22.84	779,614	1.31%	5.32%	to	4.75%
2006	0.95%	to	1.55%	44,501	15.3	to	21.81	729,149	0.87%	16.57%	to	15.96%
2005	0.95%	to	1.75%	29,188	13.12	to	18.71	422,009	0.60%	13.25%	to	12.42%
Global Securities Fund/VA - Class 4 (OVGS4)
2009	0.95%	to	2.15%	435,440	13.02	to	12.15	5,596,606	2.01%	38.06%	to	36.22%
2008	0.95%	to	2.20%	525,504	9.43	to	8.9	4,888,798	1.30%	-40.91%	to	-41.74%
2007	0.95%	to	2.45%	686,311	15.96	to	15.13	10,831,474	1.09%	5.05%	to	3.51%
2006	0.95%	to	2.45%	761,024	15.2	to	14.62	11,463,733	0.91%	16.29%	to	14.62%
2005	0.95%	to	2.45%	879,877	13.07	to	12.75	11,434,623	0.68%	12.97%	to	11.34%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2009	0.95%	to	1.55%	31,161	15.1	to	13.14	459,225	1.68%	38.44%	to	37.45%
2008	0.95%	to	1.55%	33,904	10.91	to	9.56	361,882	1.58%	-40.76%	to	-41.19%
2007	0.95%	to	1.55%	43,404	18.41	to	16.26	785,425	1.38%	5.3%	to	4.73%
2006	0.95%	to	1.55%	47,987	17.48	to	15.52	826,057	1.01%	16.58%	to	15.96%
2005	0.95%	to	1.55%	51,252	15	to	13.39	758,088	1.00%	13.22%	to	12.62%
Global Securities Fund/VA - Service Class (OVGSS)
2009	0.95%	to	2.10%	254,036	14.83	to	13.53	3,690,668	2.11%	38.03%	to	36.27%
2008	0.95%	to	2.10%	356,893	10.75	to	9.93	3,753,280	1.30%	-40.9%	to	-41.66%
2007	0.95%	to	2.10%	431,990	18.18	to	17.02	7,710,501	1.25%	5.07%	to	3.91%
2006	0.95%	to	2.20%	538,871	17.3	to	16.3	9,182,101	0.90%	16.25%	to	14.87%
2005	0.95%	to	2.20%	643,114	14.88	to	14.19	9,463,471	0.85%	12.98%	to	11.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
High Income Fund/VA - Class 3 (OVHI3)
2009	0.95%	to	1.55%	79,552	$2.52	to	2.44	$199,631	0.00%	25.55%	to	23.3%
2008	0.95%	to	1.55%	48,947	2.01	to	1.98	98,043	7.38%	-79.09%	to	-79.28%
2007	0.95%	to	1.55%	28,659	9.6	to	9.56	274,906	0.00%	-4%	to	-4.4%	*
High Income Fund/VA - Non-Service Shares (OVHI)
2009	0.95%	to	1.65%	58,027	3.64	to	3.4	208,723	0.00%	24.13%	to	21.8%
2008	0.95%	to	1.65%	83,236	2.93	to	2.79	241,678	8.16%	-78.88%	to	-79.09%
2007	0.95%	to	1.65%	111,717	13.88	to	13.37	1,538,523	8.33%	-1.06%	to	-1.73%
2006	0.95%	to	1.65%	152,574	14.03	to	13.6	2,126,479	7.19%	8.39%	to	7.65%
2005	0.95%	to	1.65%	154,663	12.94	to	12.63	1,991,825	6.26%	1.34%	to	0.66%
Main Street Fund(R)/VA - Service Class (OVGIS)
2009	0.95%	to	2.15%	726,603	10.48	to	9.52	7,439,741	1.73%	26.78%	to	25.24%
2008	0.95%	to	2.25%	910,823	8.27	to	7.55	7,362,822	1.35%	-39.21%	to	-40.08%
2007	0.95%	to	2.45%	1,219,313	13.6	to	12.45	16,243,771	0.87%	3.16%	to	1.64%
2006	0.95%	to	2.45%	1,385,272	13.19	to	12.25	17,947,530	0.98%	13.67%	to	12.01%
2005	0.95%	to	2.45%	1,540,005	11.6	to	10.94	17,621,199	1.17%	4.74%	to	3.19%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2009	0.95%	to	1.55%	43,822	14.37	to	13.72	622,444	0.92%	35.89%	to	34.9%
2008	0.95%	to	1.55%	50,851	10.57	to	10.17	532,380	0.50%	-38.42%	to	-38.88%
2007	0.95%	to	1.55%	52,970	17.17	to	16.64	902,144	0.36%	-2.15%	to	-2.71%
2006	0.95%	to	1.65%	60,225	17.54	to	17.02	1,050,662	0.15%	13.91%	to	13.18%
2005	0.95%	to	1.65%	58,089	15.4	to	15.04	890,665	0.00%	8.88%	to	8.18%
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2009	0.95%	to	1.75%	37,025	8.14	to	10.63	325,447	0.63%	35.58%	to	34.32%
2008	0.95%	to	1.80%	43,562	6	to	7.9	283,949	0.31%	-38.59%	to	-39.2%
2007	0.95%	to	2.05%	58,304	9.78	to	12.91	612,125	0.13%	-2.33%	to	-3.38%
2006	0.95%	to	1.80%	26,424	10.01	to	13.42	280,075	0.00%	0.11%	to	-0.43%	*
Strategic Bond Fund/VA - Service Class (OVSBS)
2009	0.95%	to	2.30%	942,990	15.25	to	13.71	14,120,678	0.27%	17.28%	to	15.65%
2008	0.95%	to	2.30%	1,202,860	13	to	11.85	15,311,582	5.05%	-15.3%	to	-16.45%
2007	0.95%	to	2.30%	1,376,792	15.35	to	14.19	20,735,994	3.33%	8.51%	to	7.06%
2006	0.95%	to	2.30%	1,404,214	14.14	to	13.25	19,541,636	4.14%	6.22%	to	4.79%
2005	0.95%	to	2.30%	1,564,648	13.32	to	12.64	20,572,689	4.14%	1.51%	to	0.16%
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2009	0.95%	to	1.80%	17,134	11.81	to	10.9	197,603	2.59%	28.58%	to	27.31%
2008	0.95%	to	2.15%	44,660	9.19	to	8.36	400,489	2.27%	-39.28%	to	-40.12%
2007	0.95%	to	2.30%	59,863	15.13	to	13.85	886,987	1.34%	-6.94%	to	-8.17%
2006	0.95%	to	2.30%	64,212	16.26	to	15.08	1,026,524	1.45%	14.81%	to	13.3%
2005	0.95%	to	2.30%	69,841	14.16	to	13.31	976,101	1.53%	4.23%	to	2.85%
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2009	0.95%	to	1.55%	16,878	12.32	to	11.76	205,705	0.00%	23.45%	to	22.46%
2008	0.95%	to	1.55%	24,176	9.98	to	9.6	238,682	2.54%	-44.48%	to	-44.9%
2007	0.95%	to	1.70%	38,245	17.98	to	17.28	679,135	3.20%	7.33%	to	6.6%
2006	0.95%	to	1.70%	32,370	16.75	to	16.21	537,136	0.61%	26.51%	to	25.66%
2005	0.95%	to	1.70%	34,163	13.24	to	12.9	449,421	1.28%	11.13%	to	10.37%
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
2009	0.95%	to	1.50%	17,044	$11.98	to	11.49	$201,760	1.79%	30.28%	to	29.56%
2008	0.95%	to	1.50%	24,978	9.2	to	8.87	227,344	1.48%	-39.94%	to	-40.27%
2007	0.95%	to	1.50%	28,244	15.32	to	14.85	428,659	0.62%	-13.55%	to	-14.04%
2006	0.95%	to	1.65%	34,169	17.72	to	17.18	600,850	0.34%	16.18%	to	15.43%
2005	0.95%	to	1.50%	34,690	15.25	to	14.95	525,776	0.17%	6.02%	to	5.43%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2009	0.95%	to	2.25%	100,291	12.25	to	11.07	1,195,587	0.53%	62.34%	to	60.14%
2008	0.95%	to	2.25%	55,966	7.54	to	6.91	414,502	0.00%	-37.63%	to	-38.51%
2007	0.95%	to	2.25%	70,960	12.09	to	11.25	842,948	0.00%	4.51%	to	3.17%
2006	0.95%	to	2.25%	80,396	11.57	to	10.9	917,188	0.11%	4.44%	to	3.09%
2005	0.95%	to	2.25%	87,931	11.08	to	10.57	963,628	0.68%	4.69%	to	3.34%
Capital Growth Portfolio - Class II (ACEG2)
2009	0.95%	to	2.05%	273,597	9.65	to	8.82	2,561,691	0.00%	64.07%	to	62.03%
2008	0.95%	to	2.30%	328,511	5.88	to	5.35	1,882,927	0.20%	-49.6%	to	-50.34%
2007	0.95%	to	2.45%	451,594	11.67	to	10.68	5,143,597	0.00%	15.53%	to	13.82%
2006	0.95%	to	2.45%	517,589	10.1	to	9.38	5,121,527	0.00%	1.65%	to	0.15%
2005	0.95%	to	2.45%	560,959	9.94	to	9.37	5,485,137	0.01%	6.62%	to	5.04%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Comstock Portfolio - Class II (ACC2)
2009	0.95%	to	2.30%	745,932	11.27	to	10.11	8,205,438	4.29%	27.19%	to	25.29%
2008	0.95%	to	2.30%	930,104	8.86	to	8.07	8,056,470	2.44%	-36.41%	to	-37.36%
2007	0.95%	to	2.45%	1,284,613	13.94	to	12.76	17,539,374	1.73%	-3.26%	to	-4.68%
2006	0.95%	to	2.45%	1,520,299	14.41	to	13.39	21,527,980	1.29%	14.95%	to	13.26%
2005	0.95%	to	2.45%	1,726,728	12.53	to	11.82	21,358,501	0.95%	3.12%	to	1.61%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2009	0.95%	to	1.85%	115,948	11.89	to	8.97	1,238,557	0.00%	18.9%	to	18.16%	*
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2009	1.00%	to	1.40%	6,874	13.11	to	13.08	90,092	0.00%	31.13%	to	30.78%	*
Large Cap Core Equity Fund (obsolete) (STVGI)
2008	0.95%	to	1.45%	2,608	11.44	to	11.09	29,393	1.01%	-38.49%	to	-38.81%
2007	0.95%	to	1.80%	3,573	18.61	to	17.79	65,001	1.20%	-0.18%	to	-1.04%
2006	0.95%	to	1.80%	3,919	18.64	to	17.97	71,740	1.21%	15.09%	to	14.11%
2005	0.95%	to	1.80%	4,035	16.2	to	15.75	64,473	0.91%	7.99%	to	7.07%
Large Cap Growth Fund II (obsolete) (VFLG2)
2008	0.95%	to	1.55%	196,969	7.25	to	6.96	1,410,725	0.41%	-39.63%	to	-40.06%
2007	0.95%	to	1.55%	221,038	12	to	11.6	2,627,233	0.36%	8.11%	to	7.46%
2006	0.95%	to	1.65%	250,037	11.1	to	10.75	2,753,846	0.52%	9.3%	to	8.56%
2005	0.95%	to	1.65%	258,535	10.16	to	9.9	2,609,972	0.39%	1.05%	to	0.35%
Large Cap Growth Stock Fund (obsolete) (STVCA)
2008	1.10%	to	1.85%	2,620	9	to	8.59	23,038	0.20%	-41.33%	to	-41.78%
2007	1.45%	to	1.85%	7,424	15.07	to	14.75	110,658	0.29%	13.6%	to	13.13%
2006	0.95%	to	1.85%	21,833	13.55	to	13.04	289,474	0.28%	9.78%	to	8.78%
2005	0.95%	to	1.85%	23,224	12.34	to	11.98	281,902	0.14%	-1.84%	to	-2.73%
Large Cap Value Equity Fund (obsolete) (STVVIS)
2008	1.10%	to	1.90%	5,137	12.77	to	12.16	64,302	2.03%	-33.53%	to	-34.13%
2007	1.10%	to	1.90%	7,427	19.2	to	18.46	139,317	1.29%	2.41%	to	1.64%
2006	0.95%	to	1.90%	15,461	18.87	to	18.17	285,683	1.40%	21.3%	to	20.21%
2005	0.95%	to	1.90%	17,455	15.56	to	15.11	267,277	1.56%	2.77%	to	1.83%
Large Cap Value Fund II (obsolete) (VFLV2)
2008	0.95%	to	1.65%	157,175	8.78	to	8.38	1,362,445	1.26%	-39.98%	to	-40.49%
2007	0.95%	to	1.65%	235,928	14.63	to	14.09	3,410,924	1.07%	0.6%	to	-0.06%
2006	0.95%	to	1.65%	256,800	14.54	to	14.1	3,697,613	1.03%	16.49%	to	15.74%
2005	0.95%	to	1.65%	253,241	12.48	to	12.18	3,136,386	0.86%	9.24%	to	8.52%
Mid-Cap Core Equity Fund (obsolete) (STVMCE)
2008	0.95%	to	1.85%	2,229	$11.63	to	10.99	$25,112	0.58%	-41.22%	to	-41.76%
2007	0.95%	to	1.85%	4,471	19.79	to	18.87	85,458	0.19%	4.18%	to	3.23%
2006	0.95%	to	1.85%	9,935	19	to	18.28	184,726	0.38%	9.67%	to	8.68%
2005	0.95%	to	1.85%	10,525	17.32	to	16.82	179,338	0.45%	13.24%	to	12.21%
NVIT Mid Cap Growth Fund - Class II (obsolete) (SGRF2)
2008	0.95%	to	1.60%	19,280	5.68	to	5.58	110,752	0.00%	-46.79%	to	-47.14%
2007	0.95%	to	1.75%	19,079	10.68	to	10.54	209,775	0.00%	7.69%	to	6.82%
2006	0.95%	to	2.05%	69,651	9.92	to	12.57	730,761	0.00%	-0.83%	to	-1.54%	*
Small Cap Value Equity Fund (obsolete) (STVSCV)
2008	0.95%	to	1.40%	4,565	15.62	to	15.23	70,692	1.68%	-33.78%	to	-34.15%
2007	0.95%	to	1.40%	4,598	23.59	to	23.13	107,713	0.85%	1.58%	to	1.17%
2006	0.95%	to	1.40%	5,093	23.22	to	22.86	117,680	0.44%	15%	to	14.57%
2005	0.95%	to	1.40%	5,562	20.19	to	19.95	111,810	0.44%	10.84%	to	10.42%
STI Classic Variable Trust - International Equity Fund (obsolete) (STVIE)
2006	0.95%	to	1.10%	112	23.35	to	23.2	2,608	0.66%	23.3%	to	23.12%
2005	0.95%	to	1.10%	566	18.94	to	18.84	10,673	1.57%	11.89%	to	11.72%
STI Classic Variable Trust - Investment Grade Bond Fund (obsolete) (STVIGB)
2006	1.55%			630	11.07			6,976	4.33%	2.72%
2005	1.55%			630	10.78			6,791	3.91%	0.63%
Variable Insurance Funds - V.I. Premier Equity Fund - Series I (obsolete) (AVV)
2005	0.95%	to	1.55%	50,633	11.15	to	9.24	555,376	0.86%	4.65%	to	4.05%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Variable Insurance Funds - V.I. Premier Equity Fund - Series II (obsolete) (AVV2)
2005	0.95%	to	2.35%	210,269	9.93	to	9.39	2,055,863	0.61%	4.36%	to	2.92%

2009	Reserves for annuity contracts in payout phase:								427,890
2009	Contract owners equity:								$788,131,102
2008	Reserves for annuity contracts in payout phase:								444,798
2008	Contract owners equity:								$774,814,980
2007	Reserves for annuity contracts in payout phase:								637,445
2007	Contract owners equity:								$1,498,536,209
2006	Reserves for annuity contracts in payout phase:								656,017
2006	Contract owners equity:								$1,663,719,593
2005	Reserves for annuity contracts in payout phase:								785,677
2005	Contract owners equity:								$1,792,285,677
*	Denotes the minimum and/or maximum of the total return ranges, for underlying mutual fund options that were added and funded during the reporting period. One or both of the returns presented may not be annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such case, the total return presented is representative of all units issued and outstanding at period end.
**	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
****	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of the unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010